UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21494

Nuveen Floating Rate Income Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark L. Winget

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (312) 917-7700

Date of fiscal year end:  July 31

Date of reporting period:  January 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Closed-End Funds
Closed-End Funds
Nuveen
January 31, 2024
Semi-annual
Report
This semi-annual report contains the Funds' unaudited financial statements.
Nuveen Floating Rate Income Fund
JFR
Nuveen Credit Strategies Income Fund
JQC
Nuveen Preferred & Income Opportunities Fund
JPC
Nuveen Preferred and Income Term Fund
JPI
Nuveen Variable Rate Preferred & Income Fund
NPFD

Table
of Contents
Important Notices 3
Fund Leverage 4
Common Share Information 6
About the Funds’ Benchmarks 9
Performance Overview and Holdings Summaries 10
Portfolios of Investments 20
Statement of Assets and Liabilities 77
Statement of Operations 79
Statement of Changes in Net Assets 80
Statement of Cash Flows 83
Financial Highlights 86
Notes to Financial Statements 93
Shareholder Meeting Report 110
Risk Considerations 111
Additional Fund Information 113
Glossary of Terms Used in this Report 114

Important Notices

Portfolio Manager Commentaries in Semi-annual Shareholder Reports
The Funds include portfolio manager commentary in their annual shareholder reports. For the Funds’ most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of each Fund’s July 31, 2023 annual shareholder report.
For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holding Summaries section within this report.
Nuveen Credit Strategies Fund (JQC) – Product Actions
The Fund’s Board of Trustees of JQC approved the following changes to the Fund’s portfolio management team, investment policies and performance benchmark, which became effective on August 9, 2023:
Portfolio management team: Himani Trivedi, Head of Structured Credit, was added as a portfolio manager. There were no other changes to the portfolio management of the Fund during the reporting period.
Investment policies: The Fund’s investment policies were changed to allow for a greater portion of its portfolio to be invested in collateralized loan obligation debt and high yield corporate bonds.
Performance benchmark: The Fund’s performance benchmark changed from the Credit Suisse Leveraged Loan Index to the JQC Blended
Benchmark, which is a linked benchmark that consists of 100% Credit Suisse Leveraged Loan Index through August 8, 2023 and thereafter
1) 75% Credit Suisse Leveraged Loan Index and 2) 25% ICE BofA U.S. High Yield Index. The Credit Suisse Leverage Loan Index remains the
Fund’s broad-based benchmark.
Nuveen Preferred & Income Opportunities Fund (JPC) – Fund Merger Update
Effective prior to market open on November 6, 2023, the Nuveen Preferred & Income Fund (JPS) and Nuveen Preferred and Income Fund (JPT) were each merged into JPC. Refer to the Notes to Financial Statements within this report for further details on the merger.
Nuveen Preferred & Income Opportunities Fund (JPC), Nuveen Preferred and Income Term Fund (JPI) and Nuveen Variable
Rate Preferred and Income Fund (NPFD) – Recent Market Factors
Each of the Funds covered by this Report have substantial allocations to preferred and contingent capital securities issued by U.S. and non-U.S.
banks and other financial institutions. Given the increases in prevailing interest rates and other market factors, these securities continue to be subject to heightened volatility and may, ultimately, detract from Fund performance.
Nuveen Preferred and Income Term Fund (JPI) – Fund Restructuring Proposal
On January 18, 2024, the Fund’s Board of Trustees approved a proposal for JPI that will allow Fund shareholders the opportunity to maintain their investment in the Fund and its exposure to preferred and other income producing securities. In light of the upcoming scheduled termination of the
Fund on or before August 31, 2024, the proposal asks shareholders to vote to amend the Fund’s declaration of trust to eliminate the Fund’s term structure. If the amendment is approved by shareholders, the Fund will conduct a tender offer for 100% of its outstanding shares at net asset value.
If the Fund’s common assets, taking into account shares properly tendered in the tender offer, would be $70 million or greater, the tender offer will be completed and the Fund’s term structure will be eliminated. If the Fund’s common assets after the tender offer would be less than $70 million, the tender offer will be cancelled with no common shares repurchased and instead the Fund will proceed to terminate as scheduled.
As part of the proposal, if the Fund’s term structure is eliminated, the Fund’s name will change to “Nuveen Preferred Securities & Income
Opportunities Fund” and the Fund’s common shares will continue to trade on the New York Stock Exchange under the current ticker symbol. In addition, if the Fund’s term structure is eliminated, Nuveen will waive 50% of its new management fees over the first year following the elimination of the term, which may enhance the net earnings of the Fund.
Each of the changes described above will take effect only if shareholders approve the proposal described above and the tender offer condition is satisfied. More information on the proposal will be contained in the proxy materials for the Fund.

Fund Leverage
IMPACT OF THE FUNDS’ LEVERAGE STRATEGIES ON PERFORMANCE
One important factor impacting the returns of the Funds’ common shares relative to their comparative benchmarks was the Funds’ use of leverage through bank borrowings, Taxable Fund Preferred Shares (TFP) for and/or reverse repurchase agreements. The Funds use leverage because our research has shown that, over time, leveraging provides opportunities for additional income. The opportunity arises when short-term rates that a
Fund pays on its leveraging instruments are lower than the interest the Fund earns on its portfolio securities that it has bought with the proceeds of that leverage.
However, use of leverage can expose Fund common shares to additional price volatility. When a Fund uses leverage, the Fund’s common shares will experience a greater increase in their net asset value if the securities acquired through the use of leverage increase in value, but will also experience a correspondingly larger decline in their net asset value if the securities acquired through leverage decline in value. All this will make the shares’ total return performance more variable over time.
In addition, common share income in levered funds will typically decrease in comparison to unlevered funds when short-term interest rates increase and increase when short-term interest rates decrease. In recent quarters, fund leverage expenses have generally tracked the overall movement of short-term interest rates. While fund leverage expenses are higher than their prior year lows, leverage nevertheless continues to provide the opportunity for incremental common share income, particularly over longer-term periods.
The Funds’ use of leverage contributed to relative performance over this reporting period. In addition, JFR, JQC and JPC’s use of leverage was accretive to overall common share income.
JPC and JPI continued to use interest rate swap contracts to partially hedge the interest cost of leverage. The interest rate swaps in JPC had a positive impact on relative performance during the period. The interest rate swaps in JPI had a negligible impact on performance during the reporting period.
As of January 31, 2024, the Funds’ percentages of leverage are as shown in the accompanying table.
* Effective leverage is a Fund’s effective economic leverage, and includes both regulatory leverage and the leverage effects of reverse repurchase agreements, certain derivative and other investments in a Fund’s portfolio that increase the Fund’s investment exposure. Regulatory leverage consists of preferred shares issued or borrowings of a Fund. Both of these are part of a Fund’s capital structure. A Fund, however, may from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to settle portfolio trades.
Such incidental borrowings are excluded from the calculation of a Fund’s effective leverage ratio. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940.
THE FUNDS’ LEVERAGE
Bank Borrowings
As noted previously, the Funds employs leverage through the use of bank borrowings. The Funds’ bank borrowings activities are as shown in the accompanying table.
* Value does not include activity related to the Merger.
Refer to Notes to Financial Statements for further details on bank borrowings.
JFR JQC JPC JPI NPFD
Effective Leverage
*
38.04% 38.10% 37.82% 34.99% 35.74%
Regulatory Leverage
*
38.04% 30.48% 30.71% 28.12% 34.81%
Current Reporting Period
Subsequent to the Close of the Reporting
Period
Fund
Outstanding
Balance as of
August 1,
2023 Draws Paydowns
Outstanding
Balance as of
January 31,
2024
Average
Balance
Outstanding Draws Paydowns
Outstanding
Balance as of
March 20, 2024
JFR $477,200,000 $ - $477,200,000 $477,200,000 $                      - $477,200,000
JQC $211,600,000 $ - $211,600,000 $211,600,000 $                     - $211,600,000
JPC $219,600,000 $ 795,400,000* $  (320,000,000)* $695,000,000 $464,310,326 $ (20,000,000) $675,000,000
JPI $180,900,000 $   3,000,000 $      (11,000,000) $172,900,000 $175,269,565 $  14,600,000 $                      - $187,500,000
NPFD $147,614,000 $ 25,700,000 $ (3,000,000) $170,314,000 $160,136,283 $    4,000,000 $                      - $174,314,000

Reverse Repurchase Agreements
As noted previously, JQC, JPC, JPI and NPFD used reverse repurchase agreements, in which the Funds sell to a counterparty a security that it holds with a contemporaneous agreement to repurchase the same security at an agreed-upon price and date. The Funds’ transactions in reverse repurchase agreements are as shown in the accompanying table.
uriti
* Value does not include activity related to the Merger.
Refer to Notes to Financial Statements for further details on reverse repurchase agreements.
Taxable Fund Preferred Shares
As noted previously, in addition to bank borrowings, JFR, JQC, JPC and NPFD also issued TFP. The Funds’ transactions in TFP are as shown in the accompanying table.
* Issued in the Merger.
Refer to Notes to Financial Statements for further details on TFP.
Current Reporting Period
Subsequent to the Close of the Reporting
Period
Fund
Outstanding
Balance as
August 1,
2023 Sales Purchases
Outstanding
Balance as of
January 31,
2024
Average
Balance
Outstanding Sales Purchases
Outstanding
Balance as of
March 20, 2024
JQC $142,000,000   $- $- $142,000,000 $142,000,000   $ -   $ - $142,000,000
JPC $102,100,000 $414,853,000* $(102,100,000)* $414,853,000 $210,145,679   $ 40,000,000   $ - $454,853,000
JPI $65,000,000    $-    $- $65,000,000 $65,000,000   $ -   $ - $65,000,000
NPFD $27,983,000    $- $ (17,391,000) $10,592,000 $17,991,255   $10,000,000   $ - $20,592,000
Current Reporting Period
Subsequent to the Close of the Reporting
Period
Fund
Outstanding
Balance as of
August 1,
2023 Issuance Redemptions
Outstanding
Balance as of
January 31,
2024
Average
Balance
Outstanding Sales Purchases
Outstanding
Balance as of
March 20, 2024
JFR $285,000,000 $- $- $285,000,000 $285,000,000   $ -   $ - $285,000,000
JQC $140,000,000 $- $- $140,000,000 $140,000,000   $ -   $ - $140,000,000
JPC $150,000,000 $270,000,000* $- $420,000,000 $277,663,043   $ -   $ - $420,000,000
NPFD $85,000,000 $- $- $85,000,000 $85,000,000   $ -   $ - $85,000,000

Common Share Information
JPC AND NPFD COMMON SHARE DISTRIBUTION INFORMATION
The following information regarding the Funds' distributions is current as of January 31, 2024.  Each Fund's distribution levels may vary over time based on each Fund's investment activity and portfolio investment value changes.
During the current reporting period, each Fund's distributions to common shareholders were as shown in the accompanying table.
.
JPC, JPI and NPFD sought to pay regular monthly dividends out of their net investment income at a rate that reflected their past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund paid dividends at a rate that was more or less than the amount of net income actually earned by the Fund during the period. Distributions to common shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeded the earned net investment income, the Fund reported a negative undistributed net ordinary income. Refer to the Notes to Financial Statements for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the prior period.
Updated Distribution Policy for JPC, JPI and NPFD
On November 29, 2023, the Funds’ Board of Trustees (the “Board”) updated each Fund’s distribution policy. Effective for distributions payable on December 29, 2023, each Fund’s distribution policy, which may be changed by the Board, is to make regular monthly cash distributions to holders of its common shares (stated in terms of a fixed cents per common share dividend distribution rate which may be set from time to time). Each Fund intends to distribute all or substantially all of its net investment income through its regular monthly distribution and to distribute realized capital gains at least annually. In addition, in any monthly period, to maintain its declared per common share distribution amount, each Fund may distribute more or less than its net investment income during the period. In the event the Fund distributes more than its net investment income during any yearly period, such distributions may also include realized gains and/or a return of capital. To the extent that a distribution includes a return of capital the NAV per share may erode. The practice of maintaining a stable distribution level had no material effect on each Fund’s investment strategy during the most recent fiscal period and is not expected to have such an effect in future periods, however, distributions in excess of Fund returns will cause its NAV per share to erode. For additional information, refer to the distribution information section below and in the Notes to Financial Statements herein.
All monthly dividends paid by JPC and NPFD during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of each Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for each Fund as of its most recent tax year end is presented in the Notes to Financial Statements of this report.
JFR, JQC AND JPI COMMON SHARE DISTRIBUTION INFORMATION
The following information regarding the distributions for JFR, JQC and JPI is current as of January 31, 2024 .
Per Common Share Amounts
Monthly Distributions (Ex-Dividend Date) JPC NPFD
August $0.0440 $0.0865
September 0.0440 0.0865
October 0.0440 0.0865
November 0.0440 0.0865
December 0.0475 0.0935
January 0.0475 0.0935
Total Distributions from Net Investment Income $0.2710 $0.5330
JPC NPFD
Current Distribution Rate* 7.84% 6.50%
* Current distribution rate is based on the Fund’s current annualized monthly distribution divided by the Fund’s current market price. The Fund’s monthly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the fiscal year the Fund’s cumulative net ordinary income and net realized gains are less than the amount of the Fund’s distributions, a return of capital for tax purposes.

Each Fund’s distribution policy, which may be changed by the Board, is to make regular monthly cash distributions to holders of its common shares (stated in terms of a fixed cents per common share dividend distribution rate which may be set from time to time).
Each Fund intends to distribute all or substantially all of its net investment income each year through its regular monthly distribution and to distribute realized capital gains at least annually. In addition, in any monthly period, to maintain its declared per common share distribution amount, a Fund may distribute more or less than its net investment income during the period. In the event a
Fund distribute more than its net investment income during any yearly period, such distributions may also include realized gains and/or a return of capital. To the extent that a distribution includes a return of capital the NAV per share may erode. The practice of maintaining a stable distribution level had no material effect on each Fund’s investment strategy during the most recent fiscal period and is not expected to have such an effect in future periods, however, distributions in excess of Fund returns will cause its
NAV per share to erode. For additional information, refer to the distribution information section below and in the Notes to Financial
Statements herein.
Because distribution source estimates are updated throughout the current fiscal year based on a fund’s performance, these estimates may differ from both the tax information reported to you in your fund’s 1099 statement, as well as the ultimate economic sources of distributions over the life of your investment.
The figures in the table below provide an estimate of the sources of distributions and may include amounts attributed to realized gains and/or returns of capital. A return of capital may occur, for example, when some or all of the money that you invested in the
Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” The Funds attribute these estimates equally to each regular distribution throughout the year. Consequently, the estimated information shown below is for the current distribution, and also represents an updated estimate for all prior months in the fiscal year. These estimates should not be used for tax reporting purposes. The final determination for all distributions paid in 2024 will be made in early 2025 and reported to you on Form 1099-DIV. More details about each Fund’s distributions and the basis for these estimates are available on www.nuveen.com/en-us/closed-end-funds.
NUVEEN CLOSED-END FUND DISTRIBUTION AMOUNTS
The Nuveen Closed-End Funds’ monthly and quarterly periodic distributions to shareholders are posted on www.nuveen.com and can be found on Nuveen’s enhanced closed-end fund resource page, which is at https://www.nuveen.com/resource-center-
closed-end-funds, along with other Nuveen closed-end fund product updates. To ensure timely access to the latest information, shareholders may use a subscribe function, which can be activated at this web page (https://www.nuveen.com/subscriptions).
COMMON SHARE EQUITY SHELF PROGRAMS
During the current reporting period, JPC was authorized by the Securities and Exchange Commission to issue additional common shares through an equity shelf program (Shelf Offering). Under these programs, JPC, subject to market conditions, may raise additional capital from time to time in varying amounts and offering methods at a net price at or above the Fund’s NAV per common share. The maximum aggregate offering under these Shelf Offerings, are as shown in the accompanying table.
During the current reporting period, JPC did not sell any common shares through their Shelf Offerings.
Refer to Notes to Financial Statements for further details of Shelf Offerings and the Fund’s transactions.
COMMON SHARE REPURCHASES
The Funds’ Board of Trustees reauthorized an open-market share repurchase program, allowing each fund to repurchase and retire an aggregate of up to approximately 10% of its outstanding common shares.
Data as of January 31, 2024
Current Month
Estimated Percentage of the Distribution
Estimated Fiscal YTD
Per Share Amounts
Fund
Net
Investment
Income
Realized
Gains
Return of
Capital
Total
Distributions
Net
Investment
Income Realized Gains
Return of
Capital
JFR 87.53% 0.00% 12.47% $0.5100 $0.4464 $0.0000 $0.0636
JQC 91.39% 0.00% 8.61% $0.3175 $0.2902 $0.0000 $0.0273
JPI 96.63% 0.00% 3.37% $0.5880 $0.5682 $0.0000 $0.0198
JPC
Maximum aggregate offering Unlimited

Common Share Information
(continued)

During the current reporting period, the Funds did not repurchase any of their outstanding common shares.  As of January 31, 2024,
(and since the inception of the Funds’ repurchase programs), each Fund has cumulatively repurchased and retired its outstanding common shares as shown in the accompanying table.
OTHER COMMON SHARE INFORMATION
As of January 31, 2024, the Funds’ common share prices were trading at a premium/(discount) to their common share NAVs and trading at an average premium/(discount) to NAV during the current reporting period, as follows:
JFR JQC JPC JPI NPFD
Common shares cumulatively repurchased and retired 147,593 5,473,400 2,826,100 0 0
Common shares authorized for repurchase 5,690,000 13,560,000 10,505,000 2,275,000 2,415,000
JFR JQC JPC JPI NPFD
Common share NAV $9.26 $5.91 $7.87 $19.41 $19.78
Common share price $8.45 $5.37 $7.27 $18.72 $17.25
Premium/(Discount) to NAV (8.75)% (9.14)% (7.62)% (3.55)% (12.79)%
Average premium/(discount) to NAV (11.71)% (12.70)% (12.75)% (5.10)% (14.70)%

About the Funds’ Benchmarks

Bloomberg Capital Securities Index:
An index designed to measure the performance of USD-denominated preferred securities, including Tier 1 and Tier 2 securities. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees
.
Credit Suisse Leveraged Loan Index:
An index designed to measure the performance of the USD-denominated leveraged loan market. The index includes issuers from developed countries; issuers from developing countries are excluded. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE BofA Fixed Rate Preferred Securities Index:
An index designed to measure the performance of investment
grade fixed-rate, USD-denominated preferred securities issued in the U.S. domestic market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees
.
ICE BofA U.S. All Capital Securities Index:
A n index designed to measure the performance of investment grade and below investment grade fixed rate and fixed-to-floating rate, USD-denominated hybrid corporate and preferred securities publicly issued in the U.S. domestic market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE BofA U.S. High Yield Index:
An index designed to measure the performance of USD-denominated below investment grade corporate debt publicly issued in the U.S. domestic market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE USD Contingent Capital Index :
An index designed to measure the performance of USD denominated contingent capital debt publicly issued in the major domestic and Eurobond markets, including investment grade and below investment grade issues. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE Variable Rate Preferred & Hybrid Securities Index:
An index designed to measure the performance of floating-
and variable-rate investment grade and below investment grade USD-denominated preferred stock and hybrid debt publicly issued by corporations in the U.S. domestic market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Nuveen Floating Rate Income Fund
Performance Overview and Holdings Summaries as of January 31, 2024
JFR
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Fund Performance*
*For purposes of Fund performance, relative results are measured against the Credit Suisse Leveraged Loan Index.
Performance data shown represents past performance and does not predict or guarantee future results. Current per-
formance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Daily Common Share NAV and Share Price
Total Returns as of
January 31, 2024
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
JFR at Common Share NAV 3/25/04 7.19% 10.50% 4.50% 3.94%
JFR at Common Share Price 3/25/04 11.31% 11.51% 5.89% 4.19%
Credit Suisse Leveraged Loan Index — 5.77% 11.08% 5.24% 4.45%

Holdings Summaries as of January 31, 2024
This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Fund Allocation
(% of net assets)
Variable Rate Senior Loan
Interests 133.1%
Corporate Bonds 18.8%
Common Stocks 5.0%
Warrants 1.7%
Asset-Backed Securities 1.5%
Convertible Preferred Securities 0.0%
Short-Term Investment
Companies 4.7%
Other Assets & Liabilities, Net (3.6)%
Borrowings (38.4)%
TFP Shares, Net (22.8)%
Net Assets 100%
Portfolio Composition
1
(% of total investments)
Software & Services 12.4%
Consumer Services 12.4%
Health Care Equipment &
Services 9.8%
Media & Entertainment 8.6%
Energy 6.2%
Commercial & Professional
Services 5.4%
Telecommunication Services 4.9%
Materials 4.8%
Insurance 4.7%
Capital Goods 4.7%
Transportation 4.3%
Consumer Discretionary
Distribution & Retail 4.0%
Investment Companies 2.8%
Utilities 2.7%
Pharmaceuticals, Biotechnology
& Life Sciences 2.2%
Other 10.1%
Total Investments 100%
Top Five Issuers
(% of total long-term investments)
Quarternorth Energy Holding
Inc 2.3%
1011778 B.C. Unlimited Liability
Company, Term Loan B5 1.7%
Medline Borrower, LP, Term
Loan B 1.6%
Asurion LLC, Term Loan B8 1.4%
Clear Channel Outdoor
Holdings, Inc., Term Loan B 1.3%
Bond Credit Quality
(% of total long-term investments)
BBB 11.1%
BB or Lower 88.9%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Credit Strategies Income Fund
Performance Overview and Holdings Summaries as of January 31, 2024
JQC
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Fund Performance*
*For purposes of Fund performance, relative results are measured against the JQC Blended Benchmark. Effective August 9, 2023, the JQC Blended
Benchmark consists of 1) 75% Credit Suisse Leveraged Loan Index and 2) 25% ICE BofA U.S. High Yield Index. Through August 8, 2023, the Fund’s
performance was measured against the Credit Suisse Leveraged Loan Index.
Performance data shown represents past performance and does not predict or guarantee future results. Current per-
formance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Daily Common Share NAV and Share Price
Total Returns as of
January 31, 2024
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
JQC at Common Share NAV 6/25/03 7.00% 10.26% 3.60% 3.26%
JQC at Common Share Price 6/25/03 12.43% 11.20% 5.40% 4.09%
Credit Suisse Leveraged Loan Index — 5.77% 11.08% 5.24% 4.45%
JQC Blended Benchmark — 6.02% 11.34% 5.29% 4.47%

Holdings Summaries as of January 31, 2024
This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Fund Allocation
(% of net assets)
Variable Rate Senior Loan
Interests 122.0%
Corporate Bonds 31.6%
Common Stocks 2.3%
Asset-Backed and Mortgage-
Backed Securities 1.9%
Warrants 0.5%
Short-Term Investment
Companies 5.6%
Other Assets & Liabilities, Net (2.3)%
Reverse Repurchase
Agreements, including accrued
interest (17.8)%
Borrowings (26.4)%
TFP Shares, Net (17.4)%
Net Assets 100%
Top Five Issuers
(% of total long-term investments)
Ultimate Software Group Inc
(The), Term Loan B 1.8%
Medline Borrower, LP, Term
Loan B 1.7%
Talen Energy Supply, LLC, Term
Loan B 1.3%
Level 3 Financing Inc 1.2%
Clear Channel Outdoor
Holdings, Inc., Term Loan B 1.2%
Portfolio Composition
1
(% of total investments)
Software & Services 12.5%
Consumer Services 10.9%
Health Care Equipment &
Services 10.7%
Media & Entertainment 8.1%
Capital Goods 6.3%
Telecommunication Services 6.2%
Materials 5.8%
Insurance 5.0%
Transportation 4.9%
Commercial & Professional
Services 4.5%
Consumer Discretionary
Distribution & Retail 4.0%
Energy 3.6%
Investment Companies 3.4%
Utilities 2.9%
Pharmaceuticals, Biotechnology
& Life Sciences 1.8%
Other 9.4%
Total Investments 100%
Bond Credit Quality
(% of total long-term investments)
A 0.1%
BBB 9.5%
BB or Lower 83.0%
N/R (not rated) 2.3%
N/A (not applicable) 5.1%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Preferred & Income Opportunities Fund
Performance Overview and Holdings Summaries as of January 31, 2024
JPC
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Fund Performance*
*For purposes of Fund performance, relative results are measured against the JPC Blended Benchmark. Effective April 1, 2022, the JPC Blended
Benchmark consists of 1) 60% ICE BofA U.S. All Capital Securities Index and 2) 40% ICE USD Contingent Capital Index. From December 31, 2013,
through March 31, 2022, the JPC Blended Benchmark consisted of 1) 50% ICE BofA Fixed Rate Preferred Securities Index, 2) 30% ICE BofA U.S. All
Capital Securities Index and 3) 20% ICE USD Contingent Capital Index. Through December 30, 2013, the JPC Blended Benchmark consisted of 1)
82.5% ICE BofA Fixed Rate Preferred Securities Index and 2) 17.5% Bloomberg Capital Securities Index.
Performance data shown represents past performance and does not predict or guarantee future results. Current per-
formance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Daily Common Share NAV and Share Price
Total Returns as of
January 31, 2024
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
JPC at Common Share NAV 3/26/03 9.52% 0.97% 3.14% 4.98%
JPC at Common Share Price 3/26/03 14.77% (0.87)% 2.87% 5.81%
ICE BofA U.S. All Capital Securities Index — 7.30% 3.22% 3.65% 4.79%
JPC Blended Benchmark — 7.22% 0.86% 2.98% 4.69%

Holdings Summaries as of January 31, 2024
This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Fund Allocation
(% of net assets)
$1,000 Par (or similar)
Institutional Preferred 82 .8%
Contingent Capital Securities 48 .1%
$25 Par (or similar) Retail
Preferred 19 .9%
Corporate Bonds 6 .4%
Convertible Preferred Securities 0 .9%
Common Stocks 0 .0%
Repurchase Agreements 0 .1%
Other Assets & Liabilities, Net 2.6%
Reverse Repurchase
Agreements, including accrued
interest ( 16 .6 ) %
Borrowings (27.6)%
TFP Shares, Net ( 16 .6 ) %
Net Assets 100%
Portfolio Composition
1
(% of total investments)
Banks 53.5%
Financial Services 17.3%
Insurance 13.7%
Utilities 4.8%
Energy 3.7%
Food, Beverage & Tobacco 2.5%
Capital Goods 1.6%
Other 2.8%
Repurchase Agreements 0.1%
Total 100%
Country Allocation
2
(% of total investments)
United States 57 .3%
United Kingdom 12 .5%
France 8 .0%
Switzerland 5 .0%
Canada 4 .3%
Spain 2 .5%
Netherlands 2 .2%
Australia 2 .1%
Germany 2 .0%
Finland 1 .3%
Italy 1 .3%
Other 1 .5%
Total 100%
Top Five Issuers
(% of total long-term investments)
Citigroup Inc 3.9%
BNP Paribas SA 3.8%
UBS Group AG 3.7%
Wells Fargo & Co 3.3%
Bank of America Corp 3.0%
Portfolio Credit Quality
(% of total long-term fixed-income
investments)
A 2.8%
BBB 75.3%
BB or Lower 20.4%
N/R (not rated) 1.5%
N/A (not applicable) 0.0%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
2 Includes 0.9% (as a percentage of total investments) in emerging market countries.

Nuveen Preferred and Income Term Fund
Performance Overview and Holdings Summaries as of January 31, 2024
JPI
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Fund Performance*
*For purposes of Fund performance, relative results are measured against the JPI Blended Benchmark. Effective December 31, 2013, the JPI
Blended Benchmark consists of 1) 60% ICE BofA U.S. All Capital Securities Index and 2) 40% ICE USD Contingent Capital Index. Through December
30, 2013, the JPI Blended Benchmark consisted of 1) 65% ICE BofA Fixed Rate Preferred Securities Index and 2) 35% Bloomberg Capital Securities
Index.
Performance data shown represents past performance and does not predict or guarantee future results. Current per-
formance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Daily Common Share NAV and Share Price
Total Returns as of
January 31, 2024
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
JPI at Common Share NAV 7/26/12 8.65% (0.91)% 3.14% 5.00%
JPI at Common Share Price 7/26/12 9.78% (1.56)% 3.66% 5.75%
ICE BofA U.S. All Capital Securities Index — 7.30% 3.22% 3.65% 4.79%
JPI Blended Benchmark — 7.22% 0.86% 3.34% 4.79%

Holdings Summaries as of January 31, 2024
This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Fund Allocation
(% of net assets)
$1,000 Par (or similar)
Institutional Preferred 79 .5%
Contingent Capital Securities 48 .6%
$25 Par (or similar) Retail
Preferred 25 .8%
Corporate Bonds 0 .8%
Other Assets & Liabilities, Net (0.7)%
Reverse Repurchase
Agreements, including accrued
interest ( 14 .9 ) %
Borrowings (39.1)%
Net Assets 100%
Portfolio Composition
1
(% of total investments)
Banks 53.9%
Financial Services 15.3%
Insurance 13.1%
Food, Beverage & Tobacco 4.4%
Energy 3.7%
Utilities 3.5%
Capital Goods 3.2%
Other 2.9%
Total 100%
Top Five Issuers
(% of total long-term investments)
Citigroup Inc 4.3%
HSBC Holdings PLC 3.8%
UBS Group AG 3.3%
BNP Paribas SA 3.2%
Wells Fargo & Co 3.1%
Portfolio Credit Quality
(% of total long-term fixed-income
investments)
BBB 68.9%
BB or Lower 28.9%
N/R (not rated) 2.2%
Total 100%
Country Allocation
2
(% of total investments)
United States 59 .5%
United Kingdom 11 .9%
France 7 .0%
Switzerland 3 .8%
Canada 3 .4%
Spain 2 .6%
Netherlands 2 .6%
Italy 2 .1%
Australia 1 .7%
Germany 1 .5%
Ireland 1 .3%
Other 2 .6%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
2 Includes 2.2% (as a percentage of total investments) in emerging market countries.

Nuveen Variable Rate Preferred & Income Fund
Performance Overview and Holdings Summaries as of January 31, 2024
NPFD
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Fund Performance*
*For purposes of Fund performance, relative results are measured against the NPFD Blended Benchmark. The NPFD Blended Benchmark consists of
1) 80% ICE Variable Rate Preferred & Hybrid Securities Index and 2) 20% ICE USD Contingent Capital Index.
Performance data shown represents past performance and does not predict or guarantee future results. Current per-
formance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Daily Common Share NAV and Share Price
Total Returns as of
January 31, 2024
Cumulative Average Annual
Inception
Date 6-Month 1-Year
Since
Inception
NPFD at Common Share NAV 12/15/21 8.40% (0.05)% (4.68)%
NPFD at Common Share Price 12/15/21 8.78% (2.57)% (9.97)%
ICE Variable Rate Preferred & Hybrid Securities Index — 7.19% 6.99% 2.07%
NPFD Blended Benchmark — 7.17% 5.03% 0.77%

Holdings Summaries as of January 31, 2024
This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Fund Allocation
(% of net assets)
$1,000 Par (or similar)
Institutional Preferred 103 .3%
Contingent Capital Securities 25 .9%
$25 Par (or similar) Retail
Preferred 24 .1%
Corporate Bonds 1 .4%
Repurchase Agreements 0 .0%
Other Assets & Liabilities, Net 0.8%
Reverse Repurchase
Agreements, including accrued
interest ( 2 .2 ) %
Borrowings (35.6)%
TFP Shares, Net ( 17 .7 ) %
Net Assets 100%
Top Five Issuers
(% of total long-term investments)
Citigroup Inc 5.0%
JPMorgan Chase & Co 3.8%
Bank of America Corp 3.8%
Goldman Sachs Group Inc/The 3.7%
Wells Fargo & Co 3.3%
Portfolio Composition
1
(% of total investments)
Banks 47.5%
Financial Services 16.1%
Insurance 14.3%
Energy 6.8%
Utilities 5.9%
Capital Goods 3.7%
Automobiles & Components 2.3%
Other 3.4%
Repurchase Agreements 0.0%
Total 100%
Portfolio Credit Quality
(% of total long-term fixed-income
investments)
BBB 67.3%
BB or Lower 30.2%
N/R (not rated) 2.5%
Total 100%
Country Allocation
2
(% of total investments)
United States 68 .6%
United Kingdom 7 .6%
Canada 6 .8%
France 3 .8%
Switzerland 2 .4%
Ireland 2 .0%
Australia 1 .6%
Spain 1 .6%
Netherlands 1 .5%
Bermuda 1 .2%
Germany 0 .9%
Other 2 .0%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
2 Includes 2.1% (as a percentage of total investments) in emerging market countries.

Nuveen Floating Rate Income Fund
Portfolio of Investments January 31, 2024
(Unaudited)
JFR
Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
LONG-TERM INVESTMENTS - 160.1%  (97.2% of Total Investments)
X –
VARIABLE RATE SENIOR LOAN INTERESTS - 133.1% (80.8% of Total Investments) (b) X 1,652,269,487
Automobiles & Components - 0.7% (0.4% of Total Investments)
$ 1,049 Adient US LLC, Term Loan B 8.606% TSFR1M 3.250% 4/10/28 $ 1,052,090
3,312 Clarios Global LP, Term Loan B 8.333% SOFR30A 3.000% 5/06/30 3,317,909
2,828 DexKo Global Inc., Term Loan B
, (DD1)
9.360% SOFR90A 3.750% 10/04/28 2,818,616
1,501 Phinia Inc, Term Loan B 9.433% SOFR30A 4.000% 7/03/28 1,504,991
Total Automobiles & Components 8,693,606
Capital Goods - 7.4% (4.5% of Total Investments)
3,861 ACProducts, Inc., Term Loan B 9.860% SOFR90A 4.250% 5/17/28 3,350,003
626 Aegion Corporation, Term Loan 9.587% TSFR3M 4.250% 5/17/28 627,676
7,478 Ali Group North America
Corporation, Term Loan B
7.447% SOFR30A 2.000% 10/13/28 7,485,252
3,566 Alliance Laundry Systems LLC,
Term Loan B
8.929% SOFR30A +
SOFR90A
3.500% 10/08/27 3,569,922
3,234 Centuri Group, Inc, Term Loan B 7.294% SOFR30A 2.500% 8/28/28 3,244,038
9,684 Chamberlain Group Inc, Term
Loan B
8.683% SOFR30A 3.250% 10/22/28 9,590,906
2,192 Chart Industries, Inc., Term Loan 8.698% TSFR1M 3.250% 3/18/30 2,197,645
4,657 Core & Main LP, Term Loan B 7.996% TSFR1M +
TSFR2M
2.500% 6/10/28 4,663,993
1,192 Cornerstone Building Brands,
Inc., Term Loan B
8.683% TSFR1M 3.250% 4/12/28 1,184,829
3,744 Emrld Borrower LP, Term Loan B 8.313% SOFR30A 3.000% 5/31/30 3,749,219
5,243 Gates Global LLC, Term Loan B3 7.933% SOFR30A 2.500% 3/31/27 5,244,014
1,900 INNIO Group Holding GmbH,
Term Loan B
9.564% TSFR3M 4.250% 11/06/28 1,906,536
2,942 Madison IAQ LLC, Term Loan 8.701% TSFR1M 3.250% 6/21/28 2,923,622
3,126 Osmose Utilities Services, Inc.,
Term Loan
8.697% SOFR30A 3.250% 6/22/28 3,113,187
7,472 Quikrete Holdings, Inc., Term
Loan, First Lien
8.072% SOFR30A 2.625% 1/31/27 7,483,788
3,404 Resideo Funding Inc., Term
Loan
7.700% SOFR30A +
TSFR1M
2.250% 2/14/28 3,397,368
2,197 Standard Industries Inc., Term
Loan B
7.701% TSFR1M 2.250% 9/22/28 2,198,437
350 TransDigm Inc ,Term Loan , (WI/
DD)
TBD TBD TBD TBD 350,842
4,101 TransDigm, Inc., Term Loan H 8.598% SOFR90A 3.250% 2/22/27 4,110,657
10,850 TransDigm, Inc., Term Loan I 8.598% SOFR90A 3.250% 8/24/28 10,873,086
2,992 Victory Buyer LLC, Term Loan 9.391% TSFR3M 3.750% 11/18/28 2,846,400
7,803 Windsor Holdings III, LLC, Term
Loan B , (DD1)
9.848% TSFR1M 4.500% 8/01/30 7,823,412
Total Capital Goods 91,934,832
Commercial & Professional Services - 7.5% (4.6% of Total Investments)
6,245 Allied Universal Holdco LLC,
Term Loan B , (DD1)
9.183% SOFR30A 3.750% 5/15/28 6,167,768
4,029 Amentum Government Services
Holdings LLC, Term Loan
9.337% SOFR30A 4.000% 2/07/29 4,036,204
4,639 Anticimex International AB,
Term Loan B1 , (DD1)
8.495% SOFR90A 3.150% 11/16/28 4,619,258
1,719 Camelot U.S. Acquisition LLC,
Term Loan B
8.337% SOFR30A 3.000% 10/30/26 1,719,699
1,676 CHG Healthcare Services Inc.,
Term Loan
8.697% SOFR30A 3.250% 10/02/28 1,673,152

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Commercial & Professional Services (continued)
$ 3,140 CoreLogic, Inc., Term Loan 8.947% SOFR30A 3.500% 6/02/28 $ 3,041,619
4,198 Covanta Holding Corporation,
Term Loan B
7.833% SOFR30A 2.500% 11/30/28 4,189,620
320 Covanta Holding Corporation,
Term Loan C
7.833% SOFR30A 2.500% 11/30/28 319,448
5,281 Creative Artists Agency, LLC ,
Term Loan B
8.833% SOFR30A 3.500% 11/16/28 5,288,941
6,606 Dun & Bradstreet Corporation
(The), Term Loan B
8.087% TSFR1M 2.750% 2/09/26 6,614,819
5,598 EAB Global, Inc., Term Loan 8.947% SOFR30A 3.500% 8/16/28 5,600,451
2,155 Evertec Group, LLC, Term Loan
B
8.833% SOFR30A 3.500% 10/15/30 2,156,847
3,142 Garda World Security
Corporation, Term Loan B ,
(DD1)
9.725% SOFR90A 4.250% 10/30/26 3,150,511
1,335 Garda World Security
Corporation, Term Loan B ,
(DD1)
9.625% TSFR3M 4.250% 2/01/29 1,337,322
3,758 GFL Environmental Inc., First
Lien Term Loan
7.816% TSFR3M 2.500% 5/31/27 3,764,674
1,711 Herman Miller, Inc, Term Loan B 7.447% SOFR30A 2.000% 7/19/28 1,705,416
3,860 LABL, Inc., Term Loan, First Lien 10.433% SOFR30A 5.000% 10/29/28 3,674,283
290 (d) OMNIA Partners LLC, Term Loan 9.074% SOFR30A 3.750% 7/25/30 290,908
3,085 OMNIA Partners LLC, Term
Loan B
9.074% SOFR30A 3.750% 7/25/30 3,096,765
5,380 Prime Security Services
Borrower, LLC, Term Loan B
7.827% TSFR3M 2.500% 10/14/30 5,390,437
7,335 Verscend Holding Corp., Term
Loan B
9.447% SOFR30A 4.000% 8/27/25 7,352,386
5,947 Vertical US Newco Inc, Term
Loan B , (DD1)
9.081% 6-Month LIBOR 3.500% 7/31/27 5,955,590
775 VT Topco, Inc., Term Loan B 9.583% SOFR30A 4.250% 8/12/30 778,933
12,239 WIN Waste Innovations
Holdings, Inc., Term Loan B
8.197% SOFR30A 2.750% 3/27/28 11,323,970
Total Commercial & Professional Services 93,249,021
Consumer Discretionary Distribution & Retail - 5.1% (3.1% of Total Investments)
1,798 Academy, Ltd., Term Loan 9.217% TSFR1M 3.750% 11/08/27 1,802,717
6,292 Avis Budget Car Rental, LLC,
Term Loan B
7.197% SOFR30A 1.750% 8/06/27 6,266,350
2,666 Avis Budget Car Rental, LLC,
Term Loan C
8.433% SOFR30A 3.000% 3/16/29 2,672,961
1,252 Belk, Inc., Term Loan 15.000% Prime 6.500% 7/31/25 1,135,917
6,052 Belk, Inc., Term Loan , (cash
15.299%, PIK 8.000%)
15.000% N/A N/A 7/31/25 1,354,073
2,179 Belron Finance US LLC, Term
Loan, First Lien
7.664% SOFR90A 2.250% 4/13/29 2,185,859
1,010 CNT Holdings I Corp ,Term
Loan , (WI/DD)
TBD TBD TBD TBD 1,009,581
1,086 Driven Holdings, LLC, Term
Loan B
8.451% TSFR1M 3.000% 12/18/28 1,079,561
1,682 EOS Finco Sarl, Term Loan 11.098% SOFR90A 5.750% 8/03/29 1,536,813
908 Fastlane Parent Company, Inc.,
Term Loan B
9.833% SOFR30A 4.500% 9/29/28 908,860
5,330 Jo-Ann Stores, Inc., Term Loan
B1
10.336% SOFR90A 4.750% 6/30/28 435,343
6,834 LBM Acquisition LLC, Term Loan
B , (DD1)
9.087% SOFR30A 3.750% 12/20/27 6,783,977
1,699 Les Schwab Tire Centers, Term
Loan B
8.708% TSFR1M 3.250% 11/02/27 1,699,088
20,405 PetSmart, Inc., Term Loan B 9.183% SOFR30A 3.750% 2/12/28 20,339,447

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

JFR
Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Consumer Discretionary Distribution & Retail (continued)
$ 5,745 Restoration Hardware, Inc., Term
Loan B
7.947% SOFR30A 2.500% 10/15/28 $ 5,525,639
3,220 SRS Distribution Inc., Term Loan 8.683% SOFR30A 3.250% 6/04/28 3,206,838
1,431 Staples, Inc., Term Loan 10.467% 1-Month LIBOR 5.000% 4/12/26 1,355,505
4,445 Wand NewCo 3 Inc ,Term Loan
, (WI/DD)
TBD TBD TBD TBD 4,452,645
Total Consumer Discretionary Distribution & Retail 63,751,174
Consumer Durables & Apparel - 2.2% (1.3% of Total Investments)
3,450 (d) AI Aqua Merger Sub, Inc., Term
Loan , (DD1)
9.585% TSFR1M 4.250% 7/31/28 3,453,243
8,156 AI Aqua Merger Sub, Inc., Term
Loan B, First Lien
9.105% TSFR1M 3.750% 7/31/28 8,121,983
2,791 Birkenstock GmbH & Co. KG,
Term Loan B
8.894% SOFR90A 3.250% 4/28/28 2,799,904
1,559 Hayward Industries, Inc., Term
Loan
8.197% SOFR30A 2.750% 5/30/28 1,559,240
108 Serta Simmons Bedding, LLC,
Term Loan
12.963% SOFR90A 7.500% 6/29/28 102,128
1,580 SRAM, LLC , Term Loan B 9.224% Prime 2.250% 5/18/28 1,577,571
6,183 Topgolf Callaway Brands Corp.,
Term Loan B
8.933% SOFR30A 3.500% 3/09/30 6,178,761
3,333 Weber-Stephen Products LLC,
Term Loan B
8.697% SOFR30A 3.250% 10/29/27 3,030,761
Total Consumer Durables & Apparel 26,823,591
Consumer Services - 18.9% (11.5% of Total Investments)
34,143 1011778 B.C. Unlimited Liability
Company, Term Loan B5
7.583% SOFR30A 2.250% 9/23/30 34,015,189
739 24 Hour Fitness Worldwide, Inc.,
Exit Term Loan
19.370% SOFR90A +
3-Month LIBOR
14.000% 9/29/26 388,001
1,556 24 Hour Fitness Worldwide, Inc.,
Term Loan , (cash 10.529%, PIK
5.000%)
10.610% SOFR90A 5.000% 12/29/25 699,999
3,846 Alterra Mountain Company,
Term Loan
8.947% SOFR30A 3.500% 8/17/28 3,852,333
205 Alterra Mountain Company,
Term Loan B
9.183% SOFR30A 3.750% 5/31/30 205,101
1,461 Aramark Services, Inc., Term
Loan B6
7.947% SOFR30A 2.500% 6/24/30 1,459,594
11,841 Caesars Entertainment Corp,
Term Loan B
8.663% SOFR90A 3.250% 1/25/30 11,849,997
2,250 Caesars Entertainment Inc ,Term
Loan
8.663% SOFR90A 3.250% 1/27/31 2,248,594
3,187 Carnival Corporation, Term
Loan B
8.697% SOFR30A 3.250% 10/18/28 3,191,689
3,990 Carnival Corporation, Term
Loan B
8.336% TSFR1M 3.000% 8/09/27 3,996,932
6,713 Churchill Downs Incorporated,
Term Loan B1
7.433% SOFR30A 2.000% 3/17/28 6,709,760
17,287 ClubCorp Holdings, Inc., Term
Loan B2
10.610% Prime 4.000% 9/18/26 17,105,203
10,044 Equinox Holdings, Inc., Term
Loan, First Lien
8.610% 3-Month LIBOR
+ SOFR180A
3.000% 3/08/24 9,947,543
15,313 Fertitta Entertainment, LLC,
Term Loan B
9.333% SOFR30A 4.000% 1/27/29 15,289,848
24,125 Flutter Entertainment PLC, Term
Loan B
7.698% SOFR90A 2.250% 11/25/30 24,064,687
7,472 Formula One Holdings Limited,
Term Loan B
7.598% SOFR90A 2.250% 1/15/30 7,478,538
1,940 GT Polaris, Inc., Term Loan 9.324% SOFR90A 3.750% 9/24/27 1,912,383

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Consumer Services (continued)
$ 5,821 GVC Holdings (Gibraltar)
Limited, Term Loan B
8.948% SOFR90A 3.500% 10/31/29 $ 5,829,120
10,242 Hilton Domestic Operating
Company, Inc., Term Loan B4
7.436% TSFR1M 2.000% 11/08/30 10,255,836
5,132 Hilton Grand Vacations
Borrower LLC, Term Loan B
8.087% SOFR30A 2.750% 8/02/28 5,130,977
2,090 Hilton Grand Vacations
Borrower LLC, Term Loan B
8.083% SOFR30A 2.750% 1/17/31 2,088,955
15,387 IRB Holding Corp, Term Loan B 8.074% SOFR90A 2.750% 12/15/27 15,373,572
3,734 Life Time Fitness Inc , Term
Loan, First Lien
9.824% SOFR90A 4.250% 1/15/26 3,760,316
9,970 Light and Wonder International,
Inc., Term Loan
8.083% TSFR1M 2.750% 4/16/29 9,994,049
857 Motion Finco Sarl, Term Loan B2
, (DD1)
8.860% SOFR90A 3.250% 11/04/26 858,026
1,619 NASCAR Holdings, Inc, Term
Loan B
7.947% SOFR30A 2.500% 10/19/26 1,627,650
3,079 PCI Gaming Authority, Term
Loan
7.947% SOFR30A 2.500% 5/31/26 3,082,073
2,566 Penn National Gaming, Inc.,
Term Loan B
8.183% SOFR30A 2.750% 4/20/29 2,563,646
3,220 Scientific Games Holdings LP,
Term Loan B
8.598% SOFR90A 3.250% 2/04/29 3,198,824
5,743 SeaWorld Parks &
Entertainment, Inc., Term Loan B
7.833% TSFR1M 2.500% 8/25/28 5,756,136
6,948 Spin Holdco Inc., Term Loan 9.625% SOFR90A 4.000% 3/06/28 6,222,589
1,947 Stars Group Holdings B.V. (The),
Term Loan B
8.863% SOFR90A 3.250% 7/04/28 1,951,014
7,804 Station Casinos LLC, Term Loan
B
7.683% SOFR30A 2.250% 2/08/27 7,795,716
2,302 Twin River Worldwide Holdings,
Inc., Term Loan B
8.829% TSFR3M 3.250% 10/02/28 2,157,248
1,726 William Morris Endeavor
Entertainment, LLC, Term Loan,
First Lien
8.197% SOFR30A 2.750% 5/16/25 1,728,306
993 WW International Inc ,Term
Loan , (WI/DD)
TBD TBD TBD TBD 588,352
Total Consumer Services 234,377,796
Consumer Staples Distribution & Retail - 0.8% (0.5% of Total Investments)
2,295 Cardenas Markets, Inc., Term
Loan
12.198% SOFR90A 6.750% 8/01/29 2,297,923
2,818 US Foods, Inc., Term Loan B 7.947% SOFR30A 2.500% 11/22/28 2,831,680
4,465 US Foods, Inc., Term Loan B 7.447% SOFR30A 2.000% 9/14/26 4,471,936
Total Consumer Staples Distribution & Retail 9,601,539
Diversified Financials - 0.0% (0.0% of Total Investments)
4,663 (e) Ditech Holding Corporation,
Term Loan
0.000% N/A N/A 6/30/24 139,885
Total Diversified Financials 139,885
Energy - 3.1% (1.9% of Total Investments)
2,941 BCP Renaissance Parent LLC,
Term Loan B
8.864% SOFR90A 3.500% 10/31/28 2,948,094
2,664 Buckeye Partners, L.P., Term
Loan B
7.683% SOFR30A 2.250% 11/02/26 2,664,149
9,846 Freeport LNG Investments, LLLP,
Term Loan A
8.579% TSFR3M 3.000% 11/16/26 9,752,400
2,492 Freeport LNG Investments, LLLP,
Term Loan B
9.079% TSFR3M 3.500% 12/21/28 2,469,735

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

JFR
Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Energy (continued)
$ 5,891 Gulf Finance, LLC, Term Loan 12.070% SOFR90A +
TSFR1M
6.750% 8/25/26 $ 5,900,179
204 M6 ETX Holdings II Midco LLC,
Term Loan B
9.937% TSFR1M 4.500% 8/11/29 204,824
3,612 Oryx Midstream Services
Permian Basin LLC, Term Loan
8.708% TSFR1M 3.250% 10/05/28 3,611,007
4,018 TransMontaigne Operating
Company L.P., Term Loan B
8.947% SOFR30A 3.500% 11/05/28 3,983,686
4,911 Traverse Midstream Partners
LLC, Term Loan
9.075% TSFR3M 3.750% 2/16/28 4,926,077
1,713 Whitewater Whistler Holdings,
LLC, Term Loan B
8.125% SOFR90A 2.750% 2/15/30 1,713,641
Total Energy 38,173,792
Financial Services - 3.4% (2.0% of Total Investments)
868 Advisor Group, Inc., Term Loan
B
9.833% SOFR30A 4.500% 8/16/28 868,774
1,330 Aragorn Parent Corp ,Term
Loan , (WI/DD)
TBD TBD TBD TBD 1,335,200
6,318 Avolon TLB Borrower 1 (US)
LLC, Term Loan B4
6.937% TSFR1M 1.500% 2/12/27 6,323,305
7,807 Fleetcor Technologies
Operating Company, LLC, Term
Loan B4
7.183% SOFR30A 1.750% 5/01/28 7,799,229
12,038 GTCR W Merger Sub, Term Loan
, (DD1)
8.329% TSFR1M 3.000% 9/20/30 12,054,311
6,201 Motion Finco Sarl, Term Loan B1
, (DD1)
8.860% SOFR90A 3.250% 11/04/26 6,211,402
3,180 Trans Union, LLC, Term Loan B6 7.701% TSFR1M 2.250% 12/01/28 3,183,599
3,794 WEX Inc., Term Loan 7.720% TSFR1M 2.250% 3/31/28 3,788,769
Total Financial Services 41,564,589
Food, Beverage & Tobacco - 3.3% (2.0% of Total Investments)
299 8th Avenue Food & Provisions,
Inc., Term Loan
10.087% SOFR30A 4.750% 10/01/25 291,380
4,183 8th Avenue Food & Provisions,
Inc., Term Loan, First Lien
9.197% SOFR30A 3.750% 10/01/25 4,070,782
2,054 Arterra Wines Canada, Inc.,
Term Loan
9.110% SOFR90A 3.500% 11/25/27 1,949,293
2,535 CHG PPC Parent LLC, Term Loan 8.447% SOFR30A 3.000% 12/08/28 2,536,194
6,122 City Brewing Company, LLC,
Term Loan , (DD1)
9.078% SOFR90A 3.500% 4/05/28 4,680,539
2,191 Froneri International Ltd., Term
Loan
7.683% Prime 2.250% 2/01/27 2,190,193
2,992 Naked Juice LLC, Term Loan 8.655% SOFR90A 3.250% 1/20/29 2,839,494
738 Naked Juice LLC, Term Loan,
Second Lien
11.448% SOFR90A 6.000% 1/20/30 602,802
187 Pegasus Bidco BV ,Term Loan ,
(WI/DD)
TBD TBD TBD TBD 188,109
4,375 Shearers Food Inc, Term Loan B
, (WI/DD)
TBD TBD TBD TBD 4,331,250
6,187 Sunshine Investments B.V., Term
Loan
9.630% SOFR90A 4.250% 5/05/29 6,207,609
2,642 Sycamore Buyer LLC, Term
Loan B
7.701% SOFR30A 2.250% 7/23/29 2,613,826
6,507 Triton Water Holdings, Inc, Term
Loan
8.860% SOFR90A 3.250% 3/31/28 6,409,730
2,549 UTZ Quality Foods, LLC, Term
Loan B
8.447% SOFR30A 3.000% 1/20/28 2,552,040
Total Food, Beverage & Tobacco 41,463,241

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Health Care Equipment & Services - 14.7% (8.9% of Total Investments)
$ 3,200 ADMI Corp., Term Loan B5 11.083% SOFR30A 5.750% 12/23/27 $ 3,182,000
7,087 AHP Health Partners, Inc., Term
Loan B
8.947% SOFR30A 3.500% 8/23/28 7,103,706
22,781 Bausch & Lomb, Inc., Term Loan 8.683% SOFR30A 3.250% 5/05/27 22,295,301
3,244 Carestream Health, Inc., Term
Loan
12.948% SOFR90A 7.500% 9/30/27 2,668,986
7,142 CNT Holdings I Corp, Term Loan 8.826% SOFR90A 3.500% 11/08/27 7,139,220
318 DaVita, Inc. , Term Loan B 7.197% SOFR30A 1.750% 8/12/26 317,370
438 Element Materials Technology
Group US Holdings Inc., Term
Loan
9.698% SOFR90A 4.250% 4/12/29 436,075
949 Element Materials Technology
Group US Holdings Inc., Term
Loan
9.698% SOFR90A 4.250% 4/12/29 944,830
1,901 Gainwell Acquisition Corp.,
Term Loan B
9.448% SOFR90A 4.000% 10/01/27 1,852,049
1,526 Global Medical Response, Inc.,
Term Loan
9.574% SOFR90A 4.250% 3/14/25 1,308,598
10,378 Global Medical Response, Inc.,
Term Loan B
9.841% TSFR3M 4.250% 10/02/25 8,884,792
9,368 ICON Luxembourg S.A.R.L.,
Term Loan
7.860% SOFR90A 2.250% 7/03/28 9,388,686
1,219 Insulet Corporation, Term Loan
B
8.333% SOFR30A 3.250% 5/04/28 1,222,254
31,732 Medline Borrower, LP, Term
Loan B
8.451% TSFR1M 3.000% 10/21/28 31,714,048
7,266 National Mentor Holdings, Inc.,
Term Loan
9.190% SOFR30A +
SOFR90A
3.750% 3/02/28 6,649,403
162 National Mentor Holdings, Inc.,
Term Loan C
9.198% SOFR90A 3.750% 3/02/28 148,539
4,802 Onex TSG Intermediate Corp.,
Term Loan B
10.324% SOFR90A 4.750% 2/28/28 4,765,861
1,500 Packaging Coordinators Midco
Inc ,Term Loan , (WI/DD)
TBD TBD TBD TBD 1,497,188
20,034 Parexel International
Corporation, Term Loan, First
Lien
8.697% SOFR30A 3.250% 11/15/28 20,004,759
2,244 Pathway Vet Alliance LLC ,Term
Loan , (DD1)
9.197% SOFR30A 3.750% 3/31/27 1,944,052
5,896 Phoenix Guarantor Inc, Term
Loan B
8.697% SOFR30A 3.250% 3/05/26 5,885,633
4,863 Phoenix Guarantor Inc, Term
Loan B3
8.947% SOFR30A 3.500% 3/05/26 4,858,634
11,526 Select Medical Corporation,
Term Loan B1
8.333% SOFR30A 3.000% 3/05/27 11,532,833
4,773 Star Parent, Inc., Term Loan B 9.348% SOFR90A 4.000% 9/30/30 4,668,591
15,438 Surgery Center Holdings, Inc.,
Term Loan
8.835% SOFR30A 3.500% 12/19/30 15,486,179
2,883 Team Health Holdings, Inc.,
Term Loan B
10.573% SOFR30A +
SOFR90A
5.250% 3/02/27 2,410,590
2,343 US Radiology Specialists, Inc.,
Term Loan
10.748% SOFR90A 5.250% 12/15/27 2,337,723
2,434 Vyaire Medical, Inc., Term Loan
B
10.343% TSFR3M 4.750% 4/16/25 1,814,048
Total Health Care Equipment & Services 182,461,948

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

JFR
Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Household & Personal Products - 0.5% (0.3% of Total Investments)
$ 1,269 Energizer Holdings, Inc., Term
Loan
7.701% TSFR1M 2.250% 12/22/27 $ 1,266,620
3,282 Kronos Acquisition Holdings
Inc., Term Loan B
9.360% SOFR90A 3.750% 12/22/26 3,287,236
1,708 Kronos Acquisition Holdings
Inc., Term Loan, First Lien
11.538% SOFR90A 6.000% 12/22/26 1,712,912
Total Household & Personal Products 6,266,768
Insurance - 7.6% (4.6% of Total Investments)
10,315 Acrisure, LLC, Term Loan B ,
(DD1)
9.150% 3-Month LIBOR 3.500% 2/15/27 10,288,115
9,422 Alliant Holdings Intermediate,
LLC, Term Loan B6
8.833% TSFR1M 3.500% 11/06/30 9,452,664
2,316 AmWINS Group, Inc., Term
Loan B
8.197% SOFR30A 2.750% 2/19/28 2,312,031
2,980 Assured Partners Inc, Term Loan
B
8.947% TSFR1M 3.500% 2/13/27 2,975,157
491 AssuredPartners Inc ,Term Loan
, (WI/DD)
TBD TBD TBD TBD 490,226
692 Asurion LLC, Term Loan B11 9.683% SOFR30A 4.250% 8/19/28 684,795
21,208 Asurion LLC, Term Loan B8 8.697% SOFR30A 3.250% 12/23/26 21,147,320
3,953 Asurion LLC, Term Loan B9 8.697% SOFR30A 3.250% 7/31/27 3,901,051
4,397 Broadstreet Partners, Inc., Term
Loan B
8.337% SOFR30A 3.000% 1/27/27 4,390,659
2,346 Broadstreet Partners, Inc., Term
Loan B2
8.697% SOFR30A 3.250% 1/27/27 2,343,243
6,249 Broadstreet Partners, Inc., Term
Loan B3 , (DD1)
9.083% SOFR30A 3.750% 1/26/29 6,253,281
7,466 HUB International Limited, Term
Loan B
9.610% SOFR90A +
TSFR1M
4.250% 6/08/30 7,478,850
5,000 HUB International Ltd ,Term
Loan , (WI/DD)
TBD TBD TBD TBD 5,008,600
1,596 Ryan Specialty Group, LLC, Term
Loan B
8.106% SOFR30A 2.750% 9/01/27 1,598,969
5,262 USI, Inc., Term Loan 8.598% SOFR90A 3.250% 9/27/30 5,261,812
10,472 USI, Inc., Term Loan B , (DD1) 8.348% SOFR90A 3.000% 11/22/29 10,474,440
Total Insurance 94,061,213
Materials - 7.1% (4.3% of Total Investments)
1,177 Arsenal AIC Parent LLC ,Term
Loan
9.833% SOFR30A 4.500% 7/27/30 1,178,733
1,550 Arsenal AIC Parent LLC, Term
Loan , (WI/DD)
TBD TBD TBD TBD 1,552,217
2,000 ASP Unifrax Holdings Inc, Term
Loan B
9.248% TSFR3M 3.750% 12/12/25 1,909,230
4,197 Axalta Coating Systems U.S.
Holdings, Inc., term Loan B4
7.848% SOFR90A 2.500% 12/20/29 4,204,440
697 Berlin Packaging LLC, Term
Loan B5
9.288% SOFR90A +
TSFR1M
3.750% 3/13/28 694,451
1,769 Berry Global, Inc., Term Loan Z 7.202% TSFR1M 1.750% 7/01/26 1,769,820
3,613 Charter NEX US, Inc., Term Loan 9.086% TSFR1M 3.750% 12/01/27 3,600,459
7,526 Clydesdale Acquisition
Holdings Inc, Term Loan B
9.108% SOFR30A 3.675% 3/30/29 7,487,041
3,968 CPC Acquisition Corp, Term
Loan
9.360% SOFR90A 3.750% 12/29/27 3,247,153
2,925 Derby Buyer LLC, Term Loan 9.603% TSFR1M 4.250% 11/01/30 2,939,625
8,376 Discovery Purchaser
Corporation, Term Loan , (DD1)
9.705% SOFR90A 4.375% 8/03/29 8,302,337
1,493 INEOS Quattro Holdings UK
Ltd, Term Loan
9.087% SOFR30A 3.750% 3/03/30 1,487,523

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Materials (continued)
$ 4,511 INEOS Quattro Holdings UK
Ltd, Term Loan B, First Lien
9.587% SOFR30A 4.250% 11/14/29 $ 4,493,874
3,955 Ineos US Finance LLC, Term
Loan B
8.837% SOFR30A 3.500% 2/09/30 3,916,800
1,017 Klockner-Pentaplast of America,
Inc., Term Loan B
10.476% SOFR180A 4.725% 2/09/26 981,298
531 Kraton Corporation, Term Loan 8.896% SOFR90A 3.250% 3/15/29 525,701
3,415 Lonza Group AG, Term Loan B 9.373% SOFR90A 3.925% 7/03/28 3,191,718
6,994 Nouryon Finance B.V., Term
Loan B , (DD1)
9.467% TSFR3M 4.000% 4/03/28 6,999,256
997 PMHC II, Inc., Term Loan B 9.723% SOFR90A 4.250% 2/03/29 953,775
991 PQ Corporation, Term Loan B 7.913% SOFR90A 2.500% 6/09/28 992,166
2,280 Proampac PG Borrower LLC,
Term Loan
9.868% SOFR90A 4.500% 9/15/28 2,287,843
5,452 Reynolds Group Holdings Inc. ,
Term Loan B
8.697% SOFR30A 3.250% 9/25/28 5,461,698
2,158 Reynolds Group Holdings Inc. ,
Term Loan B2
8.697% SOFR30A 3.250% 2/05/26 2,162,065
647 Starfruit Finco B.V, Term Loan 9.448% TSFR1M 4.000% 3/03/28 646,831
8,663 TricorBraun Holdings, Inc., Term
Loan
8.697% SOFR30A 3.250% 3/03/28 8,514,613
3,250 Tronox Finance LLC, Term Loan
B
8.848% SOFR90A 3.500% 8/16/28 3,250,000
5,566 Viant Medical Holdings, Inc.,
Term Loan, First Lien
9.197% SOFR30A 3.750% 7/02/25 5,541,443
Total Materials 88,292,110
Media & Entertainment - 10.3% (6.3% of Total Investments)
5,580 ABG Intermediate Holdings 2
LLC, Term Loan B1
9.320% 1-Month LIBOR 4.000% 12/21/28 5,600,532
1,203 Altice Financing SA, Term Loan 10.314% TSFR3M 5.000% 10/29/27 1,200,976
5,813 AMC Entertainment Holdings,
Inc. , Term Loan B
8.449% SOFR30A 3.000% 4/22/26 4,599,777
2,925 Cable One, Inc., Term Loan B4 7.447% SOFR30A 2.000% 5/03/28 2,915,859
9,556 Cengage Learning, Inc., Term
Loan B
10.326% TSFR3M 4.750% 7/14/26 9,555,027
2,082 Charter Communications
Operating, LLC, Term Loan B2
7.083% SOFR30A 1.750% 2/01/27 2,077,942
1,069 Checkout Holding Corp., Term
Loan
14.869% SOFR90A 7.500% 5/24/30 561,304
3,476 Cinemark USA, Inc., Term Loan
B
9.098% SOFR90A 3.750% 5/18/30 3,481,678
26,545 Clear Channel Outdoor
Holdings, Inc., Term Loan B
9.074% SOFR90A 3.500% 8/21/26 26,281,810
7,194 Crown Finance US, Inc., Term
Loan
6.824% SOFR90A 1.500% 7/31/28 7,289,805
1,247 CSC Holdings, LLC, Term Loan
B5
7.948% 1-Month LIBOR 2.500% 4/15/27 1,190,352
3,745 CSC Holdings, LLC, Term Loan
B6
9.833% TSFR1M 4.500% 1/18/28 3,666,166
1,180 Cumulus Media New Holdings
Inc., Term Loan B
9.400% SOFR90A 3.750% 3/31/26 871,609
966 (e) Diamond Sports Group, LLC,
Term Loan
0.000% 3-Month LIBOR 0.000% 8/24/26 65,541
5,303 DirecTV Financing, LLC, Term
Loan
10.650% SOFR90A 5.000% 8/02/27 5,309,874
3,839 Dotdash Meredith Inc, Term
Loan B
9.453% SOFR30A 4.000% 12/01/28 3,790,596
2,620 E.W. Scripps Company (The),
Term Loan B2
8.010% SOFR30A 2.563% 5/01/26 2,617,366

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

JFR
Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Media & Entertainment (continued)
$ 1,487 Gray Television, Inc., Term Loan
E
7.967% TSFR1M 2.500% 1/02/26 $ 1,487,039
10,076 iHeartCommunications, Inc.,
Term Loan
8.447% SOFR30A 3.000% 5/01/26 8,876,508
1,755 Lions Gate Capital Holdings
LLC, Term Loan B
7.683% SOFR30A 2.250% 3/24/25 1,755,933
7,320 McGraw-Hill Global Education
Holdings, LLC, Term Loan
10.197% SOFR30A 4.750% 7/31/28 7,290,295
1,197 Mission Broadcasting, Inc., Term
Loan B
7.835% TSFR1M 2.500% 6/02/28 1,194,804
1,630 Nexstar Broadcasting, Inc., Term
Loan B4
7.951% TSFR1M 2.500% 9/18/26 1,630,469
2,455 Planet US Buyer LLC, Term Loan
B
8.821% TSFR1M 3.500% 1/31/31 2,448,863
16,684 Rackspace Technology Global,
Inc., Term Loan B
8.208% TSFR1M 2.750% 2/15/28 7,276,049
3,145 Radiate Holdco, LLC, Term Loan
B
8.697% SOFR30A 3.250% 9/25/26 2,559,061
2,636 Red Ventures, LLC, Term Loan B 8.333% SOFR30A 3.000% 2/23/30 2,628,887
860 Simon & Schuster Inc, Term
Loan B
9.317% TSFR3M 4.000% 10/30/30 862,064
4,221 UPC Financing Partnership,
Term Loan AX , (DD1)
8.448% TSFR1M 3.000% 1/31/29 4,176,743
3,700 Virgin Media Bristol LLC, Term
Loan Q
8.698% TSFR1M 3.250% 1/31/29 3,677,152
1,050 Virgin Media Bristol LLC, Term
Loan Y
8.790% SOFR180A 3.250% 3/06/31 1,038,061
Total Media & Entertainment 127,978,142
Pharmaceuticals, Biotechnology & Life Sciences - 3.5% (2.1% of Total Investments)
2,508 Amneal Pharmaceuticals LLC,
Term Loan B
10.833% SOFR30A 5.500% 5/04/28 2,495,922
2,089 Catalent Pharma Solutions Inc.,
Term Loan B3
7.451% TSFR1M 2.000% 2/22/28 2,061,133
4,578 Curia Global, Inc., Term Loan 9.173% SOFR30A +
SOFR90A
3.750% 8/28/26 4,215,586
2,595 Elanco Animal Health
Incorporated, Term Loan B
7.203% TSFR1M 1.750% 8/02/27 2,547,935
1,191 Emergent Biosolutions, Term
Loan
11.433% SOFR30A 6.000% 10/13/23 1,028,518
2,334 ICON Luxembourg S.A.R.L.,
Term Loan
7.860% SOFR90A 2.250% 7/03/28 2,338,667
19,160 Jazz Financing Lux S.a.r.l., Term
Loan
8.447% SOFR30A 3.500% 5/05/28 19,171,899
7,585 Organon & Co, Term Loan 8.450% TSFR1M 3.000% 6/02/28 7,586,604
2,276 Perrigo Investments, LLC, Term
Loan B
7.683% SOFR30A 2.250% 4/05/29 2,275,243
Total Pharmaceuticals, Biotechnology & Life Sciences 43,721,507
Real Estate Management & Development - 0.7% (0.4% of Total Investments)
3,180 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan
8.683% SOFR30A 3.250% 1/31/30 3,158,889
3,875 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan B
9.333% SOFR30A 4.000% 1/31/30 3,860,469
313 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan B
8.197% SOFR30A 2.750% 8/21/25 310,957
1,368 Forest City Enterprises, L.P.,
Term Loan B
8.947% SOFR30A 3.500% 12/08/25 1,322,685
Total Real Estate Management & Development 8,653,000

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Semiconductors & Semiconductor Equipment - 0.1% (0.1% of Total Investments)
$ 3,383 Bright Bidco B.V., Term Loan ,
(cash 6.378%, PIK 8.000%)
7.034% TSFR3M +
3-Month LIBOR
4.500% 10/31/27 $ 1,044,529
Total Semiconductors & Semiconductor Equipment 1,044,529
Software & Services - 20.0% (12.1% of Total Investments)
4,011 Ahead DB Holdings, LLC, Term
Loan B
9.198% SOFR90A 3.750% 10/18/27 3,991,497
1,440 Apttus Corporation, Term Loan 9.451% TSFR1M 4.000% 5/08/28 1,444,833
1,279 Asurion LLC, Term Loan B4,
Second Lien
10.697% SOFR30A 5.250% 1/20/29 1,216,150
11,910 Avaya, Inc., Term Loan 6.918% TSFR1M +
1-Month LIBOR
4.250% 8/01/28 10,520,467
16,040 Banff Merger Sub Inc, Term
Loan , (DD1)
9.583% SOFR30A 4.250% 12/29/28 16,080,277
2,585 Camelot U.S. Acquisition LLC,
Term Loan B
8.337% SOFR30A 3.000% 10/30/26 2,583,594
859 CCC Intelligent Solutions Inc.,
Term Loan B
7.697% SOFR30A 2.250% 9/21/28 857,896
5,217 Ceridian HCM Holding Inc.,
Term Loan B
7.947% SOFR90A 2.500% 4/30/25 5,232,044
5,282 DTI Holdco, Inc., Term Loan 10.063% SOFR90A 4.750% 4/21/29 5,260,185
17,953 Epicor Software Corporation,
Term Loan
8.697% SOFR30A 3.250% 7/30/27 17,985,639
11,682 Greeneden U.S. Holdings II,
LLC, Term Loan B4
9.447% SOFR30A 4.000% 12/01/27 11,707,865
12,625 Informatica LLC, Term Loan B 8.087% SOFR30A 2.750% 10/14/28 12,626,703
2,733 Instructure Holdings, Inc., Term
Loan B , (WI/DD)
TBD TBD TBD TBD 2,734,767
797 iQor US Inc., Exit Term Loan 12.937% TSFR1M 7.600% 11/19/24 790,742
2,199 iQor US Inc., Second Out Term
Loan
12.937% TSFR1M 7.600% 11/19/25 1,700,770
404 Ivanti Software Inc ,Term Loan
, (DD1)
9.591% TSFR3M 4.000% 12/01/27 384,211
5,104 Ivanti Software, Inc., Term Loan
B , (DD1)
9.839% SOFR90A 4.250% 12/01/27 4,877,126
2,320 Marcel LUX IV SARL, Term Loan
B
9.820% 3-Month LIBOR 4.500% 10/28/30 2,332,087
5,615 McAfee, LLC, Term Loan B 9.203% SOFR30A 3.750% 2/03/29 5,575,248
6,802 Mitchell International Inc, Term
Loan B , (DD1)
9.400% SOFR90A 3.750% 10/15/28 6,762,944
12,039 NortonLifeLock Inc., Term Loan
B
7.433% SOFR30A 2.000% 1/28/29 12,016,917
16,795 Open Text Corporation, Term
Loan B
8.183% SOFR30A 2.750% 1/31/30 16,820,113
8,414 Peraton Corp., Term Loan B ,
(DD1)
9.183% SOFR30A 3.750% 2/01/28 8,415,498
3,878 Perforce Software, Inc., Term
Loan B
9.183% SOFR30A 3.750% 7/01/26 3,844,345
1,361 Project Ruby Ultimate Parent
Corp., Term Loan
8.697% SOFR30A 3.250% 3/10/28 1,356,054
3,907 Proofpoint, Inc., Term Loan, First
Lien
8.697% SOFR30A 3.250% 8/31/28 3,886,349
4,549 Quartz Acquireco LLC, Term
Loan B
8.833% SOFR30A 3.500% 4/14/30 4,548,600
4,623 Rocket Software, Inc., Term
Loan B
10.083% SOFR30A 4.750% 10/05/28 4,570,567
997 Sedgwick Claims Management
Services, Inc., Term Loan B
9.083% SOFR30A 3.750% 2/24/28 998,989
7,052 Sophia, L.P., Term Loan B , (DD1) 8.933% SOFR30A 3.500% 10/07/27 7,050,371
3,875 SS&C European Holdings Sarl,
Term Loan B4
7.197% SOFR30A 1.750% 4/16/25 3,876,784

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

JFR
Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Software & Services (continued)
$ 4,100 SS&C Technologies Inc., Term
Loan B3
7.197% SOFR30A 1.750% 4/16/25 $ 4,102,210
881 SS&C Technologies Inc., Term
Loan B5
7.197% SOFR30A 1.750% 4/16/25 881,345
642 SS&C Technologies Inc., Term
Loan B6
7.683% SOFR30A 2.250% 3/22/29 643,008
1,248 SS&C Technologies Inc., Term
Loan B7
7.683% SOFR30A 2.250% 3/22/29 1,249,790
10,955 Syniverse Holdings, Inc., Term
Loan
12.348% SOFR90A 7.000% 5/10/29 10,258,992
5,358 Tempo Acquisition LLC, Term
Loan B
8.083% SOFR30A 2.750% 8/31/28 5,363,437
500 Ultimat Software Group Inc,
Term Loan B
9.163% SOFR90A 3.750% 1/30/31 501,250
10,265 Ultimate Software Group Inc
(The), Term Loan
8.680% SOFR90A 3.250% 5/04/26 10,280,692
3,473 Ultimate Software Group Inc
(The), Term Loan B , (DD1)
9.163% SOFR90A 3.750% 5/04/26 3,478,821
3,336 Vision Solutions, Inc., Term Loan 9.586% TSFR3M 4.000% 5/28/28 3,299,943
4,557 West Corporation, Term Loan
B3
9.563% SOFR90A 4.000% 4/10/27 4,375,118
2,109 World Wide Technology
Holding Co. LLC, Term Loan
8.686% TSFR1M 3.250% 2/23/30 2,111,699
12,550 Zelis Payments Buyer, Inc., Term
Loan B , (DD1)
8.067% TSFR3M 2.750% 9/28/29 12,552,635
7,243 ZoomInfo LLC, Term Loan 7.583% SOFR30A 2.250% 2/28/30 7,251,632
Total Software & Services 248,400,204
Technology Hardware & Equipment - 2.3% (1.4% of Total Investments)
8,210 CommScope, Inc., Term Loan B 8.697% SOFR30A 3.250% 4/06/26 7,198,542
8,243 Delta TopCo, Inc., Term Loan B 9.121% SOFR180A 3.750% 12/01/27 8,226,274
3,958 II-VI Incorporated, Term Loan B 8.087% SOFR30A 2.750% 7/02/29 3,946,906
3,854 Ingram Micro Inc., Term Loan 8.610% SOFR90A 3.000% 7/02/28 3,857,688
4,061 MLN US HoldCo LLC, Term Loan 12.110% SOFR90A 6.700% 10/18/27 812,170
6,990 MLN US HoldCo LLC, Term
Loan, First Lien
9.972% TSFR3M 4.500% 12/01/25 821,345
2,250 NCR Atleos LLC, Term Loan B 10.087% SOFR30A 4.750% 3/27/29 2,252,813
2,386 Riverbed Technology, Inc., Term
Loan
4.924% SOFR90A +
3-Month LIBOR
2.250% 7/03/28 1,640,296
226 ViaSat, Inc., Term Loan 9.833% SOFR30A 4.500% 3/05/29 222,655
Total Technology Hardware & Equipment 28,978,689
Telecommunication Services - 5.3% (3.2% of Total Investments)
3,881 Altice France S.A., Term Loan
B12
9.263% 3-Month LIBOR 3.688% 2/02/26 3,810,548
13,619 Altice France S.A., Term Loan
B13
9.641% 3-Month LIBOR 4.000% 8/14/26 13,290,366
4,978 CenturyLink, Inc., Term Loan B 7.697% SOFR30A 2.250% 3/15/27 3,534,170
3,333 Cincinnati Bell, Inc., Term Loan
B2
8.683% SOFR30A 3.250% 11/23/28 3,299,351
3,600 Connect Finco Sarl, Term Loan B 8.833% SOFR30A 3.500% 12/11/26 3,601,100
876 (e) Cyxtera DC Holdings, Inc., Term
Loan B
0.000% N/A N/A 5/01/24 72,058
9,684 Frontier Communications Corp.,
Term Loan B
9.197% SOFR30A 3.750% 10/08/27 9,591,389
2,888 GOGO Intermediate Holdings
LLC, Term Loan B
9.197% SOFR30A 3.750% 4/28/28 2,884,957
53 LCPR Loan Financing LLC, Term
Loan B
9.198% TSFR1M 3.750% 10/16/28 53,311
12,977 Level 3 Financing Inc., Term
Loan B , (DD1)
7.197% SOFR30A 1.750% 3/01/27 12,522,805

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Telecommunication Services (continued)
$ 672 Virgin Media Bristol LLC, Term
Loan N
7.948% TSFR1M 2.500% 1/31/28 $ 661,030
12,234 Ziggo Financing Partnership,
Term Loan I
7.948% TSFR1M 2.500% 4/30/28 11,975,091
Total Telecommunication Services 65,296,176
Transportation - 6.5% (4.0% of Total Investments)
5,634 AAdvantage Loyalty IP Ltd.,
Term Loan
10.329% TSFR3M 4.750% 4/20/28 5,781,732
2,469 Air Canada, Term Loan B 9.139% TSFR3M 3.500% 8/11/28 2,474,263
11,009 American Airlines, Inc., Term
Loan B
8.598% SOFR90A 2.750% 2/06/28 10,985,406
3,905 American Airlines, Inc., Term
Loan, First Lien
7.317% SOFR90A 1.750% 1/29/27 3,893,849
5,654 Brown Group Holding, LLC,
Term Loan B
8.183% SOFR30A 2.750% 4/22/28 5,622,628
2,469 Brown Group Holding, LLC,
Term Loan B2
8.546% SOFR30A +
SOFR90A
3.188% 7/02/29 2,464,126
2,400 First Student Bidco Inc, Term
Loan B
8.610% SOFR90A 3.000% 7/21/28 2,375,505
728 First Student Bidco Inc, Term
Loan C
8.360% SOFR90A 3.000% 7/21/28 720,499
4,129 Hertz Corporation, (The), Term
Loan B
5.653% TSFR1M 3.250% 6/30/28 4,090,081
799 Hertz Corporation, (The), Term
Loan C
5.653% TSFR1M 3.250% 6/30/28 791,703
10,425 Kestrel Bidco Inc., Term Loan B 8.335% TSFR1M 3.000% 12/11/26 10,423,343
2,793 KKR Apple Bidco, LLC, Term
Loan
8.197% SOFR30A 2.750% 9/25/28 2,780,962
2,440 Mileage Plus Holdings LLC,
Term Loan B
10.770% SOFR90A 5.250% 6/21/27 2,518,238
10,026 SkyMiles IP Ltd., Term Loan B 9.068% TSFR3M 3.750% 10/20/27 10,271,366
10,044 Uber Technologies, Inc., Term
Loan B
7.974% SOFR90A 2.750% 3/04/30 10,056,180
5,805 United Airlines, Inc., Term Loan
B
9.201% TSFR1M 3.750% 4/21/28 5,823,836
Total Transportation 81,073,717
Utilities - 2.1% (1.3% of Total Investments)
2,718 ExGen Renewables IV, LLC,
Term Loan
8.150% SOFR90A 2.500% 12/15/27 2,714,329
2,583 Generation Bridge Northeast
LLC, Term Loan B
9.583% SOFR30A 4.250% 8/07/29 2,597,985
1,960 Pacific Gas & Electric Company,
Term Loan
7.833% SOFR30A 3.000% 6/23/27 1,964,410
10,428 Talen Energy Supply, LLC, Term
Loan B
9.869% SOFR90A 4.500% 5/17/30 10,467,106
8,493 Talen Energy Supply, LLC, Term
Loan C
9.869% SOFR90A 4.500% 5/27/30 8,524,588
Total Utilities 26,268,418
Total Variable Rate Senior Loan Interests
(cost $1,681,475,555) 1,652,269,487
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
CORPORATE BONDS - 18.8% (11.4% of Total Investments) X 233,778,641
Automobiles & Components - 0.5% (0.3% of Total Investments)
$ 6,500 Adient Global Holdings Ltd, 144A 4.875% 8/15/26 $ 6,339,412
Total Automobiles & Components 6,339,412

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

JFR
Principal
Amount (000)   Description (a) Coupon Maturity Value
Capital Goods - 0.4% (0.2% of Total Investments)
$ 4,537 TransDigm Inc 4.625% 1/15/29 $ 4,242,413
Total Capital Goods 4,242,413
Commercial & Professional Services - 1.3% (0.8% of Total Investments)
3,000 GTCR W-2 MERGER SUB LLC, 144A 7.500% 1/15/31 3,116,460
4,650 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
6.250% 1/15/28 4,608,101
4,750 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
3.375% 8/31/27 4,375,467
3,431 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
5.750% 4/15/26 3,429,392
Total Commercial & Professional Services 15,529,420
Consumer Discretionary Distribution & Retail - 1.5% (0.9% of Total Investments)
14,370 Hertz Corp/The, 144A 4.625% 12/01/26 12,924,091
6,055 Michaels Cos Inc/The, 144A 7.875% 5/01/29 3,872,739
1,812 PetSmart Inc / PetSmart Finance Corp, 144A 4.750% 2/15/28 1,692,704
Total Consumer Discretionary Distribution & Retail 18,489,534
Consumer Services - 1.5% (0.9% of Total Investments)
10,261 1011778 BC ULC / New Red Finance Inc, 144A 4.000% 10/15/30 9,171,176
1,807 1011778 BC ULC / New Red Finance Inc, 144A 3.500% 2/15/29 1,653,453
2,377 Caesars Entertainment Inc, 144A 6.250% 7/01/25 2,385,118
2,955 Carnival Holdings Bermuda Ltd, 144A 10.375% 5/01/28 3,232,652
1,799 Life Time Inc, 144A 5.750% 1/15/26 1,778,533
Total Consumer Services 18,220,932
Energy - 2.6% (1.6% of Total Investments)
560 BORR IHC LTD / BORR FIN, 144A 10.000% 11/15/28 579,439
3,500 Citgo Petroleum Corp, 144A 7.000% 6/15/25 3,499,503
1,799 Hilcorp Energy I LP / Hilcorp Finance Co, 144A 6.250% 11/01/28 1,792,402
1,799 MEG Energy Corp, 144A 5.875% 2/01/29 1,755,396
9,167 NGL Energy Operating LLC / NGL Energy Finance Corp,
144A
7.500% 2/01/26 9,330,220
1,000 NGL Energy Partners LP / NGL Energy Finance Corp 7.500% 4/15/26 1,001,248
1,000 NGL Energy Partners LP / NGL Energy Finance Corp 6.125% 3/01/25 999,283
6,000 PBF Holding Co LLC / PBF Finance Corp 6.000% 2/15/28 5,864,213
2,500 Transocean Inc, 144A 11.500% 1/30/27 2,612,500
4,750 Weatherford International Ltd, 144A 8.625% 4/30/30 4,853,382
Total Energy 32,287,586
Equity Real Estate Investment Trusts (REITs) - 0.5% (0.3% of Total Investments)
9,750 American Tower Corp 2.950% 1/15/51 6,401,360
Total Equity Real Estate Investment Trusts (REITs) 6,401,360
Health Care Equipment & Services - 1.5% (0.9% of Total Investments)
3,025 Mozart Debt Merger Sub Inc, 144A 3.875% 4/01/29 2,738,846
4,660 Select Medical Corp, 144A 6.250% 8/15/26 4,658,755
6,000 Team Health Holdings Inc, 144A 13.500% 6/30/28 5,940,000
3,765 Tenet Healthcare Corp 6.125% 10/01/28 3,751,145
1,799 Tenet Healthcare Corp 4.875% 1/01/26 1,783,001
Total Health Care Equipment & Services 18,871,747
Insurance - 0.2% (0.1% of Total Investments)
1,825 Alliant Holdings Intermediate LLC / Alliant Holdings Co-
Issuer, 144A
6.750% 4/15/28 1,841,846
935 Alliant Holdings Intermediate LLC / Alliant Holdings Co-
Issuer, 144A
4.250% 10/15/27 869,770
Total Insurance 2,711,616

Principal
Amount (000)   Description (a) Coupon Maturity Value
Materials - 0.8% (0.5% of Total Investments)
$ 1,000 Ball Corp 6.000% 6/15/29 $ 1,008,763
5,425 Celanese US Holdings LLC 5.900% 7/05/24 5,420,456
1,280 LABL Inc, 144A 9.500% 11/01/28 1,276,682
1,810 Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen Group
Issuer LLC, 144A
4.375% 9/30/28 1,688,730
1,135 Trinseo Materials Operating SCA / Trinseo Materials Finance
Inc, 144A
5.375% 9/01/25 968,729
Total Materials 10,363,360
Media & Entertainment - 3.3% (2.0% of Total Investments)
2,500 Altice Financing SA, 144A 5.750% 8/15/29 2,178,691
1,000 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 7.375% 3/03/31 1,010,625
13,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
3.500% 3/01/42 8,936,084
6,529 CSC Holdings LLC, 144A 3.375% 2/15/31 4,470,921
10,250 (e) Diamond Sports Group LLC / Diamond Sports Finance Co,
144A
6.625% 8/15/27 717,500
5,220 iHeartCommunications Inc, 144A 5.250% 8/15/27 4,049,972
20 iHeartCommunications Inc 6.375% 5/01/26 16,859
1,350 LCPR Senior Secured Financing DAC, 144A 5.125% 7/15/29 1,188,081
4,132 McGraw-Hill Education Inc, 144A 5.750% 8/01/28 3,910,194
6,609 Rackspace Technology Global Inc, 144A 3.500% 2/15/28 2,588,110
500 Radiate Holdco LLC / Radiate Finance Inc, 144A 4.500% 9/15/26 386,598
8,994 VZ Secured Financing BV, 144A 5.000% 1/15/32 7,862,472
4,195 Ziggo Bond Co BV, 144A 6.000% 1/15/27 4,115,729
Total Media & Entertainment 41,431,836
Pharmaceuticals, Biotechnology & Life Sciences - 0.2% (0.1% of Total Investments)
2,650 Organon & Co / Organon Foreign Debt Co-Issuer BV, 144A 5.125% 4/30/31 2,276,686
Total Pharmaceuticals, Biotechnology & Life Sciences 2,276,686
Software & Services - 0.2% (0.2% of Total Investments)
1,000 Open Text Holdings Inc, 144A 4.125% 12/01/31 888,072
6,708 Rackspace Technology Global Inc, 144A 5.375% 12/01/28 2,087,335
Total Software & Services 2,975,407
Technology Hardware & Equipment - 0.2% (0.1% of Total Investments)
3,025 Commscope Inc, 144A 4.750% 9/01/29 1,999,888
Total Technology Hardware & Equipment 1,999,888
Telecommunication Services - 2.8% (1.7% of Total Investments)
9,216 Frontier Communications Holdings LLC, 144A 5.875% 10/15/27 8,864,230
3,022 Frontier Communications Holdings LLC, 144A 6.000% 1/15/30 2,562,565
2,250 Frontier Communications Holdings LLC 5.875% 11/01/29 1,906,616
2,000 Frontier Communications Holdings LLC, 144A 5.000% 5/01/28 1,845,752
3,990 Level 3 Financing Inc, 144A 10.500% 5/15/30 3,970,050
2,000 Level 3 Financing Inc, 144A 3.400% 3/01/27 1,965,000
8,160 Vmed O2 UK Financing I PLC, 144A 4.750% 7/15/31 7,313,077
7,820 Vmed O2 UK Financing I PLC, 144A 4.250% 1/31/31 6,839,737
Total Telecommunication Services 35,267,027
Transportation - 0.5% (0.3% of Total Investments)
3,025 Delta Air Lines Inc 3.750% 10/28/29 2,779,824
2,377 United Airlines Inc, 144A 4.625% 4/15/29 2,198,802
1,799 United Airlines Inc, 144A 4.375% 4/15/26 1,735,389
Total Transportation 6,714,015

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

JFR
Principal
Amount (000)   Description (a) Coupon Maturity Value
Utilities - 0.8% (0.5% of Total Investments)
$ 3,060 Pacific Gas and Electric Co 4.550% 7/01/30 $ 2,924,320
0 (f) Pacific Gas and Electric Co 4.500% 7/01/40 1
6,028 PG&E Corp 5.000% 7/01/28 5,824,936
950 PG&E Corp 5.250% 7/01/30 907,145
Total Utilities 9,656,402
Total Corporate Bonds
(cost $237,182,153) 233,778,641
Shares Description (a) Value
X –
COMMON STOCKS - 5.0% (3.0% of Total Investments) X 61,656,272
Banks - 0.0% (0.0% of Total Investments)
78,746 (g) iQor US Inc $ 72,210
Total Banks 72,210
Capital Goods - 0.0% (0.0% of Total Investments)
4,865 (g) TNT Crane & Rigging Inc 7,297
8,626 (g) TNT Crane & Rigging Inc 4,313
Total Capital Goods 11,610
Commercial & Professional Services - 0.0% (0.0% of Total Investments)
12,771 (g) Skillsoft Corp 179,049
Total Commercial & Professional Services 179,049
Consumer Discretionary Distribution & Retail - 0.0% (0.0% of Total Investments)
749 (g) Belk Inc 6,366
Total Consumer Discretionary Distribution & Retail 6,366
Consumer Services - 0.1% (0.0% of Total Investments)
699,154 (g) 24 Hour Fitness Worldwide Inc 5,593
332,537 (g) 24 Hour Fitness Worldwide Inc 3,325
57,279 (g) Cengage Learning Holdings II Inc 519,120
2,513 (g) Crown Finance US Inc 40,286
Total Consumer Services 568,324
Energy - 3.2% (1.9% of Total Investments)
42,689 Chord Energy Corp 6,563,861
190,961 (g) Quarternorth Energy Holding Inc 31,031,162
160 (g) Quarternorth Energy Holding Inc 26,000
215,829 (g) Transocean Ltd 1,178,426
24,445 (g) Vantage Drilling International 606,554
Total Energy 39,406,003
Health Care Equipment & Services - 0.0% (0.0% of Total Investments)
167,590 (g),(h) Millennium Health LLC 17,597
157,320 (g),(h) Millennium Health LLC 787
195,344 (g) Onex Carestream Finance LP 19,534
Total Health Care Equipment & Services 37,918
Materials - 0.0% (0.0% of Total Investments)
80 LyondellBasell Industries NV, Class A 7,530
Total Materials 7,530
Media & Entertainment - 0.0% (0.0% of Total Investments)
34,846 (g) Catalina Marketing Corp 4,356
Total Media & Entertainment 4,356

Shares Description (a) Value
Semiconductors & Semiconductor Equipment - 0.0% (0.0% of Total Investments)
60,637 (g) Bright Bidco BV $ 22,011
44,390 (g) Bright Bidco BV 16,114
Total Semiconductors & Semiconductor Equipment 38,125
Software & Services - 0.2% (0.1% of Total Investments)
390,364 (g) Avaya Inc 2,407,375
Total Software & Services 2,407,375
Technology Hardware & Equipment - 0.1% (0.1% of Total Investments)
81,991 (g) Avaya Inc 505,639
45,085 (g) Windstream Services PE LLC 417,036
Total Technology Hardware & Equipment 922,675
Telecommunication Services - 0.0% (0.0% of Total Investments)
46,534 (g) Windstream Services PE LLC 430,440
Total Telecommunication Services 430,440
Transportation - 0.0% (0.0% of Total Investments)
2,293 (g) ACBL HLDG CORP 96,306
Total Transportation 96,306
Utilities - 1.4% (0.9% of Total Investments)
218,919 (g),(i) Energy Harbor Corp 17,467,985
Total Utilities 17,467,985
Total Common Stocks
(cost $80,328,141) 61,656,272
Shares Description (a) Value
X –
WARRANTS - 1.7% (1.1% of Total Investments) X 21,155,995
Energy - 1.2% (0.8% of Total Investments)
1,129 California Resources Corp $ 15,388
85,148 Quarternorth Energy Holding Inc 13,836,550
64,966 Quarternorth Energy Holding Inc 1,429,252
125,120 Quarternorth Energy Holding Inc 125,120
Total Energy 15,406,310
Media & Entertainment - 0.4% (0.3% of Total Investments)
326,093 Cineworld Group PLC 5,227,597
Total Media & Entertainment 5,227,597
Telecommunication Services - 0.0% (0.0% of Total Investments)
7 Intelsat SA/Luxembourg 3
Total Telecommunication Services 3
Transportation - 0.1% (0.0% of Total Investments)
6,822 ACBL HLDG CORP 409,320
2,411 ACBL HLDG CORP 101,262
26,910 (h) American Commercial Barge Line LLC 6,728
13,644 (h) American Commercial Barge Line LLC 4,775
Total Transportation 522,085
Total Warrants
(cost $7,760,019) 21,155,995

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

JFR
Principal
Amount (000) Description (a) Coupon Maturity Value
X–
ASSET-BACKED SECURITIES - 1.5% (0.9% of Total Investments) X 18,575,799
$ 750 (j) Battalion CLO XI Ltd, (3-Month LIBOR reference rate +
7.112% spread), 2017 11A, 144A
8.034% 4/24/34 $ 685,800
1,500 (j) CIFC Funding 2019-I Ltd, (3-Month LIBOR reference rate +
7.092% spread), 2019 1A, 144A
7.893% 4/20/32 1,507,437
2,000 (j) Dryden 50 Senior Loan Fund, (3-Month LIBOR reference rate + 6.522% spread), 2017 50A, 144A
11.836% 7/15/30 1,925,000
3,000 (j) Flatiron CLO 19 Ltd, (3-Month LIBOR reference rate +
6.362% spread), 2019 1A, 144A
11.752% 11/16/34 3,014,901
2,000 (j) Gilbert Park CLO Ltd, (TSFR3M reference rate + 6.662%
spread), 2017 1A, 144A
11.976% 10/15/30 1,975,242
1,000 (j) Goldentree Loan Opportunities IX Ltd, (TSFR3M reference rate + 5.922% spread), 2014 9A, 144A
11.241% 10/29/29 1,003,402
1,500 (j) KKR CLO 30 Ltd, (3-Month LIBOR reference rate + 6.662%
spread), 2021 30A, 144A
11.978% 10/17/31 1,504,965
750 (j) Magnetite XXVII Ltd, (TSFR3M reference rate + 6.262%
spread), 2020 27A, 144A
11.579% 10/20/34 745,723
1,000 (j) Neuberger Berman Loan Advisers CLO 28 Ltd, (TSFR3M
reference rate + 5.862% spread), 2018 28A, 144A
11.179% 4/20/30 997,675
2,875 (j) Neuberger Berman Loan Advisers CLO 48 Ltd, (TSFR3M
reference rate + 3.200% spread), 2022 48A, 144A
8.525% 4/25/36 2,863,066
2,500 (j) Rockford Tower CLO 2017-3 Ltd, (3-Month LIBOR reference rate + 6.012% spread), 2017 3A, 144A
6.813% 10/20/30 2,352,588
Total Asset-Backed Securities
(cost $18,604,640) 18,575,799
Shares   Description (a) Coupon Value
X –
CONVERTIBLE PREFERRED SECURITIES - 0.0% (0.0% of Total Investments) X 582,720
Transportation - 0.0% (0.0% of Total Investments)
9,712 ACBL HLDG CORP 0.000% $ 582,720
Total Transportation 582,720
Total Convertible Preferred Securities
(cost $296,216) 582,720
Total Long-Term Investments
(cost $2,025,646,724) 1,988,018,914
Shares Description (a) Coupon Value
SHORT-TERM INVESTMENTS - 4.7% (2.8% of Total Investments)
X–
INVESTMENT COMPANIES - 4.7% (2.8% of Total Investments) X 57,703,161
57,703,161 BlackRock Liquidity Funds T-Fund 5.198%(k) $ 57,703,161
Total Investment Companies
(cost $57,703,161) 57,703,161
Total Short-Term Investments
(cost $57,703,161) 57,703,161
Total Investments (cost $2,083,349,885 ) - 164.8% 2,045,722,075
Borrowings - (38.4)% (l),(m) (477,200,000)
TFP Shares, Net - (22.8)%(n) (283,529,815)
Other Assets & Liabilities, Net -   (3.6)% (43,545,941)
Net Assets Applicable to Common Shares - 100% $ 1,241,446,319

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(c) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(d) Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(e) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(f) Principal Amount (000) rounds to less than $1,000.
(g) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(h) For fair value measurement disclosure purposes, investment classified as Level 3.
(i) On March 1, 2024, Vistra Corp. (“Vistra”) completed its acquisition of Energy Harbor Corp (“ENGH”).  ENGH has been merged into a newly formed subsidiary of Vistra, Vistra Vision.  In connection with the transaction, holders of ENGH common stock received a combination of cash
and membership interests in Vistra Vision.   These Vistra Vision interests were issued in a private transaction and may have reduced secondary market liquidity.
(j) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(k) The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.
(l) Borrowings as a percentage of Total Investments is 23.3%.
(m) The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(n) TFP Shares, Net as a percentage of Total Investments is 13.9%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1 Portion of investment purchased on a delayed delivery basis.
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
REIT Real Estate Investment Trust
SOFR
180A 180 Day Average Secured Overnight Financing Rate
SOFR
30A 30 Day Average Secured Overnight Financing Rate
SOFR
90A 90 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR
1M CME Term SOFR 1 Month
TSFR
2M CME Term SOFR 2 Month
TSFR
3M CME Term SOFR 3 Month
WI/DD When-issued or delayed delivery security.
See Notes to Financial Statements

Nuveen Credit Strategies Income Fund
Portfolio of Investments January 31, 2024
(Unaudited)
JQC
Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
LONG-TERM INVESTMENTS - 158.3%  (96.6% of Total Investments)
X –
VARIABLE RATE SENIOR LOAN INTERESTS - 122 .0% ( 74 .5 % of Total Investments) (b) X 978,551,669
Automobiles & Components - 0.8% (0.5% of Total Investments)
$ 3,927 Clarios Global LP, Term Loan B 8.333% SOFR30A 3.000% 5/06/30 $ 3,934,608
1,454 DexKo Global Inc., Term Loan B
, (DD1)
9.360% SOFR90A 3.750% 10/04/28 1,448,974
998 Phinia Inc, Term Loan B 9.433% SOFR30A 4.000% 7/03/28 999,994
Total Automobiles & Components 6,383,576
Capital Goods - 8.7% (5.3% of Total Investments)
2,522 ACProducts, Inc., Term Loan B 9.860% SOFR90A 4.250% 5/17/28 2,188,390
409 Aegion Corporation, Term Loan 9.587% TSFR3M 4.250% 5/17/28 410,501
4,773 Ali Group North America
Corporation, Term Loan B
7.447% SOFR30A 2.000% 10/13/28 4,777,820
1,783 Alliance Laundry Systems LLC,
Term Loan B
8.929% SOFR30A +
SOFR90A
3.500% 10/08/27 1,784,961
4,871 Avolon TLB Borrower 1 (US)
LLC, Term Loan B6
7.337% TSFR1M 2.000% 6/22/28 4,875,612
2,136 Centuri Group, Inc, Term Loan B 7.837% SOFR30A 2.500% 8/28/28 2,142,371
5,160 Chamberlain Group Inc, Term
Loan B
8.683% SOFR30A 3.250% 10/22/28 5,109,909
1,280 Chart Industries, Inc., Term Loan 8.698% TSFR1M 3.250% 3/18/30 1,283,596
12,489 Core & Main LP, Term Loan B 7.996% TSFR1M +
TSFR2M
2.500% 6/10/28 12,507,182
554 Cornerstone Building Brands,
Inc., Term Loan B
8.683% TSFR1M 3.250% 4/12/28 550,543
1,749 Emrld Borrower LP, Term Loan B 8.313% SOFR30A 3.000% 5/31/30 1,751,346
1,462 Madison IAQ LLC, Term Loan 8.701% TSFR1M 3.250% 6/21/28 1,453,447
1,421 Osmose Utilities Services, Inc.,
Term Loan
8.697% SOFR30A 3.250% 6/22/28 1,414,729
8,633 Quikrete Holdings, Inc., Term
Loan, First Lien
8.072% SOFR30A 2.625% 1/31/27 8,646,273
1,459 Resideo Funding Inc., Term
Loan
7.700% SOFR30A +
TSFR1M
2.250% 2/14/28 1,456,015
1,474 Standard Industries Inc., Term
Loan B
7.701% TSFR1M 2.250% 9/22/28 1,475,362
1,940 TransDigm, Inc., Term Loan H 8.598% SOFR90A 3.250% 2/22/27 1,944,699
10,134 TransDigm, Inc., Term Loan I 8.598% SOFR90A 3.250% 8/24/28 10,155,413
732 Victory Buyer LLC, Term Loan 9.391% TSFR3M 3.750% 11/18/28 696,185
4,754 Windsor Holdings III, LLC, Term
Loan B , (DD1)
9.848% TSFR1M 4.500% 8/01/30 4,766,313
Total Capital Goods 69,390,667
Commercial & Professional Services - 5.2% (3.2% of Total Investments)
1,129 Allied Universal Holdco LLC,
Term Loan B
9.183% SOFR30A 3.750% 5/15/28 1,117,113
2,487 Amentum Government Services
Holdings LLC, Term Loan
9.337% SOFR30A 4.000% 2/07/29 2,491,788
1,628 Anticimex International AB,
Term Loan B1 , (DD1)
8.495% SOFR90A 3.150% 11/16/28 1,620,646
895 CHG Healthcare Services Inc.,
Term Loan
8.697% SOFR30A 3.250% 10/02/28 892,673
2,194 Covanta Holding Corporation,
Term Loan B
7.833% SOFR30A 2.500% 11/30/28 2,189,226
167 Covanta Holding Corporation,
Term Loan C
7.833% SOFR30A 2.500% 11/30/28 166,908
3,378 Creative Artists Agency, LLC ,
Term Loan B
8.833% SOFR30A 3.500% 11/16/28 3,382,637

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Commercial & Professional Services (continued)
$ 1,161 Dun & Bradstreet Corporation
(The), Term Loan B
8.087% TSFR1M 2.750% 2/09/26 $ 1,162,510
8,712 Garda World Security
Corporation, Term Loan B
9.725% SOFR90A 4.250% 10/30/26 8,735,816
2,039 GFL Environmental Inc., First
Lien Term Loan
7.816% TSFR3M 2.500% 5/31/27 2,043,153
3,171 LABL, Inc., Term Loan, First Lien 10.433% SOFR30A 5.000% 10/29/28 3,018,197
135 National Intergovernmental
Purchasing Alliance Co
% TSFR1M 3.750% 7/25/30 135,249
1,440 OMNIA Partners LLC, Term
Loan B
9.074% SOFR30A 3.750% 7/25/30 1,445,157
2,930 Trans Union, LLC, Term Loan B5 7.187% TSFR1M 1.750% 11/13/26 2,929,805
1,462 Verscend Holding Corp., Term
Loan B
9.447% SOFR30A 4.000% 8/27/25 1,465,767
3,414 Vertical US Newco Inc, Term
Loan B
9.081% 6-Month LIBOR 3.500% 7/31/27 3,418,997
595 VT Topco, Inc., Term Loan B 9.583% SOFR30A 4.250% 8/12/30 598,020
5,213 WIN Waste Innovations
Holdings, Inc., Term Loan B
8.197% SOFR30A 2.750% 3/27/28 4,823,400
Total Commercial & Professional Services 41,637,062
Consumer Discretionary Distribution & Retail - 4.4% (2.7% of Total Investments)
839 Academy, Ltd., Term Loan 9.217% TSFR1M 3.750% 11/08/27 841,268
2,108 Avis Budget Car Rental, LLC,
Term Loan B
7.197% SOFR30A 1.750% 8/06/27 2,100,035
1,838 Avis Budget Car Rental, LLC,
Term Loan C
8.433% SOFR30A 3.000% 3/16/29 1,842,948
1,585 Belk, Inc., Term Loan , (cash
15.299%, PIK 8.000%)
15.000% N/A N/A 7/31/25 354,640
328 Belk, Inc., Term Loan 15.000% Prime 6.500% 7/31/25 297,504
1,453 Belron Finance US LLC, Term
Loan, First Lien
7.664% SOFR90A 2.250% 4/13/29 1,457,240
752 Driven Holdings, LLC, Term
Loan B
8.451% TSFR1M 3.000% 12/18/28 747,388
1,136 EOS Finco Sarl, Term Loan 11.098% SOFR90A 5.750% 8/03/29 1,037,906
3,717 Jo-Ann Stores, Inc., Term Loan
B1
10.336% SOFR90A 4.750% 6/30/28 303,576
5,332 LBM Acquisition LLC, Term Loan
B , (DD1)
9.087% SOFR30A 3.750% 12/20/27 5,293,068
1,061 Les Schwab Tire Centers, Term
Loan B
8.708% TSFR1M 3.250% 11/02/27 1,061,307
13,416 PetSmart, Inc., Term Loan B 9.183% SOFR30A 3.750% 2/12/28 13,373,231
3,522 Restoration Hardware, Inc., Term
Loan B
7.947% SOFR30A 2.500% 10/15/28 3,387,317
750 SRS Distribution Inc., Term Loan 8.683% SOFR30A 3.250% 6/04/28 746,656
2,220 Wand NewCo 3 Inc ,Term Loan
, (WI/DD)
TBD TBD TBD TBD 2,223,818
Total Consumer Discretionary Distribution & Retail 35,067,902
Consumer Durables & Apparel - 3.0% (1.8% of Total Investments)
500 (d) AI Aqua Merger Sub, Inc., Term
Loan
9.585% TSFR1M 4.250% 7/31/28 500,470
7,007 AI Aqua Merger Sub, Inc., Term
Loan B, First Lien
9.105% TSFR1M 3.750% 7/31/28 6,977,044
1,264 Birkenstock GmbH & Co. KG,
Term Loan B
8.894% SOFR90A 3.250% 4/28/28 1,267,801
7,300 Hayward Industries, Inc., Term
Loan
8.197% SOFR30A 2.750% 5/30/28 7,301,171
6 Serta Simmons Bedding, LLC,
Term Loan
12.963% SOFR90A 7.500% 6/29/28 5,902
1,106 SRAM, LLC , Term Loan B 9.224% Prime 2.250% 5/18/28 1,104,300

Nuveen Credit Strategies Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

JQC
Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Consumer Durables & Apparel (continued)
$ 4,491 Topgolf Callaway Brands Corp.,
Term Loan B
8.933% SOFR30A 3.500% 3/09/30 $ 4,487,784
2,233 Weber-Stephen Products LLC,
Term Loan B
8.697% SOFR30A 3.250% 10/29/27 2,030,984
Total Consumer Durables & Apparel 23,675,456
Consumer Services - 16.4% (10.0% of Total Investments)
7,902 1011778 B.C. Unlimited Liability
Company, Term Loan B5
7.583% SOFR30A 2.250% 9/23/30 7,872,473
3,817 Alterra Mountain Company,
Term Loan
8.947% SOFR30A 3.500% 8/17/28 3,823,383
995 Alterra Mountain Company,
Term Loan B
9.183% SOFR30A 3.750% 5/31/30 997,487
1,839 Aramark Services, Inc., Term
Loan B6
7.947% SOFR30A 2.500% 6/24/30 1,837,606
7,746 Caesars Entertainment Corp,
Term Loan B
8.663% SOFR90A 3.250% 1/25/30 7,752,660
1,938 Caesars Entertainment Inc ,Term
Loan , (WI/DD)
TBD TBD TBD TBD 1,936,289
2,192 Carnival Corporation, Term
Loan B
8.697% SOFR30A 3.250% 10/18/28 2,195,185
3,031 Carnival Corporation, Term
Loan B
8.336% TSFR1M 3.000% 8/09/27 3,036,074
3,298 Churchill Downs Incorporated,
Term Loan B1
7.433% SOFR30A 2.000% 3/17/28 3,296,337
6,707 ClubCorp Holdings, Inc., Term
Loan B2
10.610% Prime 4.000% 9/18/26 6,636,258
10,572 Equinox Holdings, Inc., Term
Loan, First Lien
8.610% 3-Month LIBOR 3.000% 3/08/24 10,469,901
12,829 Fertitta Entertainment, LLC,
Term Loan B
9.333% SOFR30A 4.000% 1/27/29 12,809,013
10,000 Flutter Entertainment PLC, Term
Loan B
7.698% SOFR90A 2.250% 11/25/30 9,975,000
4,988 Formula One Holdings Limited,
Term Loan B
7.598% SOFR90A 2.250% 1/15/30 4,992,364
3,114 GVC Holdings (Gibraltar)
Limited, Term Loan B
8.948% SOFR90A 3.500% 10/31/29 3,118,409
3,231 Hilton Domestic Operating
Company, Inc., Term Loan B4
7.436% TSFR1M 2.000% 11/08/30 3,235,661
2,933 Hilton Grand Vacations
Borrower LLC, Term Loan B
8.197% SOFR30A 2.750% 8/02/28 2,931,987
480 Hilton Grand Vacations
Borrower LLC, Term Loan B
8.083% SOFR30A 2.750% 1/17/31 479,760
10,209 IRB Holding Corp, Term Loan B 8.083% SOFR30A 2.750% 12/15/27 10,200,214
5,633 Life Time Fitness Inc , Term
Loan, First Lien
9.824% SOFR90A 4.250% 1/15/26 5,672,890
4,679 Light and Wonder International,
Inc., Term Loan
8.083% TSFR1M 2.750% 4/16/29 4,689,956
277 Motion Finco Sarl, Term Loan B2 8.860% SOFR90A 3.250% 11/04/26 277,583
376 NASCAR Holdings, Inc, Term
Loan B
7.947% SOFR30A 2.500% 10/19/26 378,185
581 PCI Gaming Authority, Term
Loan
7.947% SOFR30A 2.500% 5/31/26 581,607
1,828 Penn National Gaming, Inc.,
Term Loan B
8.183% SOFR30A 2.750% 4/20/29 1,826,432
3,796 Scientific Games Holdings LP,
Term Loan B , (DD1)
8.598% SOFR90A 3.250% 2/04/29 3,770,302
3,910 SeaWorld Parks &
Entertainment, Inc., Term Loan B
7.833% TSFR1M 2.500% 8/25/28 3,919,071
3,753 Spin Holdco Inc., Term Loan 9.625% SOFR90A 4.000% 3/06/28 3,361,165

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Consumer Services (continued)
$ 1,266 Stars Group Holdings B.V. (The),
Term Loan B
8.863% SOFR90A 3.250% 7/04/28 $ 1,268,262
979 Station Casinos LLC, Term Loan
B
7.683% SOFR30A 2.250% 2/08/27 978,310
1,923 Twin River Worldwide Holdings,
Inc., Term Loan B
8.829% TSFR3M 3.250% 10/02/28 1,801,714
4,990 WestJet Loyalty LP, Term Loan B
, (WI/DD)
TBD TBD TBD TBD 4,940,100
372 William Morris Endeavor
Entertainment, LLC, Term Loan,
First Lien
8.197% SOFR30A 2.750% 5/16/25 372,977
662 WW International Inc ,Term
Loan , (WI/DD)
TBD TBD TBD TBD 392,235
Total Consumer Services 131,826,850
Consumer Staples Distribution & Retail - 0.4% (0.3% of Total Investments)
1,489 Cardenas Markets, Inc., Term
Loan
12.198% SOFR90A 6.750% 8/01/29 1,490,867
1,960 US Foods, Inc., Term Loan B 7.947% SOFR30A 2.500% 11/22/28 1,969,689
Total Consumer Staples Distribution & Retail 3,460,556
Diversified Financials - 0.0% (0.0% of Total Investments)
3,111 (e) Ditech Holding Corporation,
Term Loan
0.000% N/A N/A 6/30/24 93,335
Total Diversified Financials 93,335
Energy - 2.1% (1.3% of Total Investments)
4,066 Buckeye Partners, L.P., Term
Loan B
7.683% SOFR30A 2.250% 11/02/26 4,065,622
3,388 Freeport LNG Investments, LLLP,
Term Loan A
8.579% TSFR3M 3.000% 11/16/26 3,356,200
3,123 Gulf Finance, LLC, Term Loan 12.070% SOFR90A +
TSFR1M
6.750% 8/25/26 3,128,005
2,382 Oryx Midstream Services
Permian Basin LLC, Term Loan
8.708% TSFR1M 3.250% 10/05/28 2,380,883
2,940 TransMontaigne Operating
Company L.P., Term Loan B
8.947% SOFR30A 3.500% 11/05/28 2,914,893
1,116 Whitewater Whistler Holdings,
LLC, Term Loan B
8.125% SOFR90A 2.750% 2/15/30 1,116,712
Total Energy 16,962,315
Financial Services - 2.0% (1.2% of Total Investments)
310 Aragorn Parent Corp ,Term
Loan , (WI/DD)
TBD TBD TBD TBD 311,212
1,105 Avolon TLB Borrower 1 (US)
LLC, Term Loan B4
6.937% TSFR1M 1.500% 2/12/27 1,106,062
3,118 Fleetcor Technologies
Operating Company, LLC, Term
Loan B4
7.183% SOFR30A 1.750% 5/01/28 3,115,380
7,196 GTCR W Merger Sub, Term Loan
, (WI/DD)
TBD TBD TBD TBD 7,205,751
1,954 Motion Finco Sarl, Term Loan B1 8.860% SOFR90A 3.250% 11/04/26 1,956,961
2,204 Trans Union, LLC, Term Loan B6 7.701% TSFR1M 2.250% 12/01/28 2,206,800
Total Financial Services 15,902,166

Nuveen Credit Strategies Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

JQC
Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Food, Beverage & Tobacco - 2.3% (1.4% of Total Investments)
$ 180 8th Avenue Food & Provisions,
Inc., Term Loan
10.087% SOFR30A 4.750% 10/01/25 $ 174,828
2,520 8th Avenue Food & Provisions,
Inc., Term Loan, First Lien
9.197% SOFR30A 3.750% 10/01/25 2,452,817
369 Arterra Wines Canada, Inc.,
Term Loan
9.110% SOFR90A 3.500% 11/25/27 350,220
1,719 CHG PPC Parent LLC, Term Loan 8.447% SOFR30A 3.000% 12/08/28 1,720,287
3,751 City Brewing Company, LLC,
Term Loan , (DD1)
9.078% SOFR90A 3.500% 4/05/28 2,868,014
1,930 Froneri International Ltd., Term
Loan
7.683% Prime 2.250% 2/01/27 1,929,681
4,826 Sunshine Investments B.V., Term
Loan
9.630% SOFR90A 4.250% 5/05/29 4,841,935
1,600 Sycamore Buyer LLC, Term
Loan B
7.701% SOFR30A 2.250% 7/23/29 1,582,953
2,812 Triton Water Holdings, Inc, Term
Loan
8.860% SOFR90A 3.250% 3/31/28 2,769,225
Total Food, Beverage & Tobacco 18,689,960
Health Care Equipment & Services - 15.3% (9.4% of Total Investments)
900 ADMI Corp., Term Loan B5 11.083% SOFR30A 5.750% 12/23/27 894,937
4,888 AHP Health Partners, Inc., Term
Loan B
8.947% SOFR30A 3.500% 8/23/28 4,899,108
14,684 Bausch & Lomb, Inc., Term Loan 8.683% SOFR30A 3.250% 5/05/27 14,370,455
2,113 Carestream Health, Inc., Term
Loan
12.948% SOFR90A 7.500% 9/30/27 1,738,922
4,608 CNT Holdings I Corp, Term Loan 8.826% SOFR90A 3.500% 11/08/27 4,605,709
1,448 DaVita, Inc. , Term Loan B 7.197% SOFR30A 1.750% 8/12/26 1,446,193
576 Element Materials Technology
Group US Holdings Inc., Term
Loan
9.698% SOFR90A 4.250% 4/12/29 573,028
266 Element Materials Technology
Group US Holdings Inc., Term
Loan
9.698% SOFR90A 4.250% 4/12/29 264,475
1,697 Gainwell Acquisition Corp.,
Term Loan B
9.448% SOFR90A 4.000% 10/01/27 1,654,096
2,839 Global Medical Response, Inc.,
Term Loan
9.574% SOFR90A 4.250% 3/14/25 2,434,013
12,029 Global Medical Response, Inc.,
Term Loan B
9.841% TSFR3M 4.250% 10/02/25 10,297,771
604 ICON Luxembourg S.A.R.L.,
Term Loan
7.860% SOFR90A 2.250% 7/03/28 605,321
21,516 Medline Borrower, LP, Term
Loan B
8.451% TSFR1M 3.000% 10/21/28 21,504,060
6,084 National Mentor Holdings, Inc.,
Term Loan
9.190% SOFR30A +
SOFR90A
3.750% 3/02/28 5,567,647
197 National Mentor Holdings, Inc.,
Term Loan C
9.198% SOFR90A 3.750% 3/02/28 179,812
3,300 Onex TSG Intermediate Corp.,
Term Loan B
10.324% SOFR90A 4.750% 2/28/28 3,275,622
14,966 Parexel International
Corporation, Term Loan, First
Lien
8.697% SOFR30A 3.250% 11/15/28 14,944,571
997 Pathway Vet Alliance LLC ,Term
Loan , (WI/DD)
TBD TBD TBD TBD 864,023
5,971 Phoenix Guarantor Inc, Term
Loan B
8.697% SOFR30A 3.250% 3/05/26 5,960,697
4,004 Phoenix Guarantor Inc, Term
Loan B3
8.947% SOFR30A 3.500% 3/05/26 4,000,782
9,660 Select Medical Corporation,
Term Loan B1
8.333% SOFR30A 3.000% 3/05/27 9,666,270

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Health Care Equipment & Services (continued)
$ 1,110 Star Parent, Inc., Term Loan B 9.348% SOFR90A 4.000% 9/30/30 $ 1,085,719
11,392 Surgery Center Holdings, Inc.,
Term Loan
8.835% SOFR30A 3.500% 12/19/30 11,427,435
834 Team Health Holdings, Inc.,
Term Loan B
10.573% SOFR30A +
SOFR90A
5.250% 3/02/27 697,553
Total Health Care Equipment & Services 122,958,219
Household & Personal Products - 0.4% (0.3% of Total Investments)
2,243 Kronos Acquisition Holdings
Inc., Term Loan B
9.360% SOFR90A 3.750% 12/22/26 2,246,414
1,089 Kronos Acquisition Holdings
Inc., Term Loan, First Lien
11.538% SOFR90A 6.000% 12/22/26 1,092,292
Total Household & Personal Products 3,338,706
Insurance - 7.6% (4.6% of Total Investments)
13,373 Acrisure, LLC, Term Loan B 9.150% 3-Month LIBOR 3.500% 2/15/27 13,339,076
8,372 Alliant Holdings Intermediate,
LLC, Term Loan B6
8.833% TSFR1M 3.500% 11/06/30 8,398,879
1,579 AmWINS Group, Inc., Term
Loan B
8.197% SOFR30A 2.750% 2/19/28 1,576,979
596 Assured Partners Inc, Term Loan
B , (WI/DD)
TBD TBD TBD TBD 595,032
453 Asurion LLC, Term Loan B11 9.683% SOFR30A 4.250% 8/19/28 448,319
3,711 Asurion LLC, Term Loan B8 ,
(DD1)
8.697% SOFR30A 3.250% 12/23/26 3,700,148
5,168 Asurion LLC, Term Loan B9 8.697% SOFR30A 3.250% 7/31/27 5,099,370
1,115 Broadstreet Partners, Inc., Term
Loan B
8.337% SOFR30A 3.000% 1/27/27 1,113,838
1,955 Broadstreet Partners, Inc., Term
Loan B2
8.697% SOFR30A 3.250% 1/27/27 1,952,703
7,214 Broadstreet Partners, Inc., Term
Loan B3 , (DD1)
9.083% SOFR30A 3.750% 1/26/29 7,218,321
10,391 HUB International Limited, Term
Loan B
9.610% SOFR90A +
TSFR1M
4.250% 6/08/30 10,409,117
242 Ryan Specialty Group, LLC, Term
Loan B
8.106% SOFR30A 2.750% 9/01/27 242,268
833 USI, Inc., Term Loan 8.598% SOFR90A 3.250% 9/27/30 832,912
5,925 USI, Inc., Term Loan B 8.348% SOFR90A 3.000% 11/22/29 5,926,720
Total Insurance 60,853,682
Materials - 6.4% (3.9% of Total Investments)
793 Arsenal AIC Parent LLC ,Term
Loan
9.833% SOFR30A 4.500% 7/27/30 794,146
1,250 ASP Unifrax Holdings Inc, Term
Loan B
9.248% TSFR3M 3.750% 12/12/25 1,193,269
2,813 Axalta Coating Systems U.S.
Holdings, Inc., term Loan B4
7.848% SOFR90A 2.500% 12/20/29 2,817,869
91 Berry Global, Inc., Term Loan Z 7.202% TSFR1M 1.750% 7/01/26 91,238
3,775 Clydesdale Acquisition
Holdings Inc, Term Loan B
9.108% SOFR30A 3.675% 3/30/29 3,755,767
2,669 CPC Acquisition Corp, Term
Loan
9.360% SOFR90A 3.750% 12/29/27 2,184,136
4,529 Discovery Purchaser
Corporation, Term Loan , (DD1)
9.705% SOFR90A 4.375% 8/03/29 4,489,730
1,114 INEOS Quattro Holdings UK
Ltd, Term Loan
9.087% SOFR30A 3.750% 3/03/30 1,110,683
2,930 INEOS Quattro Holdings UK
Ltd, Term Loan B, First Lien
9.587% SOFR30A 4.250% 11/14/29 2,918,885
2,875 Ineos US Finance LLC, Term
Loan B
8.837% SOFR30A 3.500% 2/09/30 2,847,686

Nuveen Credit Strategies Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

JQC
Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Materials (continued)
$ 2,500 Ineos US Finance LLC, Term
Loan B , (WI/DD)
TBD TBD TBD TBD $ 2,475,000
1,252 Klockner-Pentaplast of America,
Inc., Term Loan B
10.476% SOFR180A 4.725% 2/09/26 1,207,797
452 Kraton Corporation, Term Loan 8.896% SOFR90A 3.250% 3/15/29 447,819
1,452 Lonza Group AG, Term Loan B 9.373% SOFR90A 3.925% 7/03/28 1,357,002
4,359 Nouryon Finance B.V., Term
Loan B , (DD1)
9.467% TSFR3M 4.000% 4/03/28 4,361,834
496 PQ Corporation, Term Loan B 7.913% SOFR90A 2.500% 6/09/28 496,083
3,072 Reynolds Group Holdings Inc. ,
Term Loan B , (DD1)
8.697% SOFR30A 3.250% 9/25/28 3,077,082
2,162 Reynolds Group Holdings Inc. ,
Term Loan B2
8.697% SOFR30A 3.250% 2/05/26 2,166,498
483 Starfruit Finco B.V, Term Loan 9.448% TSFR1M 4.000% 3/03/28 482,635
4,900 TricorBraun Holdings, Inc., Term
Loan
8.697% SOFR30A 3.250% 3/03/28 4,815,735
1,125 Tronox Finance LLC, Term Loan
B
8.848% SOFR90A 3.500% 8/16/28 1,125,000
7,357 Viant Medical Holdings, Inc.,
Term Loan, First Lien
9.197% SOFR30A 3.750% 7/02/25 7,324,525
Total Materials 51,540,419
Media & Entertainment - 8.2% (5.0% of Total Investments)
3,610 ABG Intermediate Holdings 2
LLC, Term Loan B1
9.320% 1-Month LIBOR 4.000% 12/21/28 3,623,292
558 Adevinta ASA, Term Loan B 8.362% SOFR90A 2.750% 6/26/28 561,554
963 Altice Financing SA, Term Loan 10.314% TSFR3M 5.000% 10/29/27 962,140
3,526 AMC Entertainment Holdings,
Inc. , Term Loan B
8.449% SOFR30A 3.000% 4/22/26 2,789,973
953 Cable One, Inc., Term Loan B4 7.447% SOFR30A 2.000% 5/03/28 949,581
6,278 Cengage Learning, Inc., Term
Loan B
10.326% TSFR3M 4.750% 7/14/26 6,277,669
312 Checkout Holding Corp., Term
Loan
14.869% SOFR90A 7.500% 5/24/30 163,642
1,985 Cinemark USA, Inc., Term Loan
B
9.098% SOFR90A 3.750% 5/18/30 1,988,107
12,417 Clear Channel Outdoor
Holdings, Inc., Term Loan B
9.074% SOFR90A 3.500% 8/21/26 12,293,531
4,040 Crown Finance US, Inc., Term
Loan
6.824% SOFR90A 1.500% 7/31/28 4,094,130
1,141 CSC Holdings, LLC, Term Loan
B5
7.948% 1-Month LIBOR 2.500% 4/15/27 1,089,927
2,017 CSC Holdings, LLC, Term Loan
B6
9.833% TSFR1M 4.500% 1/18/28 1,974,817
668 (e) Diamond Sports Group, LLC,
Term Loan
0.000% 3-Month LIBOR 0.000% 8/24/26 45,294
3,334 DirecTV Financing, LLC, Term
Loan
10.650% SOFR90A 5.000% 8/02/27 3,338,583
397 Getty Images, Inc., Term Loan B 9.948% SOFR90A 4.500% 2/19/26 397,092
4,280 Gray Television, Inc., Term Loan
E
7.967% TSFR1M 2.500% 1/02/26 4,280,788
4,318 iHeartCommunications, Inc.,
Term Loan
8.447% SOFR30A 3.000% 5/01/26 3,804,245
957 Lions Gate Capital Holdings
LLC, Term Loan B
7.683% SOFR30A 2.250% 3/24/25 957,781
4,924 McGraw-Hill Global Education
Holdings, LLC, Term Loan
10.197% SOFR30A 4.750% 7/31/28 4,904,076
405 Mission Broadcasting, Inc., Term
Loan B
7.835% TSFR1M 2.500% 6/02/28 403,781
1,019 Nexstar Broadcasting, Inc., Term
Loan B4
7.951% TSFR1M 2.500% 9/18/26 1,019,043

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Media & Entertainment (continued)
$ 1,605 Planet US Buyer LLC, Term Loan
B , (WI/DD)
TBD TBD TBD TBD $ 1,600,988
9,637 Rackspace Technology Global,
Inc., Term Loan B
8.208% TSFR1M 2.750% 2/15/28 4,202,884
2,149 Radiate Holdco, LLC, Term Loan
B
8.697% SOFR30A 3.250% 9/25/26 1,748,585
1,396 Red Ventures, LLC, Term Loan B 8.333% SOFR30A 3.000% 2/23/30 1,392,235
750 Virgin Media Bristol LLC, Term
Loan Y
8.790% SOFR180A 3.250% 3/06/31 741,473
Total Media & Entertainment 65,605,211
Pharmaceuticals, Biotechnology & Life Sciences - 2.7% (1.6% of Total Investments)
243 Catalent Pharma Solutions Inc.,
Term Loan B3
7.451% TSFR1M 2.000% 2/22/28 240,062
6,684 Curia Global, Inc., Term Loan 9.173% SOFR30A +
SOFR90A
3.750% 8/28/26 6,154,381
953 Emergent Biosolutions, Term
Loan
11.433% SOFR30A 6.000% 10/13/23 822,814
151 ICON Luxembourg S.A.R.L.,
Term Loan
7.860% SOFR90A 2.250% 7/03/28 151,034
9,810 Jazz Financing Lux S.a.r.l., Term
Loan
8.447% SOFR30A 3.500% 5/05/28 9,815,990
2,543 Organon & Co, Term Loan 8.450% TSFR1M 3.000% 6/02/28 2,542,907
1,620 Perrigo Investments, LLC, Term
Loan B
7.683% SOFR30A 2.250% 4/05/29 1,619,815
Total Pharmaceuticals, Biotechnology & Life Sciences 21,347,003
Real Estate Management & Development - 0.6% (0.4% of Total Investments)
1,818 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan
8.683% SOFR30A 3.250% 1/31/30 1,805,532
2,500 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan B
9.333% SOFR30A 4.000% 1/31/30 2,490,625
178 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan B
8.197% SOFR30A 2.750% 8/21/25 177,734
684 Forest City Enterprises, L.P.,
Term Loan B
8.947% SOFR30A 3.500% 12/08/25 661,342
Total Real Estate Management & Development 5,135,233
Semiconductors & Semiconductor Equipment - 0.1% (0.0% of Total Investments)
2,183 Bright Bidco B.V., Term Loan ,
(cash 6.378%, PIK 8.000%)
6.325% TSFR3M +
3-Month LIBOR
4.500% 10/31/27 674,035
Total Semiconductors & Semiconductor Equipment 674,035
Software & Services - 19.6% (12.0% of Total Investments)
1,576 Ahead DB Holdings, LLC, Term
Loan B
9.198% SOFR90A 3.750% 10/18/27 1,568,407
1,045 Apttus Corporation, Term Loan 9.451% TSFR1M 4.000% 5/08/28 1,048,622
1,629 Asurion LLC, Term Loan B4,
Second Lien
10.697% SOFR30A 5.250% 1/20/29 1,548,951
9,956 Avaya, Inc., Term Loan 6.918% TSFR1M +
1-Month LIBOR
4.250% 8/01/28 8,794,705
9,878 Banff Merger Sub Inc, Term
Loan , (DD1)
9.583% SOFR30A 4.250% 12/29/28 9,903,186
995 CCC Intelligent Solutions Inc.,
Term Loan B
7.697% SOFR30A 2.250% 9/21/28 993,830
2,833 Ceridian HCM Holding Inc.,
Term Loan B
7.947% SOFR90A 2.500% 4/30/25 2,840,771
2,818 DTI Holdco, Inc., Term Loan 10.063% SOFR90A 4.750% 4/21/29 2,806,426
6,410 Emerald TopCo Inc, Term Loan 8.947% SOFR30A 3.500% 7/25/26 6,362,555

Nuveen Credit Strategies Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

JQC
Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Software & Services (continued)
$ 10,466 Epicor Software Corporation,
Term Loan
8.697% SOFR30A 3.250% 7/30/27 $ 10,484,708
5,246 Greeneden U.S. Holdings II,
LLC, Term Loan B4
9.447% SOFR30A 4.000% 12/01/27 5,257,340
6,877 Informatica LLC, Term Loan B 8.087% SOFR30A 2.750% 10/14/28 6,878,360
121 Ivanti Software Inc ,Term Loan ,
(WI/DD)
TBD TBD TBD TBD 114,637
1,898 Ivanti Software, Inc., Term Loan
B , (DD1)
9.839% SOFR90A 4.250% 12/01/27 1,813,542
3,577 McAfee, LLC, Term Loan B 9.203% SOFR30A 3.750% 2/03/29 3,552,159
785 Mitchell International Inc, Term
Loan B , (WI/DD)
TBD TBD TBD TBD 780,342
3,711 NortonLifeLock Inc., Term Loan
B
7.433% SOFR30A 2.000% 1/28/29 3,704,339
9,663 Open Text Corporation, Term
Loan B
8.183% SOFR30A 2.750% 1/31/30 9,677,325
3,799 Peraton Corp., Term Loan B ,
(DD1)
9.183% SOFR30A 3.750% 2/01/28 3,799,345
729 Project Ruby Ultimate Parent
Corp., Term Loan
8.697% SOFR30A 3.250% 3/10/28 726,458
1,679 Proofpoint, Inc., Term Loan, First
Lien
8.697% SOFR30A 3.250% 8/31/28 1,669,839
3,616 Quartz Acquireco LLC, Term
Loan B
8.833% SOFR30A 3.500% 4/14/30 3,615,937
9,812 Sophia, L.P., Term Loan B 8.933% SOFR30A 3.500% 10/07/27 9,809,956
2,761 SS&C European Holdings Sarl,
Term Loan B4
7.197% SOFR30A 1.750% 4/16/25 2,761,847
2,425 SS&C Technologies Inc., Term
Loan B3
7.197% SOFR30A 1.750% 4/16/25 2,426,148
8,023 Syniverse Holdings, Inc., Term
Loan
12.348% SOFR90A 7.000% 5/10/29 7,513,628
10,720 Tempo Acquisition LLC, Term
Loan B
8.083% SOFR30A 2.750% 8/31/28 10,731,012
8,278 Ultimate Software Group Inc
(The), Term Loan
8.680% SOFR90A 3.250% 5/04/26 8,291,015
14,362 Ultimate Software Group Inc
(The), Term Loan B
9.163% SOFR90A 3.750% 5/04/26 14,386,054
2,001 Vision Solutions, Inc., Term Loan 9.586% TSFR3M 4.000% 5/28/28 1,979,002
1,819 West Corporation, Term Loan
B3
9.563% SOFR90A 4.000% 4/10/27 1,746,969
1,489 World Wide Technology
Holding Co. LLC, Term Loan
8.686% TSFR1M 3.250% 2/23/30 1,490,611
8,100 Zelis Payments Buyer, Inc., Term
Loan B , (DD1)
8.067% TSFR3M 2.750% 9/28/29 8,101,701
Total Software & Services 157,179,727
Technology Hardware & Equipment - 1.7% (1.0% of Total Investments)
3,089 CommScope, Inc., Term Loan B 8.697% SOFR30A 3.250% 4/06/26 2,708,540
3,741 Delta TopCo, Inc., Term Loan B 9.121% SOFR180A 3.750% 12/01/27 3,733,248
2,089 II-VI Incorporated, Term Loan B 8.087% SOFR30A 2.750% 7/02/29 2,083,090
2,371 Ingram Micro Inc., Term Loan 8.610% SOFR90A 3.000% 7/02/28 2,373,222
440 MLN US HoldCo LLC, Term Loan 12.110% SOFR90A 6.700% 10/18/27 88,003
975 MLN US HoldCo LLC, Term
Loan, First Lien
9.972% TSFR3M 4.500% 12/01/25 114,549
1,500 NCR Atleos LLC, Term Loan B 10.087% SOFR30A 4.750% 3/27/29 1,501,875
1,630 Riverbed Technology, Inc., Term
Loan
7.848% SOFR90A +
3-Month LIBOR
2.250% 7/03/28 1,120,361
44 ViaSat, Inc., Term Loan 9.833% SOFR30A 4.500% 3/05/29 43,645
Total Technology Hardware & Equipment 13,766,533

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Telecommunication Services - 5.0% (3.1% of Total Investments)
$ 1,281 Altice France S.A., Term Loan
B12
9.263% 3-Month LIBOR 3.688% 2/02/26 $ 1,257,542
11,418 Altice France S.A., Term Loan
B13
9.641% 3-Month LIBOR 4.000% 8/14/26 11,142,937
766 CenturyLink, Inc., Term Loan B 7.697% SOFR30A 2.250% 3/15/27 544,151
1,174 Cincinnati Bell, Inc., Term Loan
B2
8.683% SOFR30A 3.250% 11/23/28 1,162,096
581 (e) Cyxtera DC Holdings, Inc., Term
Loan B
0.000% N/A N/A 5/01/24 47,802
3,480 Eagle Broadband Investments
LLC, Term Loan
8.652% SOFR90A 3.000% 11/12/27 3,424,137
5,518 Frontier Communications Corp.,
Term Loan B
9.197% SOFR30A 3.750% 10/08/27 5,465,399
1,256 GOGO Intermediate Holdings
LLC, Term Loan B
9.197% SOFR30A 3.750% 4/28/28 1,254,329
2,740 Level 3 Financing Inc., Term
Loan B
7.197% SOFR30A 1.750% 3/01/27 2,644,100
970 Numericable Group SA, Term
Loan B11
8.324% 3-Month LIBOR 2.750% 7/31/25 957,917
8,798 Virgin Media Bristol LLC, Term
Loan N
7.948% TSFR1M 2.500% 1/31/28 8,654,373
3,651 Ziggo Financing Partnership,
Term Loan I
7.948% TSFR1M 2.500% 4/30/28 3,573,495
Total Telecommunication Services 40,128,278
Transportation - 7.1% (4.3% of Total Investments)
3,311 AAdvantage Loyalty IP Ltd.,
Term Loan
10.329% TSFR3M 4.750% 4/20/28 3,397,893
2,689 Air Canada, Term Loan B 9.139% TSFR3M 3.500% 8/11/28 2,695,141
7,044 American Airlines, Inc., Term
Loan B
8.598% SOFR90A 2.750% 2/06/28 7,028,882
3,136 American Airlines, Inc., Term
Loan, First Lien
7.317% SOFR90A 1.750% 1/29/27 3,127,241
2,177 Brown Group Holding, LLC,
Term Loan B
8.183% SOFR30A 2.750% 4/22/28 2,165,165
1,778 Brown Group Holding, LLC,
Term Loan B2
8.546% SOFR30A +
SOFR90A
3.188% 7/02/29 1,774,167
4,133 Hertz Corporation, (The), Term
Loan B
8.697% SOFR30A 3.250% 6/30/28 4,093,696
798 Hertz Corporation, (The), Term
Loan C
8.697% SOFR30A 3.250% 6/30/28 790,879
9,143 Kestrel Bidco Inc., Term Loan B 8.335% TSFR1M 3.000% 12/11/26 9,141,553
2,977 KKR Apple Bidco, LLC, Term
Loan
8.197% SOFR30A 2.750% 9/25/28 2,964,383
8,860 Mileage Plus Holdings LLC,
Term Loan B
10.770% SOFR90A 5.250% 6/21/27 9,143,240
750 SkyMiles IP Ltd., Term Loan B 9.068% TSFR3M 3.750% 10/20/27 768,367
6,960 Uber Technologies, Inc., Term
Loan B
8.135% SOFR90A 2.750% 3/04/30 6,968,062
3,096 United Airlines, Inc., Term Loan
B
9.201% TSFR1M 3.750% 4/21/28 3,106,046
Total Transportation 57,164,715
Utilities - 2.0% (1.2% of Total Investments)
2,172 Generation Bridge Northeast
LLC, Term Loan B
9.583% SOFR30A 4.250% 8/07/29 2,184,670
7,294 Talen Energy Supply, LLC, Term
Loan B
9.877% SOFR90A 4.500% 5/27/30 7,321,553
5,941 Talen Energy Supply, LLC, Term
Loan B
9.877% SOFR90A 4.500% 5/27/30 5,962,797

Nuveen Credit Strategies Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

JQC
Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Utilities (continued)
$ 303 Vistra Operations Company
LLC, Term Loan B3, First Lien
7.333% SOFR30A 2.000% 12/20/30 $ 301,043
Total Utilities 15,770,063
Total Variable Rate Senior Loan Interests
(cost $992,932,982) 978,551,669
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
CORPORATE BONDS - 31 .6% ( 19 .3 % of Total Investments) X 253,831,891
Automobiles & Components - 0.7% (0.5% of Total Investments)
$ 2,699 (f) Clarios Global LP / Clarios US Finance Co, 144A 6.250% 5/15/26 $ 2,676,873
3,000 (f) Ford Motor Credit Co LLC 7.200% 6/10/30 3,190,042
Total Automobiles & Components 5,866,915
Capital Goods - 1.6% (1.0% of Total Investments)
2,000 Chart Industries Inc, 144A 7.500% 1/01/30 2,053,037
2,000 Emerald Debt Merger Sub LLC, 144A 6.625% 12/15/30 2,020,140
4,000 (f) TK Elevator Holdco GmbH, 144A 7.625% 7/15/28 3,966,428
2,963 (f) TransDigm Inc 4.625% 1/15/29 2,770,612
2,000 (f) Windsor Holdings III LLC, 144A 8.500% 6/15/30 2,059,009
Total Capital Goods 12,869,226
Commercial & Professional Services - 2.2% (1.3% of Total Investments)
2,000 Allied Universal Holdco LLC / Allied Universal Finance Corp,
144A
6.625% 7/15/26 1,970,728
1,200 (f) GFL Environmental Inc, 144A 5.125% 12/15/26 1,171,597
4,925 (f) GTCR W-2 MERGER SUB LLC, 144A 7.500% 1/15/31 5,116,189
2,650 (f) Prime Security Services Borrower LLC / Prime Finance Inc,
144A
6.250% 1/15/28 2,626,122
2,316 (f) Prime Security Services Borrower LLC / Prime Finance Inc,
144A
5.750% 4/15/26 2,314,914
2,500 (f) Prime Security Services Borrower LLC / Prime Finance Inc,
144A
3.375% 8/31/27 2,302,878
2,000 (f) Verscend Escrow Corp, 144A 9.750% 8/15/26 2,007,970
Total Commercial & Professional Services 17,510,398
Consumer Discretionary Distribution & Retail - 2.1% (1.3% of Total Investments)
3,900 (f) Academy Ltd, 144A 6.000% 11/15/27 3,853,157
9,515 (f) Hertz Corp/The, 144A 4.625% 12/01/26 8,557,601
3,945 (f) Michaels Cos Inc/The, 144A 7.875% 5/01/29 2,523,197
1,188 (f) PetSmart Inc / PetSmart Finance Corp, 144A 4.750% 2/15/28 1,109,786
545 (f) Staples Inc, 144A 7.500% 4/15/26 510,145
Total Consumer Discretionary Distribution & Retail 16,553,886
Consumer Services - 1.5% (0.9% of Total Investments)
6,617 (f) 1011778 BC ULC / New Red Finance Inc, 144A 4.000% 10/15/30 5,914,206
1,193 (f) 1011778 BC ULC / New Red Finance Inc, 144A 3.500% 2/15/29 1,091,627
1,623 Caesars Entertainment Inc, 144A 6.250% 7/01/25 1,628,543
1,895 (f) Carnival Holdings Bermuda Ltd, 144A 10.375% 5/01/28 2,073,054
1,201 (f) Life Time Inc, 144A 5.750% 1/15/26 1,187,336
Total Consumer Services 11,894,766
Consumer Staples Distribution & Retail - 0.5% (0.3% of Total Investments)
4,000 (f) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC, 144A
4.625% 1/15/27 3,880,248
Total Consumer Staples Distribution & Retail 3,880,248

Principal
Amount (000)   Description (a) Coupon Maturity Value
Energy - 2.5% (1.5% of Total Investments)
$ 2,545 BORR IHC LTD / BORR FIN, 144A 10.000% 11/15/28 $ 2,633,342
2,000 (f) Citgo Petroleum Corp, 144A 7.000% 6/15/25 1,999,716
5,000 (f) DT Midstream Inc, 144A 4.375% 6/15/31 4,478,858
3,201 (f) Hilcorp Energy I LP / Hilcorp Finance Co, 144A 6.250% 11/01/28 3,189,260
1,000 (f) Matador Resources Co 5.875% 9/15/26 991,011
1,201 (f) MEG Energy Corp, 144A 5.875% 2/01/29 1,171,891
750 NGL Energy Partners LP / NGL Energy Finance Corp 7.500% 4/15/26 750,936
2,000 Southwestern Energy Co 4.750% 2/01/32 1,852,472
1,500 Transocean Inc, 144A 11.500% 1/30/27 1,567,500
1,500 (f) Weatherford International Ltd, 144A 8.625% 4/30/30 1,532,647
Total Energy 20,167,633
Equity Real Estate Investment Trusts (REITs) - 0.6% (0.4% of Total Investments)
5,250 (f) American Tower Corp 2.950% 1/15/51 3,446,886
2,000 Crown Castle Inc 2.250% 1/15/31 1,652,660
Total Equity Real Estate Investment Trusts (REITs) 5,099,546
Financial Services - 0.1% (0.1% of Total Investments)
1,000 (f) LPL Holdings Inc, 144A 4.625% 11/15/27 962,915
Total Financial Services 962,915
Health Care Equipment & Services - 2.2% (1.3% of Total Investments)
2,000 CHS/Community Health Systems Inc, 144A 8.000% 3/15/26 1,971,230
492 Heartland Dental LLC / Heartland Dental Finance Corp,
144A
8.500% 5/01/26 485,235
1,975 (f) Mozart Debt Merger Sub Inc, 144A 3.875% 4/01/29 1,788,172
3,210 (f) Select Medical Corp, 144A 6.250% 8/15/26 3,209,143
3,375 Team Health Holdings Inc, 144A 13.500% 6/30/28 3,341,250
5,500 (f) Tenet Healthcare Corp 6.125% 10/01/28 5,479,760
1,201 (f) Tenet Healthcare Corp 4.875% 1/01/26 1,190,319
Total Health Care Equipment & Services 17,465,109
Insurance - 0.7% (0.4% of Total Investments)
2,175 (f) Alliant Holdings Intermediate LLC / Alliant Holdings Co-
Issuer, 144A
6.750% 4/15/28 2,195,077
625 (f) Alliant Holdings Intermediate LLC / Alliant Holdings Co-
Issuer, 144A
4.250% 10/15/27 581,397
3,000 (f) HUB International Ltd, 144A 7.250% 6/15/30 3,086,001
Total Insurance 5,862,475
Materials - 3.1% (1.9% of Total Investments)
3,500 (f) Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance PLC, 144A
4.000% 9/01/29 2,836,650
6,425 (f) Ball Corp 6.000% 6/15/29 6,481,301
4,000 (f) Herens Holdco Sarl, 144A 4.750% 5/15/28 3,369,392
2,000 (f) LABL Inc, 144A 9.500% 11/01/28 1,994,816
5,000 (f) Novelis Corp, 144A 4.750% 1/30/30 4,637,478
5,190 (f) Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen Group
Issuer LLC, 144A
4.375% 9/30/28 4,842,270
619 (f) Trinseo Materials Operating SCA / Trinseo Materials Finance
Inc, 144A
5.375% 9/01/25 528,320
Total Materials 24,690,227
Media & Entertainment - 4.8% (2.9% of Total Investments)
3,000 (f) Altice Financing SA, 144A 5.750% 8/15/29 2,614,429
8,425 (f) CCO Holdings LLC / CCO Holdings Capital Corp, 144A 7.375% 3/03/31 8,514,516
7,000 (f) Charter Communications Operating LLC / Charter
Communications Operating Capital
3.500% 3/01/42 4,811,738
3,000 (f) Clear Channel Outdoor Holdings Inc, 144A 5.125% 8/15/27 2,825,375

Nuveen Credit Strategies Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

JQC
Principal
Amount (000)   Description (a) Coupon Maturity Value
Media & Entertainment (continued)
$ 4,371 (f) CSC Holdings LLC, 144A 3.375% 2/15/31 $ 2,993,168
2,368 (e) Diamond Sports Group LLC / Diamond Sports Finance Co,
144A
6.625% 8/15/27 165,760
18 iHeartCommunications Inc 6.375% 5/01/26 15,276
3,000 (f) LCPR Senior Secured Financing DAC, 144A 5.125% 7/15/29 2,640,180
2,799 (f) McGraw-Hill Education Inc, 144A 5.750% 8/01/28 2,648,750
4,391 (f) Rackspace Technology Global Inc, 144A 3.500% 2/15/28 1,719,533
1,500 (f) Radiate Holdco LLC / Radiate Finance Inc, 144A 4.500% 9/15/26 1,159,793
2,000 Virgin Media Secured Finance PLC, 144A 5.500% 5/15/29 1,923,614
6,006 (f) VZ Secured Financing BV, 144A 5.000% 1/15/32 5,250,390
1,305 (f) Ziggo Bond Co BV, 144A 6.000% 1/15/27 1,280,340
Total Media & Entertainment 38,562,862
Pharmaceuticals, Biotechnology & Life Sciences - 0.3% (0.2% of Total Investments)
2,000 Amgen Inc 3.150% 2/21/40 1,556,717
1,500 (f) Organon & Co / Organon Foreign Debt Co-Issuer BV, 144A 5.125% 4/30/31 1,288,690
Total Pharmaceuticals, Biotechnology & Life Sciences 2,845,407
Software & Services - 0.4% (0.3% of Total Investments)
1,185 Open Text Holdings Inc, 144A 4.125% 12/01/31 1,052,366
3,344 Rackspace Technology Global Inc, 144A 5.375% 12/01/28 1,040,556
1,500 (f) SS&C Technologies Inc, 144A 5.500% 9/30/27 1,472,457
Total Software & Services 3,565,379
Technology Hardware & Equipment - 0.2% (0.1% of Total Investments)
1,975 (f) Commscope Inc, 144A 4.750% 9/01/29 1,305,712
Total Technology Hardware & Equipment 1,305,712
Telecommunication Services - 5.1% (3.1% of Total Investments)
6,313 (f) Frontier Communications Holdings LLC, 144A 5.875% 10/15/27 6,072,036
2,000 (f) Frontier Communications Holdings LLC 5.875% 11/01/29 1,694,770
1,978 (f) Frontier Communications Holdings LLC, 144A 6.000% 1/15/30 1,677,284
1,500 (f) Iliad Holding SASU, 144A 7.000% 10/15/28 1,488,050
8,290 Level 3 Financing Inc, 144A 10.500% 5/15/30 8,248,550
4,129 Level 3 Financing Inc, 144A 10.500% 5/15/30 4,108,355
1,000 Level 3 Financing Inc, 144A 4.625% 9/15/27 615,000
4,000 (f) T-Mobile USA Inc 3.500% 4/15/31 3,643,481
5,180 (f) Vmed O2 UK Financing I PLC, 144A 4.250% 1/31/31 4,530,670
10,000 Ziggo BV, 144A 4.875% 1/15/30 8,941,090
Total Telecommunication Services 41,019,286
Transportation - 1.0% (0.6% of Total Investments)
1,975 (f) Delta Air Lines Inc 3.750% 10/28/29 1,814,926
3,500 (f) Mileage Plus Holdings LLC / Mileage Plus Intellectual
Property Assets Ltd, 144A
6.500% 6/20/27 3,505,239
1,623 (f) United Airlines Inc, 144A 4.625% 4/15/29 1,501,328
1,201 (f) United Airlines Inc, 144A 4.375% 4/15/26 1,158,533
Total Transportation 7,980,026
Utilities - 2.0% (1.2% of Total Investments)
1,940 (f) Pacific Gas and Electric Co 4.550% 7/01/30 1,853,981
2,000 Pacific Gas and Electric Co 4.500% 7/01/40 1,722,100
6,318 (f) PG&E Corp 5.000% 7/01/28 6,105,167
3,000 PG&E Corp 5.250% 7/01/30 2,864,667
3,000 Talen Energy Supply LLC, 144A 8.625% 6/01/30 3,183,960
Total Utilities 15,729,875
Total Corporate Bonds
(cost $250,239,266) 253,831,891

Shares Description (a) Value
X –
COMMON STOCKS - 2 .3% ( 1 .4 % of Total Investments) X 18,250,392
Commercial & Professional Services - 0.0% (0.0% of Total Investments)
8,223 (g) Skillsoft Corp $ 115,286
Total Commercial & Professional Services 115,286
Consumer Discretionary Distribution & Retail - 0.0% (0.0% of Total Investments)
196 (g) Belk Inc 1,666
Total Consumer Discretionary Distribution & Retail 1,666
Consumer Services - 0.0% (0.0% of Total Investments)
41,905 (g) Cengage Learning Holdings II Inc 379,785
1,225 (g) Crown Finance US Inc 19,638
Total Consumer Services 399,423
Energy - 0.7% (0.5% of Total Investments)
31,033 (g) Quarternorth Energy Holding Inc 5,042,863
31,358 (g) Vantage Drilling International 778,086
Total Energy 5,820,949
Health Care Equipment & Services - 0.0% (0.0% of Total Investments)
211,860 (g),(h) Millennium Health LLC 22,245
198,883 (g),(h) Millennium Health LLC 995
242,758 (g) Onex Carestream Finance LP 24,276
Total Health Care Equipment & Services 47,516
Materials - 0.0% (0.0% of Total Investments)
89 LyondellBasell Industries NV, Class A 8,377
Total Materials 8,377
Media & Entertainment - 0.4% (0.2% of Total Investments)
10,159 (g) Catalina Marketing Corp 1,270
183,143 Cineworld Group PLC 2,935,965
8 (g) Cumulus Media Inc, Class A 37
Total Media & Entertainment 2,937,272
Semiconductors & Semiconductor Equipment - 0.0% (0.0% of Total Investments)
39,129 (g) Bright Bidco BV 14,204
28,645 (g) Bright Bidco BV 10,398
Total Semiconductors & Semiconductor Equipment 24,602
Software & Services - 0.3% (0.2% of Total Investments)
326,337 (g) Avaya Inc 2,012,520
Total Software & Services 2,012,520
Technology Hardware & Equipment - 0.1% (0.0% of Total Investments)
68,536 (g) Avaya Inc 422,661
Total Technology Hardware & Equipment 422,661
Utilities - 0.8% (0.5% of Total Investments)
80,962 (g),(i) Energy Harbor Corp 6,460,120
Total Utilities 6,460,120
Total Common Stocks
(cost $36,238,722) 18,250,392

Nuveen Credit Strategies Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

JQC
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 1.9% (1.1% of Total
Investments) X 15,084,195
$ 1,000 (j) CIFC Funding 2020-I Ltd, (TSFR3M reference rate + 6.512%
spread), 2020 1A, 144A
11.826% 7/15/36 $ 1,002,548
2,000 (j) Elmwood CLO 16 Ltd, (TSFR3M reference rate + 3.600%
spread), 2022 3A, 144A
8.918% 4/20/34 2,003,614
5,750 (j) Magnetite XXXV Ltd, (TSFR3M reference rate + 7.250%
spread), 2022 35A, 144A
12.575% 10/25/36 5,729,674
5,500 (j) Neuberger Berman Loan Advisers NBLA CLO 53 Ltd,
(TSFR3M reference rate + 7.625% spread), 2023 23-53A,
144A
12.964% 10/24/32 5,520,911
825 (j) OHA Credit Funding 11 Ltd, (TSFR3M reference rate +
7.250% spread), 2022 11A, 144A
12.560% 7/19/33 827,448
Total Asset-Backed and Mortgage-Backed Securities
(cost $15,036,433) 15,084,195
Shares Description (a) Value
X –
WARRANTS - 0 .5% ( 0 .3 % of Total Investments) X 3,773,369
Energy - 0.5% (0.3% of Total Investments)
629 California Resources Corp $ 8,573
17,602 Quarternorth Energy Holding Inc 2,860,325
37,801 Quarternorth Energy Holding Inc 831,622
72,802 Quarternorth Energy Holding Inc 72,802
Total Energy 3,773,322
Media & Entertainment - 0.0% (0.0% of Total Investments)
4,644 (h) Tenerity Inc 47
Total Media & Entertainment 47
Total Warrants
(cost $1,831,028) 3,773,369
Total Long-Term Investments
(cost $1,296,278,431) 1,269,491,516
Shares Description (a) Coupon Value
SHORT-TERM INVESTMENTS - 5.6% (3.4% of Total Investments)
X –
INVESTMENT COMPANIES - 5.6% (3.4% of Total Investments) X 44,866,402
44,866,402 BlackRock Liquidity Funds T-Fund 5.190%(k) $ 44,866,402
Total Investment Companies
(cost $44,866,402) 44,866,402
Total Short-Term Investments
(cost $44,866,402) 44,866,402
Total Investments (cost $ 1,341,144,833 ) - 163 .9% 1,314,357,918
Borrowings - (26.4)% (l),(m) (211,600,000)
Reverse Repurchase Agreements, including accrued interest - (17.8)%(n) (142,849,955)
TFP Shares, Net - (17.4)%(o) (139,165,969)
Other Assets & Liabilities, Net -   (2.3)% (18,730,964)
Net Assets Applicable to Common Shares - 100% $ 802,011,030
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(c) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(d) Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(e) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(f) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $195,497,628 have been pledged as collateral for reverse repurchase agreements.
(g) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(h) For fair value measurement disclosure purposes, investment classified as Level 3.
(i) On March 1, 2024, Vistra Corp. (“Vistra”) completed its acquisition of Energy Harbor Corp (“ENGH”).  ENGH has been merged into a newly formed subsidiary of Vistra, Vistra Vision.  In connection with the transaction, holders of ENGH common stock received a combination of cash
and membership interests in Vistra Vision.   These Vistra Vision interests were issued in a private transaction and may have reduced secondary market liquidity.
(j) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(k) The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.
(l) Borrowings as a percentage of Total Investments is 16.1%.
(m) The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(n) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 10.9%.
(o) TFP Shares, Net as a percentage of Total Investments is 10.6%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1 Portion of investment purchased on a delayed delivery basis.
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
REIT Real Estate Investment Trust
SOFR
180A 180 Day Average Secured Overnight Financing Rate
SOFR
30A 30 Day Average Secured Overnight Financing Rate
SOFR
90A 90 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR
1M CME Term SOFR 1 Month
TSFR
2M CME Term SOFR 2 Month
TSFR
3M CME Term SOFR 3 Month
WI/DD When-issued or delayed delivery security.
See Notes to Financial Statements

Nuveen Preferred & Income Opportunities Fund
Portfolio of Investments January 31, 2024
(Unaudited)
JPC
Principal
Amount (000)
/Shares Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 158.1%  (99.9% of Total Investments)
X –
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 82 .8% ( 52 .3 % of Total
Investments) X 2,082,675,430
Automobiles & Components - 0.8% (0.5% of Total Investments)
$ 14,869 General Motors Financial Co Inc 5.750% N/A (b) $ 13,404,124
8,014 General Motors Financial Co Inc 5.700% N/A (b) 7,371,877
Total Automobiles & Components 20,776,001
Banks - 37.9% (24.0% of Total Investments)
4,450 Bank of America Corp 6.300% N/A (b) 4,451,780
18,235 Bank of America Corp 6.250% N/A (b) 18,164,549
2,000 (c) Bank of America Corp (TSFR3M reference rate + 3.397%
spread)
8.774% N/A (b) 2,009,312
45,134 Bank of America Corp 6.125% N/A (b) 44,944,464
10,850 Bank of America Corp 4.375% N/A (b) 9,908,030
21,820 (d) Bank of America Corp 6.500% N/A (b) 21,860,476
2,861 Bank of America Corp 8.050% 6/15/27 3,073,629
6,955 Bank of America Corp 6.100% N/A (b) 6,950,702
9,650 Bank of Nova Scotia/The 8.000% 1/27/84 9,802,875
10,550 (e) Bank of Nova Scotia/The 8.625% 10/27/82 10,915,600
3,000 Bank of Nova Scotia/The 4.900% N/A (b) 2,857,631
32,448 Citigroup Inc 7.625% N/A (b) 33,173,262
27,500 (d) Citigroup Inc 3.875% N/A (b) 25,339,110
14,589 Citigroup Inc 5.950% N/A (b) 14,396,565
22,389 Citigroup Inc 6.250% N/A (b) 22,268,652
7,175 Citigroup Inc 7.375% N/A (b) 7,295,282
19,799 Citigroup Inc 4.000% N/A (b) 18,501,104
10,740 Citigroup Inc 4.150% N/A (b) 9,571,789
8,955 Citigroup Inc 6.300% N/A (b) 8,896,621
17,868 Citigroup Inc 5.000% N/A (b) 17,614,471
9,515 (d) Citizens Financial Group Inc 4.000% N/A (b) 8,420,775
7,000 (c) Citizens Financial Group Inc (TSFR3M reference rate +
3.265% spread)
8.594% N/A (b) 6,640,383
5,529 Citizens Financial Group Inc 6.375% N/A (b) 5,236,666
3,976 Citizens Financial Group Inc 5.650% N/A (b) 3,878,999
14,700 (e) CoBank ACB 6.450% N/A (b) 14,428,050
17,983 CoBank ACB 6.250% N/A (b) 17,528,585
5,800 (c) Corestates Capital III (TSFR3M reference rate + 0.832%
spread), 144A
6.211% 2/15/27 5,578,261
6,450 (e) Farm Credit Bank of Texas, 144A 6.200% N/A (b) 5,901,750
3,060 Farm Credit Bank of Texas, 144A 5.700% N/A (b) 2,907,000
1,225 Fifth Third Bancorp 4.500% N/A (b) 1,157,536
550 (c) Fifth Third Bancorp (TSFR3M reference rate + 3.295%
spread)
8.625% N/A (b) 537,079
15,910 (c),(e) First Citizens BancShares Inc/NC (TSFR3M reference rate +
4.234% spread)
9.618% N/A (b) 16,220,675
910 Goldman Sachs Group Inc/The 4.400% N/A (b) 864,490
925 Goldman Sachs Group Inc/The 3.800% N/A (b) 840,903
32,314 (e) HSBC Capital Funding Dollar 1 LP, 144A 10.176% N/A (b) 40,886,646
8,000 (e) HSBC Capital Funding Dollar 1 LP, Reg S 10.176% N/A (b) 10,122,336
25,000 Huntington Bancshares Inc/OH 4.450% N/A (b) 22,482,185
20,300 (d) Huntington Bancshares Inc/OH 5.625% N/A (b) 18,730,114
3,850 JPMorgan Chase & Co 6.125% N/A (b) 3,842,745
3,600 JPMorgan Chase & Co 8.750% 9/01/30 4,321,125
6,700 JPMorgan Chase & Co 6.100% N/A (b) 6,707,966
68,965 (c),(e) JPMorgan Chase & Co (TSFR3M reference rate + 4.042%
spread)
9.348% N/A (b) 69,496,375

Principal
Amount (000)
/Shares Description (a) Coupon Maturity Value
Banks (continued)
$ 8,365 JPMorgan Chase & Co 5.000% N/A (b) $ 8,287,335
13,830 JPMorgan Chase & Co 3.650% N/A (b) 12,745,989
2,800 KeyCorp 5.000% N/A (b) 2,504,215
8,000 KeyCorp Capital III 7.750% 7/15/29 8,036,957
2,000 (c) M&T Bank Corp (TSFR3M reference rate + 1.262% spread) 6.576% 1/15/27 1,865,781
2,395 M&T Bank Corp 5.125% N/A (b) 2,184,410
7,315 M&T Bank Corp 6.450% N/A (b) 7,284,648
5,960 M&T Bank Corp 3.500% N/A (b) 4,768,000
2,923 PNC Financial Services Group Inc/The 5.000% N/A (b) 2,783,994
34,335 (d) PNC Financial Services Group Inc/The 6.250% N/A (b) 32,614,514
9,520 PNC Financial Services Group Inc/The 3.400% N/A (b) 8,194,885
15,580 (c) PNC Financial Services Group Inc/The (TSFR3M reference rate + 3.302% spread)
8.679% N/A (b) 15,621,723
6,605 PNC Financial Services Group Inc/The 6.000% N/A (b) 6,313,522
18,235 (d) PNC Financial Services Group Inc/The 6.200% N/A (b) 17,860,878
5,855 Regions Financial Corp 5.750% N/A (b) 5,741,767
32,700 Toronto-Dominion Bank/The 8.125% 10/31/82 33,963,168
35,900 (d) Truist Financial Corp 4.950% N/A (b) 34,960,310
6,687 Truist Financial Corp 5.100% N/A (b) 6,168,129
50,566 (d) Truist Financial Corp 4.800% N/A (b) 48,265,247
8,955 (c) Truist Financial Corp (TSFR3M reference rate + 3.364%
spread)
8.748% N/A (b) 9,015,724
7,295 Wells Fargo & Co 7.625% N/A (b) 7,641,717
7,363 Wells Fargo & Co 5.900% N/A (b) 7,351,670
57,197 (e) Wells Fargo & Co 3.900% N/A (b) 53,593,366
24,770 (e) Wells Fargo & Co 7.950% 11/15/29 27,853,192
20,133 (d) Wells Fargo & Co 5.875% N/A (b) 20,007,072
10,021 (c) Zions Bancorp NA (3-Month LIBOR reference rate + 4.440%
spread)
10.086% N/A (b) 9,838,777
1,460 (c) Zions Bancorp NA (3-Month LIBOR reference rate + 3.800%
spread)
9.446% N/A (b) 1,345,355
Total Banks 955,538,893
Capital Goods - 2.0% (1.3% of Total Investments)
18,093 (e) AerCap Global Aviation Trust, 144A 6.500% 6/15/45 17,979,778
12,185 AerCap Holdings NV 5.875% 10/10/79 12,102,534
13,660 Air Lease Corp 4.650% N/A (b) 12,628,475
8,474 (e) ILFC E-Capital Trust I, 144A 7.436% 12/21/65 6,710,413
1,960 ILFC E-Capital Trust I, 144A 7.186% 12/21/65 1,513,571
Total Capital Goods 50,934,771
Energy - 4.3% (2.7% of Total Investments)
22,395 Enbridge Inc 5.750% 7/15/80 20,947,212
17,110 Enbridge Inc 7.625% 1/15/83 17,291,708
11,930 Enbridge Inc 8.500% 1/15/84 12,754,303
2,798 Enbridge Inc 5.500% 7/15/77 2,605,801
1,695 Enbridge Inc 6.000% 1/15/77 1,631,286
6,615 Energy Transfer LP 6.500% N/A (b) 6,391,932
5,690 Energy Transfer LP 7.125% N/A (b) 5,500,243
4,990 Energy Transfer LP 8.000% 5/15/54 5,163,752
16,805 Enterprise Products Operating LLC 5.250% 8/16/77 16,184,018
16,135 Transcanada Trust 5.600% 3/07/82 14,164,916
3,490 Transcanada Trust 5.875% 8/15/76 3,352,728
2,468 (e) Transcanada Trust 5.500% 9/15/79 2,198,231
Total Energy 108,186,130

Nuveen Preferred & Income Opportunities Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

JPC
Principal
Amount (000)
/Shares Description (a) Coupon Maturity Value
Financial Services - 14.7% (9.2% of Total Investments)
$ 14,240 (e) Ally Financial Inc 4.700% N/A (b) $ 10,822,400
12,644 Ally Financial Inc 4.700% N/A (b) 10,247,484
4,875 American AgCredit Corp, 144A 5.250% N/A (b) 4,558,125
45,903 (d) American Express Co 3.550% N/A (b) 40,922,353
27,600 Bank of New York Mellon Corp/The 3.750% N/A (b) 24,753,734
19,778 (d) Bank of New York Mellon Corp/The 4.700% N/A (b) 19,436,323
3,015 Capital Farm Credit ACA, 144A 5.000% N/A (b) 2,849,175
17,115 (e) Capital One Financial Corp 3.950% N/A (b) 14,825,013
36,640 (d) Charles Schwab Corp/The 4.000% N/A (b) 33,297,384
30,020 (e) Charles Schwab Corp/The 5.375% N/A (b) 29,595,595
5,000 Charles Schwab Corp/The 5.000% N/A (b) 4,647,288
1,350 Compeer Financial ACA, 144A 4.875% N/A (b) 1,282,500
3,989 Corebridge Financial Inc 6.875% 12/15/52 4,000,569
13,510 Discover Financial Services 6.125% N/A (b) 13,280,749
1,610 Discover Financial Services 5.500% N/A (b) 1,324,463
8,100 Equitable Holdings Inc 4.950% N/A (b) 7,891,677
1,915 Goldman Sachs Group Inc/The 4.125% N/A (b) 1,742,246
1,955 (c) Goldman Sachs Group Inc/The (TSFR3M reference rate +
3.136% spread)
8.505% N/A (b) 1,951,604
8,120 (d) Goldman Sachs Group Inc/The 5.300% N/A (b) 8,052,930
7,600 Goldman Sachs Group Inc/The 4.950% N/A (b) 7,417,681
20,500 Goldman Sachs Group Inc/The 3.650% N/A (b) 18,446,374
27,937 Goldman Sachs Group Inc/The 5.500% N/A (b) 27,653,294
32,355 Goldman Sachs Group Inc/The 7.500% N/A (b) 33,984,692
16,795 State Street Corp 6.700% N/A (b) 16,752,989
27,956 (d) Voya Financial Inc 7.748% N/A (b) 28,855,484
Total Financial Services 368,592,126
Food, Beverage & Tobacco - 2.3% (1.4% of Total Investments)
10,855 Dairy Farmers of America Inc, 144A 7.125% N/A (b) 10,095,150
30,110 (d) Land O' Lakes Inc, 144A 8.000% N/A (b) 26,496,800
16,840 Land O' Lakes Inc, 144A 7.250% N/A (b) 13,219,400
9,260 Land O' Lakes Inc, 144A 7.000% N/A (b) 6,991,300
Total Food, Beverage & Tobacco 56,802,650
Insurance - 13.3% (8.4% of Total Investments)
3,598 ACE Capital Trust II 9.700% 4/01/30 4,220,997
1,895 (d) Aegon NV 5.500% 4/11/48 1,830,702
9,010 (e) American International Group Inc 5.750% 4/01/48 8,939,346
2,299 (e) Aon Corp 8.205% 1/01/27 2,487,206
17,894 (e) Assurant Inc 7.000% 3/27/48 18,228,027
14,909 (e) Assured Guaranty Municipal Holdings Inc, 144A 6.400% 12/15/66 13,541,249
3,725 (e) AXIS Specialty Finance LLC 4.900% 1/15/40 3,198,970
14,208 Enstar Finance LLC 5.500% 1/15/42 12,545,437
5,695 Enstar Finance LLC 5.750% 9/01/40 5,461,326
30,860 (e) Liberty Mutual Group Inc, 144A 7.800% 3/15/37 31,306,452
21,555 (e) Markel Group Inc 6.000% N/A (b) 21,309,480
3,000 MetLife Inc 10.750% 8/01/39 4,065,648
43,519 (e) MetLife Inc, 144A 9.250% 4/08/38 50,078,358
15,160 (d) MetLife Inc 3.850% N/A (b) 14,501,721
20,900 (e) MetLife Inc, 144A 7.875% 12/15/37 22,572,961
2,215 MetLife Inc 5.875% N/A (b) 2,191,684
36,819 (e) Nationwide Financial Services Inc 6.750% 5/15/37 36,018,271
8,185 (e) PartnerRe Finance B LLC 4.500% 10/01/50 7,305,113
8,238 (e) Provident Financing Trust I 7.405% 3/15/38 9,193,948
7,370 Prudential Financial Inc 3.700% 10/01/50 6,479,218
3,000 Prudential Financial Inc 6.000% 9/01/52 2,987,761
2,890 Prudential Financial Inc 5.125% 3/01/52 2,698,513
3,900 QBE Insurance Group Ltd, 144A 5.875% N/A (b) 3,839,653

Principal
Amount (000)
/Shares Description (a) Coupon Maturity Value
Insurance (continued)
$ 34,725 QBE Insurance Group Ltd, Reg S 6.750% 12/02/44 $ 34,661,314
10,440 SBL Holdings Inc, 144A 6.500% N/A (b) 6,604,119
11,975 (e) SBL Holdings Inc, 144A 7.000% N/A (b) 8,082,888
Total Insurance 334,350,362
Media & Entertainment - 0.1% (0.1% of Total Investments)
4,065 Paramount Global 6.375% 3/30/62 3,630,309
Total Media & Entertainment 3,630,309
Technology Hardware & Equipment - 0.1% (0.0% of Total Investments)
2,315 Vodafone Group PLC 4.125% 6/04/81 2,008,145
Total Technology Hardware & Equipment 2,008,145
Telecommunication Services - 1.0% (0.6% of Total Investments)
24,020 (e) Vodafone Group PLC 7.000% 4/04/79 24,822,580
Total Telecommunication Services 24,822,580
Utilities - 6.3% (4.1% of Total Investments)
5,020 AES Andes SA, 144A 6.350% 10/07/79 4,746,009
2,555 AES Andes SA, 144A 7.125% 3/26/79 2,450,756
10,915 American Electric Power Co Inc 3.875% 2/15/62 9,597,063
16,200 (e) CMS Energy Corp 3.750% 12/01/50 13,084,542
1,285 (d) CMS Energy Corp 4.750% 6/01/50 1,163,365
32,149 (d) Duke Energy Corp 4.875% N/A (b) 31,787,899
2,000 Duke Energy Corp 3.250% 1/15/82 1,633,070
4,680 Edison International 5.000% N/A (b) 4,447,147
1,155 Edison International 5.375% N/A (b) 1,111,265
38,805 (e) Emera Inc 6.750% 6/15/76 38,024,969
13,190 Sempra 4.875% N/A (b) 12,928,508
8,976 Sempra 4.125% 4/01/52 7,902,470
6,440 Southern Co/The 4.000% 1/15/51 6,189,109
12,725 (d) Vistra Corp, 144A 8.000% N/A (b) 12,688,691
7,365 Vistra Corp, 144A 8.875% N/A (b) 7,585,950
1,745 Vistra Corp, 144A 7.000% N/A (b) 1,692,650
Total Utilities 157,033,463
Total $1,000 Par (or similar) Institutional Preferred
(cost $2,121,124,565) 2,082,675,430
Principal
Amount (000) Description (a) ,(f) Coupon Maturity Value
X –
CONTINGENT CAPITAL SECURITIES - 48 .1% ( 30 .4 % of Total Investments) X 1,210,166,337
Banks - 40.0% (25.3% of Total Investments)
$ 4,825 Australia & New Zealand Banking Group Ltd/United
Kingdom, 144A
6.750% N/A (b) $ 4,861,573
17,520 (e) Banco Bilbao Vizcaya Argentaria SA 6.125% N/A (b) 15,904,363
18,695 (d) Banco Bilbao Vizcaya Argentaria SA 9.375% N/A (b) 19,822,664
30,215 (d) Banco Bilbao Vizcaya Argentaria SA 6.500% N/A (b) 29,534,322
5,440 (e) Banco Mercantil del Norte SA/Grand Cayman, 144A 7.500% N/A (b) 5,185,079
3,120 (e) Banco Mercantil del Norte SA/Grand Cayman, 144A 7.625% N/A (b) 3,045,900
13,400 Banco Santander SA 9.625% N/A (b) 14,371,500
21,705 Banco Santander SA 4.750% N/A (b) 18,674,055
13,450 Barclays PLC 9.625% N/A (b) 13,852,733
36,930 (d) Barclays PLC 8.000% N/A (b) 36,769,089
30,085 Barclays PLC 8.000% N/A (b) 29,101,560
25,070 Barclays PLC 6.125% N/A (b) 23,761,093
17,370 BNP Paribas SA, 144A 7.750% N/A (b) 17,544,447
10,000 BNP Paribas SA, Reg S 7.375% N/A (b) 10,006,080

Nuveen Preferred & Income Opportunities Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

JPC
Principal
Amount (000) Description (a),(f) Coupon Maturity Value
Banks (continued)
$ 26,000 BNP Paribas SA, 144A 4.625% N/A (b) $ 23,117,861
25,855 (d) BNP Paribas SA, 144A 8.500% N/A (b) 26,771,767
9,230 BNP Paribas SA, 144A 6.625% N/A (b) 9,216,190
7,595 BNP Paribas SA, 144A 7.000% N/A (b) 7,392,749
43,635 BNP Paribas SA, 144A 7.375% N/A (b) 43,661,530
12,650 (e) BNP Paribas SA, 144A 9.250% N/A (b) 13,473,325
4,466 (e) Credit Agricole SA, Reg S 8.125% N/A (b) 4,577,650
3,925 Credit Agricole SA, 144A 4.750% N/A (b) 3,354,953
45,870 (e) Credit Agricole SA, 144A 8.125% N/A (b) 47,016,750
30,405 (d) HSBC Holdings PLC 8.000% N/A (b) 31,645,250
36,120 (e) HSBC Holdings PLC 6.000% N/A (b) 34,127,303
3,000 HSBC Holdings PLC 4.600% N/A (b) 2,487,882
37,564 (d) HSBC Holdings PLC 6.375% N/A (b) 37,227,303
9,720 ING Groep NV, Reg S 7.500% N/A (b) 9,624,822
30,760 (d) ING Groep NV 5.750% N/A (b) 28,924,387
36,830 (d) ING Groep NV 6.500% N/A (b) 36,007,490
11,650 ING Groep NV, Reg S 6.750% N/A (b) 11,620,875
27,010 (d) Intesa Sanpaolo SpA, 144A 7.700% N/A (b) 26,582,280
21,165 Lloyds Banking Group PLC 7.500% N/A (b) 20,657,019
55,878 (e) Lloyds Banking Group PLC 7.500% N/A (b) 55,340,103
13,875 Lloyds Banking Group PLC 8.000% N/A (b) 13,603,157
4,500 Lloyds Banking Group PLC 6.750% N/A (b) 4,382,045
9,005 (e) Macquarie Bank Ltd/London, 144A 6.125% N/A (b) 8,570,755
23,805 (e) NatWest Group PLC 8.000% N/A (b) 23,894,983
43,938 (d) NatWest Group PLC 6.000% N/A (b) 42,803,745
17,060 Nordea Bank Abp, 144A 6.625% N/A (b) 16,863,810
35,090 (e) Nordea Bank Abp, 144A 6.125% N/A (b) 34,907,841
2,820 Societe Generale SA, 144A 4.750% N/A (b) 2,490,587
4,550 Societe Generale SA, 144A 5.375% N/A (b) 3,717,540
59,768 (e) Societe Generale SA, 144A 8.000% N/A (b) 59,979,041
14,545 Societe Generale SA, 144A 9.375% N/A (b) 15,093,783
26,365 Societe Generale SA, 144A 10.000% N/A (b) 28,128,739
2,066 Societe Generale SA, 144A 6.750% N/A (b) 1,845,393
3,046 Standard Chartered PLC, 144A 6.000% N/A (b) 3,009,647
7,585 Standard Chartered PLC, 144A 7.750% N/A (b) 7,711,328
23,550 UniCredit SpA, Reg S 8.000% N/A (b) 23,491,125
Total Banks 1,005,755,466
Financial Services - 8.1% (5.1% of Total Investments)
35,075 Deutsche Bank AG 6.000% N/A (b) 31,757,957
21,600 Deutsche Bank AG 7.500% N/A (b) 20,845,432
5,600 Deutsche Bank AG, Reg S 4.789% N/A (b) 4,981,379
51,160 UBS Group AG, Reg S 6.875% N/A (b) 50,516,203
23,385 UBS Group AG, 144A 9.250% N/A (b) 25,014,677
20,465 UBS Group AG, 144A 9.250% N/A (b) 22,294,796
18,000 (e) UBS Group AG, 144A 4.875% N/A (b) 16,242,244
13,675 UBS Group AG, Reg S 7.000% N/A (b) 13,623,719
10,800 UBS Group AG, Reg S 5.125% N/A (b) 10,192,500
10,000 (e) UBS Group AG, Reg S 3.875% N/A (b) 8,941,964
Total Financial Services 204,410,871
Total Contingent Capital Securities
(cost $1,208,430,384) 1,210,166,337

Shares Description (a) Coupon Value
X –
$25 PAR (OR SIMILAR) RETAIL PREFERRED - 19 .9% ( 12 .6 % of Total Investments) X 500,747,217
Banks - 4.9% (3.1% of Total Investments)
107,564 CoBank ACB 6.200% $ 10,553,104
174,700 (e) Farm Credit Bank of Texas, 144A 9.656% 17,644,700
304,913 Fifth Third Bancorp 9.302% 7,814,920
50,000 Fifth Third Bancorp 4.950% 1,137,500
11,474 JPMorgan Chase & Co 5.750% 285,014
825,668 KeyCorp 6.125% 19,758,235
659,461 KeyCorp 6.200% 14,738,954
369,170 New York Community Bancorp Inc 6.375% 7,479,384
490,729 Regions Financial Corp 6.375% 11,959,066
517,064 Regions Financial Corp 5.700% 11,582,234
16,839 Regions Financial Corp 4.450% 304,281
442,673 Synovus Financial Corp 5.875% 10,509,057
72,519 Truist Financial Corp 4.750% 1,560,609
149,400 Western Alliance Bancorp 4.250% 2,571,174
176,055 Wintrust Financial Corp 6.875% 4,325,671
Total Banks 122,223,903
Capital Goods - 0.4% (0.3% of Total Investments)
219,386 Air Lease Corp 6.150% 5,467,099
184,000 WESCO International Inc 10.625% 4,933,040
Total Capital Goods 10,400,139
Energy - 1.2% (0.8% of Total Investments)
65,300 Energy Transfer LP 7.600% 1,633,806
501,566 NuStar Energy LP 11.282% 12,890,246
311,800 NuStar Energy LP 12.405% 8,050,676
316,377 NuStar Logistics LP 12.310% 8,181,510
Total Energy 30,756,238
Equity Real Estate Investment Trusts (REITs) - 1.2% (0.7% of Total Investments)
85,281 Prologis Inc 8.540% 4,673,569
304,180 Public Storage 4.000% 5,797,671
203,213 Public Storage 5.600% 5,139,257
196,121 Public Storage 4.625% 4,332,313
164,995 Public Storage 4.750% 3,657,939
137,960 (d) Public Storage 4.000% 2,607,444
112,196 Public Storage 4.125% 2,186,700
49,813 Public Storage 4.100% 971,851
29,932 Public Storage 3.875% 536,681
18,628 Public Storage 3.950% 338,471
14,377 Public Storage 4.700% 314,137
7,735 Public Storage 3.900% 139,926
3,000 Public Storage 5.150% 74,070
Total Equity Real Estate Investment Trusts (REITs) 30,770,029
Financial Services - 4.1% (2.5% of Total Investments)
146,670 (d) Capital One Financial Corp 5.000% 2,980,335
131,816 Capital One Financial Corp 4.800% 2,555,912
35,878 Capital One Financial Corp 4.250% 633,964
381,058 Equitable Holdings Inc 5.250% 8,489,972
145,721 Equitable Holdings Inc 4.300% 2,471,428
68,813 Federal Agricultural Mortgage Corp 6.000% 1,720,325
842,201 Morgan Stanley 5.850% 20,802,365
746,004 Morgan Stanley 6.875% 18,888,821
724,723 Morgan Stanley 7.125% 18,400,717
116,785 Morgan Stanley 6.375% 2,930,136
79,400 Morgan Stanley 6.500% 2,116,804
79,774 Northern Trust Corp 4.700% 1,767,792
66,696 State Street Corp 5.900% 1,679,405

Nuveen Preferred & Income Opportunities Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

JPC
Shares   Description (a) Coupon Value
Financial Services (continued)
24,793 State Street Corp 5.350% $ 600,238
144,314 Synchrony Financial 5.625% 2,786,703
494,554 Voya Financial Inc 5.350% 11,829,732
Total Financial Services 100,654,649
Food, Beverage & Tobacco - 1.7% (1.1% of Total Investments)
711,041 CHS Inc 6.750% 17,704,921
577,198 CHS Inc 7.100% 14,747,409
167,770 CHS Inc 7.875% 4,382,152
56,400 (e) Dairy Farmers of America Inc, 144A 7.875% 5,442,600
Total Food, Beverage & Tobacco 42,277,082
Insurance - 4.8% (3.0% of Total Investments)
753,900 (e) American Equity Investment Life Holding Co 5.950% 17,437,707
334,249 American Equity Investment Life Holding Co 6.625% 8,419,733
21,825 American International Group Inc 5.850% 536,240
462,365 (e) Aspen Insurance Holdings Ltd 9.652% 11,896,652
124,080 (d) Aspen Insurance Holdings Ltd 5.625% 2,688,814
96,786 Assurant Inc 5.250% 1,998,631
876,205 Athene Holding Ltd 6.350% 20,836,155
621,947 Athene Holding Ltd 6.375% 15,511,358
206,658 Athene Holding Ltd 7.750% 5,383,441
80,000 Axis Capital Holdings Ltd 5.500% 1,786,400
63,400 Delphi Financial Group Inc 8.831% 1,526,672
342,645 Enstar Group Ltd 7.000% 8,716,889
219,645 Maiden Holdings North America Ltd 7.750% 3,940,431
152,845 Prudential Financial Inc 5.950% 3,998,425
2,847 Prudential Financial Inc 4.125% 58,762
207,319 Reinsurance Group of America Inc 7.125% 5,444,197
300,532 Reinsurance Group of America Inc 5.750% 7,672,582
88,536 Selective Insurance Group Inc 4.600% 1,601,616
41,233 W R Berkley Corp 4.250% 887,334
17,555 W R Berkley Corp 5.700% 437,997
20,000 W R Berkley Corp 4.125% 387,400
8,091 (d) W R Berkley Corp 5.100% 188,520
Total Insurance 121,355,956
Telecommunication Services - 0.6% (0.4% of Total Investments)
686,314 (e) AT&T Inc 4.750% 14,467,499
20,680 AT&T Inc 5.000% 459,096
5,341 AT&T Inc 5.625% 133,525
Total Telecommunication Services 15,060,120
Utilities - 1.0% (0.7% of Total Investments)
69,380 CMS Energy Corp 5.875% 1,712,992
17,738 CMS Energy Corp 5.875% 439,193
8,518 CMS Energy Corp 4.200% 176,834
2,126 CMS Energy Corp 5.625% 52,533
281,710 DTE Energy Co 5.250% 6,665,259
101,578 DTE Energy Co 4.375% 2,178,848
74,168 (d) DTE Energy Co 4.375% 1,536,761
204,489 NextEra Energy Capital Holdings Inc 5.650% 5,179,706
55,656 NiSource Inc 6.500% 1,405,314
196,322 Southern Co/The 4.950% 4,613,567
86,891 Southern Co/The 5.250% 2,107,976
56,928 Southern Co/The 4.200% 1,180,118
Total Utilities 27,249,101
Total $25 Par (or similar) Retail Preferred
(cost $520,714,275) 500,747,217

Principal
Amount (000) Description (a) Coupon Maturity Value
X –
CORPORATE BONDS - 6 .4% ( 4 .1 % of Total Investments) X 161,289,168
Banks - 1.0% (0.6% of Total Investments)
$ 24,100 Standard Chartered PLC, 144A 7.014% 1/25/70 $ 24,652,092
Total Banks 24,652,092
Energy - 0.3% (0.2% of Total Investments)
5,900 BP Capital Markets PLC 4.375% 9/22/72 5,774,581
1,900 Enbridge Inc 8.250% 1/15/84 1,966,669
Total Energy 7,741,250
Equity Real Estate Investment Trusts (REITs) - 0.7% (0.4% of Total Investments)
10,229 Credit Suisse Group AG 7.250% 3/12/72 1,125,190
9,090 Credit Suisse Group AG 6.380% 2/21/72 999,900
16,100 (e) Scentre Group Trust 2, 144A 5.125% 9/24/80 14,739,040
Total Equity Real Estate Investment Trusts (REITs) 16,864,130
Financial Services - 0.8% (0.5% of Total Investments)
18,750 Credit Suisse Group AG 0.000% 1/17/72 2,062,500
2,000 Credit Suisse Group AG 7.500% 6/11/72 220,000
7,500 Depository Trust & Clearing Corp/The, 144A 3.375% 12/20/72 6,363,023
12,800 Scentre Group Trust 2, 144A 4.750% 9/24/80 12,176,772
Total Financial Services 20,822,295
Insurance - 3.6% (2.3% of Total Investments)
12,400 (e) Allianz SE, Reg S 3.500% 4/30/72 11,225,727
10,500 Allianz SE, 144A 3.500% 4/30/72 9,505,656
6,210 Argentum Netherlands BV for Swiss Re Ltd, Reg S 5.750% 8/15/50 6,147,900
2,100 Argentum Netherlands BV for Swiss Re Ltd, Reg S 5.625% 8/15/52 2,058,689
1,550 Cloverie PLC for Zurich Insurance Co Ltd, Reg S 5.625% 6/24/46 1,543,909
8,455 Credit Suisse Group AG 7.500% 1/17/72 930,050
2,670 Fidelis Insurance Holdings Ltd, 144A 6.625% 4/01/41 2,616,600
7,900 Legal & General Group PLC, Reg S 5.250% 3/21/47 7,660,156
6,150 (e) Liberty Mutual Insurance Co, 144A 7.697% 10/15/97 6,780,653
2,000 Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen, Reg S
5.875% 5/23/42 2,023,500
5,000 QBE Insurance Group Ltd, Reg S 5.875% 6/17/46 4,913,421
8,700 Willow No 2 Ireland PLC for Zurich Insurance Co Ltd, Reg S 4.250% 10/01/45 8,402,025
23,794 Zurich Finance Ireland Designated Activity Co, Reg S 3.000% 4/19/51 19,351,565
8,000 Zurich Finance Ireland Designated Activity Co, Reg S 3.500% 5/02/52 6,564,000
Total Insurance 89,723,851
Software & Services - 0.0% (0.1% of Total Investments)
13,505 Credit Suisse Group AG 7.500% 6/11/72 1,485,550
Total Software & Services 1,485,550
Total Corporate Bonds
(cost $224,444,254) 161,289,168
Shares Description (a) Coupon Value
X –
CONVERTIBLE PREFERRED SECURITIES - 0 .9% ( 0 .5 % of Total Investments) X 21,581,494
Banks - 0.9% (0.5% of Total Investments)
5,849 Bank of America Corp 7.250% $ 7,123,204
11,949 Wells Fargo & Co 7.500% 14,458,290
Total Banks 21,581,494
Total Convertible Preferred Securities
(cost $24,885,225) 21,581,494

Nuveen Preferred & Income Opportunities Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

JPC
A
Investments in Derivatives
Shares Description (a) Value
X –
COMMON STOCKS - 0 .0% ( 0 .0 % of Total Investments) X 5,647
Materials - 0.0% (0.0% of Total Investments)
60 LyondellBasell Industries NV, Class A $ 5,647
Total Materials 5,647
Total Common Stocks
(cost $–) 5,647
Total Long-Term Investments
(cost $4,099,598,703) 3,976,465,293
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 0.1% (0.1% of Total Investments)
–
REPURCHASE AGREEMENTS - 0 .1% ( 0 .1 % of Total Investments) X 2,520,000
$ 2,520 (g) Fixed Income Clearing Corp (FICC) 5.290% 2/01/24 $ 2,520,000
Total Repurchase Agreements
(cost $2,520,000) 2,520,000
Total Short-Term Investments
(cost $2,520,000) 2,520,000
Total Investments (cost $ 4,102,118,703 ) - 158 .2% 3,978,985,293
Borrowings - (27.6)% (h),(i) (695,000,000)
Reverse Repurchase Agreements, including accrued interest - (16.6)%(j) (416,718,618)
TFP Shares, Net - (16.6)%(k) (418,368,245)
Other Assets & Liabilities, Net -   2.6% 66,306,155
Net Assets Applicable to Common Shares - 100% $ 2,515,204,585
Interest Rate Swaps - OTC Uncleared
Counterparty
Notional
Amount
Fund
Pay/Receive
Floating Rate
Floating Rate
Index
Fixed Rate
(Annualized)
Fixed Rate
Payment
Frequency
Effective
Date (l)
Optional
Termination
Date
Maturity
Date Value
Unrealized
Appreciation
(Depreciation)
Morgan Stanley
Capital Services, LLC $ 798,500,000 Receive
1-Month
LIBOR 1.994% Monthly 6/01/18 7/01/25 7/01/27 $ 27,906,620 $ 27,906,620
Morgan Stanley
Capital Services, LLC 138,000,000 Receive
1-Month
LIBOR 2.364% Monthly 7/01/19 7/01/26 7/01/28 5,058,013 5,058,013
Total $ 32,964,633
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note 444 3/24 $ 48,476,481 $ 49,873,688 $ 1,397,207
U.S. Treasury Ultra Bond 154 3/24 18,741,952 19,899,687 1,157,735
Total $67,218,433 $69,773,375 $2,554,942
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Perpetual security. Maturity date is not applicable.
(c) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(d) Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was
$637,645,896.
(e) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $462,469,073 have been pledged as collateral for reverse repurchase agreements.
(f) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.

(g) Agreement with Fixed Income Clearing Corporation, 5.290% dated 1/31/24 to be repurchased at $2,520,000 on 2/1/24, collateralized by
Government Agency Securities, with coupon rate 3.875% and maturity date 5/15/43, valued at $2,570,439.
(h) Borrowings as a percentage of Total Investments is 17.5%.
(i) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $1,861,432,429 have been pledged as collateral for borrowings.
(j) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 10.5%.
(k) TFP Shares, Net as a percentage of Total Investments is 10.5%.
(l) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR London Inter-Bank Offered Rate
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
REIT Real Estate Investment Trust
TSFR
3M CME Term SOFR 3 Month
See Notes to Financial Statements

Nuveen Preferred and Income Term Fund
Portfolio of Investments January 31, 2024
(Unaudited)
JPI
Principal
Amount (000)
/Shares Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 154.7%  (100.0% of Total Investments)
X –
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 79 .5% ( 51 .4 % of Total
Investments) X 351,588,737
Automobiles & Components - 2.3% (1.5% of Total Investments)
$ 7,233 General Motors Financial Co Inc 5.750% N/A (b) $ 6,520,413
3,900 General Motors Financial Co Inc 5.700% N/A (b) 3,587,512
Total Automobiles & Components 10,107,925
Banks - 34.8% (22.5% of Total Investments)
5,000 Bank of America Corp 5.875% N/A (b) 4,850,000
3,150 Bank of America Corp 6.300% N/A (b) 3,151,260
1,960 Bank of America Corp 6.100% N/A (b) 1,958,789
3,290 Bank of America Corp 6.250% N/A (b) 3,277,289
3,620 (c) Bank of America Corp 6.500% N/A (b) 3,626,715
1,970 Bank of America Corp 4.375% N/A (b) 1,798,970
2,000 Bank of America Corp 6.125% N/A (b) 1,991,601
1,600 Bank of Nova Scotia/The 8.000% 1/27/84 1,625,347
4,325 (c) Citigroup Inc 6.300% N/A (b) 4,296,804
2,870 (d) Citigroup Inc 6.250% N/A (b) 2,854,573
1,315 (d) Citigroup Inc 7.375% N/A (b) 1,337,045
5,885 Citigroup Inc 7.625% N/A (b) 6,016,539
6,465 (c) Citigroup Inc 5.000% N/A (b) 6,373,268
7,308 (c) Citigroup Inc 5.950% N/A (b) 7,211,605
1,695 Citigroup Inc 4.150% N/A (b) 1,510,631
1,070 Citizens Financial Group Inc 4.000% N/A (b) 946,950
880 Citizens Financial Group Inc 6.375% N/A (b) 833,472
4,805 (c) CoBank ACB 6.450% N/A (b) 4,716,107
1,180 Farm Credit Bank of Texas, 144A 6.200% N/A (b) 1,079,700
2,270 Farm Credit Bank of Texas, 144A 5.700% N/A (b) 2,156,500
1,065 Fifth Third Bancorp 4.500% N/A (b) 1,006,347
275 (e) Fifth Third Bancorp (TSFR3M reference rate + 3.295%
spread)
8.625% N/A (b) 268,540
4,835 (e) First Citizens BancShares Inc/NC (TSFR3M reference rate +
4.234% spread)
9.618% N/A (b) 4,929,413
860 Goldman Sachs Group Inc/The 3.800% N/A (b) 781,812
850 Goldman Sachs Group Inc/The 4.400% N/A (b) 807,490
2,121 HSBC Capital Funding Dollar 1 LP, 144A 10.176% N/A (b) 2,683,684
5,740 Huntington Bancshares Inc/OH 5.625% N/A (b) 5,296,101
9,892 (e) JPMorgan Chase & Co (TSFR3M reference rate + 4.042%
spread)
9.348% N/A (b) 9,968,218
985 JPMorgan Chase & Co 3.650% N/A (b) 907,795
5,800 (d) JPMorgan Chase & Co 5.000% N/A (b) 5,746,150
1,715 JPMorgan Chase & Co 6.100% N/A (b) 1,717,039
1,390 KeyCorp 5.000% N/A (b) 1,243,164
2,785 M&T Bank Corp 5.125% N/A (b) 2,540,117
1,340 M&T Bank Corp 3.500% N/A (b) 1,072,000
1,570 M&T Bank Corp 6.450% N/A (b) 1,563,486
945 PNC Financial Services Group Inc/The 6.200% N/A (b) 925,612
1,407 PNC Financial Services Group Inc/The 5.000% N/A (b) 1,340,089
1,760 PNC Financial Services Group Inc/The 6.000% N/A (b) 1,682,331
4,315 (d) PNC Financial Services Group Inc/The 6.250% N/A (b) 4,098,781
2,130 PNC Financial Services Group Inc/The 3.400% N/A (b) 1,833,519
2,755 (e) PNC Financial Services Group Inc/The (TSFR3M reference rate + 3.302% spread)
8.679% N/A (b) 2,762,378
1,625 Regions Financial Corp 5.750% N/A (b) 1,593,573
2,490 Toronto-Dominion Bank/The 8.125% 10/31/82 2,586,186

Principal
Amount (000)
/Shares Description (a) Coupon Maturity Value
Banks (continued)
$ 1,805 (d),(e) Truist Financial Corp (TSFR3M reference rate + 3.364%
spread)
8.748% N/A (b) $ 1,817,240
9,045 (c),(d) Truist Financial Corp 4.800% N/A (b) 8,633,453
3,270 Truist Financial Corp 5.100% N/A (b) 3,016,268
1,230 (d) Wells Fargo & Co 7.950% 11/15/29 1,383,102
5,150 (c) Wells Fargo & Co 3.900% N/A (b) 4,825,530
5,638 (c) Wells Fargo & Co 5.875% N/A (b) 5,602,735
5,605 Wells Fargo & Co 7.625% N/A (b) 5,871,394
3,256 Wells Fargo & Co 5.900% N/A (b) 3,250,990
465 (d),(e) Zions Bancorp NA (3-Month LIBOR reference rate + 4.440%
spread)
10.086% N/A (b) 456,544
Total Banks 153,824,246
Capital Goods - 4.1% (2.6% of Total Investments)
7,045 (d) AerCap Global Aviation Trust, 144A 6.500% 6/15/45 7,000,914
1,915 AerCap Holdings NV 5.875% 10/10/79 1,902,039
2,045 Air Lease Corp 4.650% N/A (b) 1,890,573
7,362 (d) ILFC E-Capital Trust I, 144A 7.436% 12/21/65 5,829,840
1,855 (d) ILFC E-Capital Trust I, 144A 7.186% 12/21/65 1,432,487
Total Capital Goods 18,055,853
Energy - 3.5% (2.3% of Total Investments)
3,520 (d) Enbridge Inc 5.750% 7/15/80 3,292,440
2,440 Enbridge Inc 8.500% 1/15/84 2,608,592
1,905 Enbridge Inc 7.625% 1/15/83 1,925,231
1,245 Enbridge Inc 5.500% 7/15/77 1,159,479
690 Enbridge Inc 6.000% 1/15/77 664,063
1,590 (d) Energy Transfer LP 6.500% N/A (b) 1,536,383
845 Energy Transfer LP 8.000% 5/15/54 874,423
345 (d) Energy Transfer LP 7.125% N/A (b) 333,494
1,650 (d) Transcanada Trust 5.600% 3/07/82 1,448,535
1,225 (d) Transcanada Trust 5.500% 9/15/79 1,091,099
655 Transcanada Trust 5.875% 8/15/76 629,237
Total Energy 15,562,976
Financial Services - 11.4% (7.4% of Total Investments)
1,980 Ally Financial Inc 4.700% N/A (b) 1,604,715
2,570 Ally Financial Inc 4.700% N/A (b) 1,953,200
2,010 (d) American AgCredit Corp, 144A 5.250% N/A (b) 1,879,350
2,350 American Express Co 3.550% N/A (b) 2,095,016
1,145 Bank of New York Mellon Corp/The 4.700% N/A (b) 1,125,219
2,425 Capital Farm Credit ACA, 144A 5.000% N/A (b) 2,291,625
2,205 (c) Capital One Financial Corp 3.950% N/A (b) 1,909,971
1,685 Charles Schwab Corp/The 4.000% N/A (b) 1,531,280
450 Charles Schwab Corp/The 5.000% N/A (b) 418,256
2,665 Charles Schwab Corp/The 5.375% N/A (b) 2,627,324
1,050 Compeer Financial ACA, 144A 4.875% N/A (b) 997,500
800 Discover Financial Services 5.500% N/A (b) 658,118
1,820 Discover Financial Services 6.125% N/A (b) 1,789,117
3,430 Equitable Holdings Inc 4.950% N/A (b) 3,341,784
3,195 Goldman Sachs Group Inc/The 7.500% N/A (b) 3,355,929
4,127 (d) Goldman Sachs Group Inc/The 5.300% N/A (b) 4,092,912
950 (e) Goldman Sachs Group Inc/The (TSFR3M reference rate +
3.136% spread)
8.505% N/A (b) 948,349
950 Goldman Sachs Group Inc/The 4.125% N/A (b) 864,300
7,755 (d) Goldman Sachs Group Inc/The 5.500% N/A (b) 7,676,246
5,850 State Street Corp 6.700% N/A (b) 5,835,367
3,171 (c),(d) Voya Financial Inc 7.748% N/A (b) 3,273,027
Total Financial Services 50,268,605

Nuveen Preferred and Income Term Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

JPI
Principal
Amount (000)
/Shares Description (a) Coupon Maturity Value
Food, Beverage & Tobacco - 4.0% (2.6% of Total Investments)
$ 2,250 Dairy Farmers of America Inc, 144A 7.125% N/A (b) $ 2,092,500
6,023 Land O' Lakes Inc, 144A 7.000% N/A (b) 4,547,365
12,550 (c) Land O' Lakes Inc, 144A 8.000% N/A (b) 11,044,000
Total Food, Beverage & Tobacco 17,683,865
Insurance - 12.7% (8.2% of Total Investments)
1,505 Aegon NV 5.500% 4/11/48 1,453,935
1,447 (d) American International Group Inc 5.750% 4/01/48 1,435,653
8,580 (d) Assurant Inc 7.000% 3/27/48 8,740,163
10,595 (d) Assured Guaranty Municipal Holdings Inc, 144A 6.400% 12/15/66 9,623,015
2,320 (d) AXIS Specialty Finance LLC 4.900% 1/15/40 1,992,379
1,540 Enstar Finance LLC 5.750% 9/01/40 1,476,812
1,505 (d) Enstar Finance LLC 5.500% 1/15/42 1,328,891
4,755 (c) Markel Group Inc 6.000% N/A (b) 4,700,839
3,440 (d) MetLife Inc, 144A 9.250% 4/08/38 3,958,490
1,525 MetLife Inc 3.850% N/A (b) 1,458,781
1,095 (d) MetLife Inc 5.875% N/A (b) 1,083,474
2,335 (d) PartnerRe Finance B LLC 4.500% 10/01/50 2,083,987
2,544 Provident Financing Trust I 7.405% 3/15/38 2,839,209
700 Prudential Financial Inc 3.700% 10/01/50 615,394
1,405 (d) Prudential Financial Inc 5.125% 3/01/52 1,311,907
2,770 (d) QBE Insurance Group Ltd, 144A 5.875% N/A (b) 2,727,138
4,565 QBE Insurance Group Ltd, Reg S 6.750% 12/02/44 4,556,628
6,695 (d) SBL Holdings Inc, 144A 7.000% N/A (b) 4,518,992
600 SBL Holdings Inc, 144A 6.500% N/A (b) 379,547
Total Insurance 56,285,234
Media & Entertainment - 0.3% (0.2% of Total Investments)
1,660 Paramount Global 6.375% 3/30/62 1,482,488
Total Media & Entertainment 1,482,488
Technology Hardware & Equipment - 0.3% (0.2% of Total Investments)
1,290 Vodafone Group PLC 4.125% 6/04/81 1,119,010
Total Technology Hardware & Equipment 1,119,010
Telecommunication Services - 0.7% (0.5% of Total Investments)
3,180 (d) Vodafone Group PLC 7.000% 4/04/79 3,286,253
Total Telecommunication Services 3,286,253
Utilities - 5.4% (3.4% of Total Investments)
2,550 (d) AES Andes SA, 144A 6.350% 10/07/79 2,410,821
1,240 (d) AES Andes SA, 144A 7.125% 3/26/79 1,189,408
1,920 (d) American Electric Power Co Inc 3.875% 2/15/62 1,688,168
570 (d) CMS Energy Corp 4.750% 6/01/50 516,045
2,110 Edison International 5.000% N/A (b) 2,005,017
930 Edison International 5.375% N/A (b) 894,785
6,100 (d) Emera Inc 6.750% 6/15/76 5,977,382
2,365 Sempra 4.875% N/A (b) 2,318,114
1,785 (d) Sempra 4.125% 4/01/52 1,571,514
1,935 Southern Co/The 4.000% 1/15/51 1,859,616
1,250 Vistra Corp, 144A 8.875% N/A (b) 1,287,500
1,135 Vistra Corp, 144A 8.000% N/A (b) 1,131,762
1,095 Vistra Corp, 144A 7.000% N/A (b) 1,062,150
Total Utilities 23,912,282
Total $1,000 Par (or similar) Institutional Preferred
(cost $361,666,913) 351,588,737

Principal
Amount (000) Description (a) ,(f) Coupon Maturity Value
X –
CONTINGENT CAPITAL SECURITIES - 48 .6% ( 31 .4 % of Total Investments) X 214,922,771
Banks - 41.1% (26.7% of Total Investments)
$ 1,470 Australia & New Zealand Banking Group Ltd/United
Kingdom, 144A
6.750% N/A (b) $ 1,481,143
3,010 Banco Bilbao Vizcaya Argentaria SA 6.125% N/A (b) 2,732,428
1,510 Banco Bilbao Vizcaya Argentaria SA 9.375% N/A (b) 1,601,082
6,020 (c) Banco Bilbao Vizcaya Argentaria SA 6.500% N/A (b) 5,884,383
1,300 (d) Banco Mercantil del Norte SA/Grand Cayman, 144A 7.500% N/A (b) 1,239,081
2,930 (d) Banco Mercantil del Norte SA/Grand Cayman, 144A 7.625% N/A (b) 2,860,412
6,260 Banco Santander SA 4.750% N/A (b) 5,385,837
2,000 Banco Santander SA 9.625% N/A (b) 2,145,000
5,170 (d) Barclays PLC 8.000% N/A (b) 5,147,473
3,220 Barclays PLC 9.625% N/A (b) 3,316,416
4,450 (c) Barclays PLC 6.125% N/A (b) 4,217,665
4,840 (d) Barclays PLC 8.000% N/A (b) 4,681,787
2,810 BNP Paribas SA, 144A 7.000% N/A (b) 2,735,171
2,745 BNP Paribas SA, 144A 7.375% N/A (b) 2,746,669
2,475 BNP Paribas SA, 144A 6.625% N/A (b) 2,471,297
1,360 BNP Paribas SA, 144A 9.250% N/A (b) 1,448,516
7,385 (c) BNP Paribas SA, 144A 7.750% N/A (b) 7,459,168
4,895 BNP Paribas SA, 144A 8.500% N/A (b) 5,068,567
6,644 (c) Credit Agricole SA, 144A 8.125% N/A (b) 6,810,100
1,050 (d) Credit Agricole SA, 144A 4.750% N/A (b) 897,503
11,566 (c) HSBC Holdings PLC 6.375% N/A (b) 11,462,330
7,165 (c) HSBC Holdings PLC 6.000% N/A (b) 6,769,716
7,365 (c),(d) HSBC Holdings PLC 8.000% N/A (b) 7,665,426
5,535 (c) ING Groep NV 5.750% N/A (b) 5,204,697
4,270 (c) ING Groep NV 6.500% N/A (b) 4,174,640
5,700 ING Groep NV, Reg S 6.750% N/A (b) 5,685,750
1,160 ING Groep NV, Reg S 7.500% N/A (b) 1,148,641
7,529 (d) Intesa Sanpaolo SpA, 144A 7.700% N/A (b) 7,409,774
5,715 (c) Lloyds Banking Group PLC 7.500% N/A (b) 5,659,986
6,835 Lloyds Banking Group PLC 7.500% N/A (b) 6,670,953
2,735 (d) Lloyds Banking Group PLC 8.000% N/A (b) 2,681,415
3,050 Macquarie Bank Ltd/London, 144A 6.125% N/A (b) 2,902,921
5,195 (c) NatWest Group PLC 8.000% N/A (b) 5,214,637
5,020 (c) NatWest Group PLC 6.000% N/A (b) 4,890,409
2,810 Nordea Bank Abp, 144A 6.625% N/A (b) 2,777,685
1,113 (d) Societe Generale SA, 144A 6.750% N/A (b) 994,154
1,580 (d) Societe Generale SA, 144A 4.750% N/A (b) 1,395,435
6,480 Societe Generale SA, 144A 9.375% N/A (b) 6,724,490
1,820 Societe Generale SA, 144A 8.000% N/A (b) 1,826,426
6,985 Societe Generale SA, 144A 10.000% N/A (b) 7,452,276
5,740 Standard Chartered PLC, 144A 7.750% N/A (b) 5,835,600
140 Standard Chartered PLC, 144A 6.000% N/A (b) 138,329
6,990 UniCredit SpA, Reg S 8.000% N/A (b) 6,972,525
Total Banks 181,987,913
Financial Services - 7.5% (4.7% of Total Investments)
9,885 (c) Deutsche Bank AG 6.000% N/A (b) 8,950,176
1,400 Deutsche Bank AG 7.500% N/A (b) 1,351,093
200 Deutsche Bank AG, Reg S 4.789% N/A (b) 177,906
7,442 UBS Group AG, Reg S 7.000% N/A (b) 7,414,092
7,115 UBS Group AG, Reg S 6.875% N/A (b) 7,025,465
3,965 UBS Group AG, 144A 9.250% N/A (b) 4,241,317
3,465 UBS Group AG, 144A 9.250% N/A (b) 3,774,809
Total Financial Services 32,934,858
Total Contingent Capital Securities
(cost $215,168,277) 214,922,771

Nuveen Preferred and Income Term Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

JPI
Shares Description (a) Coupon Value
X –
$25 PAR (OR SIMILAR) RETAIL PREFERRED - 25 .8% ( 16 .7 % of Total Investments) X 113,895,903
Banks - 7.3% (4.7% of Total Investments)
27,128 CoBank ACB 6.200% $ 2,661,528
87,000 (d) Farm Credit Bank of Texas, 144A 9.656% 8,787,000
98,863 (d) Fifth Third Bancorp 9.302% 2,533,859
232,000 (c) KeyCorp 6.200% 5,185,200
25,900 KeyCorp 6.125% 619,787
169,115 (d) New York Community Bancorp Inc 6.375% 3,426,270
120,200 Regions Financial Corp 6.375% 2,929,274
57,838 Regions Financial Corp 5.700% 1,295,571
61,453 Synovus Financial Corp 5.875% 1,458,894
28,300 Wells Fargo & Co 4.750% 588,074
43,000 (d) Western Alliance Bancorp 4.250% 740,030
86,389 Wintrust Financial Corp 6.875% 2,122,578
Total Banks 32,348,065
Capital Goods - 0.9% (0.6% of Total Investments)
114,543 (d) Air Lease Corp 6.150% 2,854,412
41,600 (d) WESCO International Inc 10.625% 1,115,296
Total Capital Goods 3,969,708
Energy - 2.2% (1.4% of Total Investments)
33,200 Energy Transfer LP 7.600% 830,664
139,235 (d) NuStar Energy LP 11.282% 3,578,340
125,403 NuStar Energy LP 12.405% 3,237,905
70,872 (d) NuStar Logistics LP 12.310% 1,832,750
Total Energy 9,479,659
Financial Services - 4.9% (3.1% of Total Investments)
105,500 (d) Equitable Holdings Inc 5.250% 2,350,540
196,300 (c) Morgan Stanley 5.850% 4,848,610
101,372 Morgan Stanley 7.125% 2,573,835
95,976 Morgan Stanley 6.875% 2,430,112
93,300 Morgan Stanley 6.375% 2,340,897
38,800 (d) Morgan Stanley 6.500% 1,034,408
66,500 Synchrony Financial 5.625% 1,284,115
190,535 (c) Voya Financial Inc 5.350% 4,557,597
Total Financial Services 21,420,114
Food, Beverage & Tobacco - 2.7% (1.8% of Total Investments)
168,229 (c) CHS Inc 7.100% 4,298,251
169,110 (c) CHS Inc 6.750% 4,210,839
61,800 CHS Inc 7.875% 1,614,216
20,500 Dairy Farmers of America Inc, 144A 7.875% 1,978,250
Total Food, Beverage & Tobacco 12,101,556
Insurance - 7.5% (4.8% of Total Investments)
241,300 (c) American Equity Investment Life Holding Co 5.950% 5,581,269
122,300 American Equity Investment Life Holding Co 6.625% 3,080,737
231,598 (c) Aspen Insurance Holdings Ltd 9.652% 5,959,016
62,000 Aspen Insurance Holdings Ltd 5.625% 1,343,540
45,000 (d) Assurant Inc 5.250% 929,250
159,300 (d) Athene Holding Ltd 6.350% 3,788,154
115,100 Athene Holding Ltd 6.375% 2,870,594
123,400 (d) Enstar Group Ltd 7.000% 3,139,296
146,800 (d) Reinsurance Group of America Inc 5.750% 3,747,804
64,300 (d) Reinsurance Group of America Inc 7.125% 1,688,518
43,200 (d) Selective Insurance Group Inc 4.600% 781,488
Total Insurance 32,909,666

Shares   Description (a) Coupon Value
Telecommunication Services - 0.2% (0.2% of Total Investments)
49,500 (d) AT&T Inc 4.750% $ 1,043,460
Total Telecommunication Services 1,043,460
Utilities - 0.1% (0.1% of Total Investments)
24,700 (d) NiSource Inc 6.500% 623,675
Total Utilities 623,675
Total $25 Par (or similar) Retail Preferred
(cost $117,588,893) 113,895,903
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
CORPORATE BONDS - 0 .8% ( 0 .5 % of Total Investments) X 3,306,380
Equity Real Estate Investment Trusts (REITs) - 0.3% (0.2% of Total Investments)
$ 9,496 Credit Suisse Group AG 7.250% 3/12/72 $ 1,044,560
1,955 Credit Suisse Group AG 6.380% 2/21/72 215,050
Total Equity Real Estate Investment Trusts (REITs) 1,259,610
Financial Services - 0.2% (0.1% of Total Investments)
8,520 Credit Suisse Group AG 0.000% 1/17/72 937,200
Total Financial Services 937,200
Insurance - 0.1% (0.1% of Total Investments)
4,285 Credit Suisse Group AG 7.500% 1/17/72 471,350
Total Insurance 471,350
Software & Services - 0.2% (0.1% of Total Investments)
5,802 Credit Suisse Group AG 7.500% 6/11/72 638,220
Total Software & Services 638,220
Total Corporate Bonds
(cost $29,468,050) 3,306,380
Total Long-Term Investments
(cost $723,892,133) 683,713,791
Borrowings - (39.1)% (g),(h) (172,900,000)
Reverse Repurchase Agreements, including accrued interest - (14.9)%(i) (65,744,783)
Other Assets & Liabilities, Net -   (0.7)% (3,045,128)
Net Assets Applicable to Common Shares - 100% $ 442,023,880
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Perpetual security. Maturity date is not applicable.
(c) Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was
$160,632,992.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $65,664,096 have been pledged as collateral for reverse repurchase agreements.
(e) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(f) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(g) Borrowings as a percentage of Total Investments is 25.3%.
(h) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $404,728,697 have been pledged as collateral for borrowings.
(i) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 9.6%.

Nuveen Preferred and Income Term Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

JPI
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR London Inter-Bank Offered Rate
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
REIT Real Estate Investment Trust
TSFR
3M CME Term SOFR 3 Month
See Notes to Financial Statements

Nuveen Variable Rate Preferred & Income Fund
Portfolio of Investments January 31, 2024
(Unaudited)
NPFD
Principal
Amount (000)
/Shares Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 154.7%  (100.0% of Total Investments)
X –
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 103 .3% ( 66 .8 % of Total
Investments) X 494,023,087
Automobiles & Components - 3.5% (2.3% of Total Investments)
$ 10,476 General Motors Financial Co Inc 5.750% N/A (b) $ 9,443,917
8,195 General Motors Financial Co Inc 5.700% N/A (b) 7,538,374
Total Automobiles & Components 16,982,291
Banks - 45.7% (29.6% of Total Investments)
5,000 (c) Bank of America Corp (TSFR3M reference rate + 3.397%
spread)
8.774% N/A (b) 5,023,280
10,610 Bank of America Corp 6.500% N/A (b) 10,629,682
8,200 Bank of America Corp 6.250% N/A (b) 8,168,319
1,775 Bank of America Corp 6.300% N/A (b) 1,775,710
2,219 Bank of America Corp 6.100% N/A (b) 2,217,629
3,090 Bank of Nova Scotia/The 8.000% 1/27/84 3,138,952
7,100 Citigroup Inc 7.625% N/A (b) 7,258,696
2,875 Citigroup Inc 6.250% N/A (b) 2,859,546
3,375 Citigroup Inc 5.950% N/A (b) 3,330,482
8,000 Citigroup Inc 5.000% N/A (b) 7,886,488
1,650 Citigroup Inc 7.375% N/A (b) 1,677,661
13,715 Citigroup Inc 6.300% N/A (b) 13,625,589
2,500 Citizens Financial Group Inc 6.375% N/A (b) 2,367,818
3,680 Citizens Financial Group Inc 4.000% N/A (b) 3,256,800
6,050 CoBank ACB 6.450% N/A (b) 5,938,075
50 Farm Credit Bank of Texas, 144A 5.700% N/A (b) 47,500
50 Farm Credit Bank of Texas, 144A 6.200% N/A (b) 45,750
300 (c) Fifth Third Bancorp (TSFR3M reference rate + 3.295%
spread)
8.625% N/A (b) 292,952
3,271 Fifth Third Bancorp 4.500% N/A (b) 3,090,856
7,070 (c) First Citizens BancShares Inc/NC (TSFR3M reference rate +
4.234% spread)
9.618% N/A (b) 7,208,056
5,190 HSBC Capital Funding Dollar 1 LP, 144A 10.176% N/A (b) 6,566,866
5,000 (c) Huntington Bancshares Inc/OH (TSFR3M reference rate +
3.142% spread)
8.456% N/A (b) 4,862,021
8,400 Huntington Bancshares Inc/OH 5.625% N/A (b) 7,750,392
2,933 JPMorgan Chase & Co 5.000% N/A (b) 2,905,769
3,195 JPMorgan Chase & Co 6.100% N/A (b) 3,198,799
16,945 (c) JPMorgan Chase & Co (TSFR3M reference rate + 4.042%
spread)
9.348% N/A (b) 17,075,561
1,755 KeyCorp 5.000% N/A (b) 1,569,606
8,000 M&T Bank Corp 5.125% N/A (b) 7,296,566
2,445 PNC Financial Services Group Inc/The 6.000% N/A (b) 2,337,102
3,534 PNC Financial Services Group Inc/The 5.000% N/A (b) 3,365,937
3,990 PNC Financial Services Group Inc/The 6.200% N/A (b) 3,908,138
3,057 (c) PNC Financial Services Group Inc/The (TSFR3M reference rate + 3.302% spread)
8.679% N/A (b) 3,065,187
5,735 PNC Financial Services Group Inc/The 6.250% N/A (b) 5,447,626
2,470 Regions Financial Corp 5.750% N/A (b) 2,422,231
3,495 Toronto-Dominion Bank/The 8.125% 10/31/82 3,630,008
7,873 Truist Financial Corp 4.800% N/A (b) 7,514,779
8,195 Truist Financial Corp 5.100% N/A (b) 7,559,117
7,970 (c) Truist Financial Corp (TSFR3M reference rate + 3.364%
spread)
8.748% N/A (b) 8,024,045
5,000 US Bancorp 5.300% N/A (b) 4,694,624
9,429 Wells Fargo & Co 5.875% N/A (b) 9,370,023
4,608 Wells Fargo & Co 3.900% N/A (b) 4,317,678

Nuveen Variable Rate Preferred & Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NPFD
Principal
Amount (000)
/Shares Description (a) Coupon Maturity Value
Banks (continued)
$ 10,345 Wells Fargo & Co 7.625% N/A (b) $ 10,836,677
1,200 (c) Zions Bancorp NA (3-Month LIBOR reference rate + 4.440%
spread)
10.086% N/A (b) 1,178,179
Total Banks 218,736,772
Capital Goods - 4.7% (3.0% of Total Investments)
3,200 AerCap Global Aviation Trust, 144A 6.500% 6/15/45 3,179,975
11,900 AerCap Holdings NV 5.875% 10/10/79 11,819,463
4,841 Air Lease Corp 4.650% N/A (b) 4,475,436
3,673 ILFC E-Capital Trust I, 144A 7.186% 12/21/65 2,836,401
Total Capital Goods 22,311,275
Energy - 6.0% (3.9% of Total Investments)
8,546 (d) Enbridge Inc 5.500% 7/15/77 7,958,962
6,360 Enbridge Inc 7.625% 1/15/83 6,427,543
2,350 Enbridge Inc 6.000% 1/15/77 2,261,665
5,345 Energy Transfer LP 6.500% N/A (b) 5,164,758
1,570 Energy Transfer LP 8.000% 5/15/54 1,624,667
545 Energy Transfer LP 7.125% N/A (b) 526,825
2,155 Transcanada Trust 5.600% 3/07/82 1,891,875
1,500 Transcanada Trust 5.875% 8/15/76 1,441,001
1,460 Transcanada Trust 5.500% 9/15/79 1,300,412
Total Energy 28,597,708
Financial Services - 18.1% (11.6% of Total Investments)
2,320 Ally Financial Inc 4.700% N/A (b) 1,880,272
4,200 Ally Financial Inc 4.700% N/A (b) 3,192,000
3,785 American Express Co 3.550% N/A (b) 3,374,313
2,405 Bank of New York Mellon Corp/The 4.700% N/A (b) 2,363,452
3,250 Capital Farm Credit ACA, 144A 5.000% N/A (b) 3,071,250
3,845 Capital One Financial Corp 3.950% N/A (b) 3,330,539
13,128 Charles Schwab Corp/The 5.375% N/A (b) 12,942,404
350 Compeer Financial ACA, 144A 4.875% N/A (b) 332,500
3,690 Discover Financial Services 5.500% N/A (b) 3,035,571
1,745 Discover Financial Services 6.125% N/A (b) 1,715,389
6,310 Equitable Holdings Inc 4.950% N/A (b) 6,147,714
1,030 (c) Goldman Sachs Group Inc/The (TSFR3M reference rate +
3.136% spread)
8.505% N/A (b) 1,028,211
5,700 Goldman Sachs Group Inc/The 4.125% N/A (b) 5,185,799
5,140 Goldman Sachs Group Inc/The 7.500% N/A (b) 5,398,897
5,890 Goldman Sachs Group Inc/The 5.300% N/A (b) 5,841,350
9,875 Goldman Sachs Group Inc/The 5.500% N/A (b) 9,774,717
5,000 (c) JP Morgan Chase & Company (TSFR3M reference rate +
3.562% spread)
8.868% N/A (b) 5,014,660
4,250 State Street Corp 6.700% N/A (b) 4,239,369
4,000 Transcanada Trust 5.625% 5/20/75 3,875,326
4,352 Voya Financial Inc 7.748% N/A (b) 4,492,025
Total Financial Services 86,235,758
Insurance - 13.9% (9.0% of Total Investments)
2,595 Aegon NV 5.500% 4/11/48 2,506,951
2,250 American International Group Inc 5.750% 4/01/48 2,232,356
6,045 (d) Assurant Inc 7.000% 3/27/48 6,157,842
3,000 Assured Guaranty Municipal Holdings Inc, 144A 6.400% 12/15/66 2,724,780
3,050 (d) AXIS Specialty Finance LLC 4.900% 1/15/40 2,619,291
6,115 Enstar Finance LLC 5.500% 1/15/42 5,399,447
1,000 Enstar Finance LLC 5.750% 9/01/40 958,969
10,345 Markel Group Inc 6.000% N/A (b) 10,227,166

Principal
Amount (000)
/Shares Description (a) Coupon Maturity Value
Insurance (continued)
$ 6,495 MetLife Inc 5.875% N/A (b) $ 6,426,632
3,248 Prudential Financial Inc 6.750% 3/01/53 3,363,151
3,395 Prudential Financial Inc 5.125% 3/01/52 3,170,053
7,735 QBE Insurance Group Ltd, Reg S 6.750% 12/02/44 7,720,814
1,600 QBE Insurance Group Ltd, 144A 5.875% N/A (b) 1,575,242
13,500 SBL Holdings Inc, 144A 7.000% N/A (b) 9,112,233
3,415 SBL Holdings Inc, 144A 6.500% N/A (b) 2,160,256
Total Insurance 66,355,183
Media & Entertainment - 0.4% (0.3% of Total Investments)
2,375 Paramount Global 6.375% 3/30/62 2,121,029
Total Media & Entertainment 2,121,029
Telecommunication Services - 2.2% (1.4% of Total Investments)
10,000 Vodafone Group PLC 7.000% 4/04/79 10,334,130
Total Telecommunication Services 10,334,130
Utilities - 8.8% (5.7% of Total Investments)
2,685 AES Andes SA, 144A 7.125% 3/26/79 2,575,452
1,700 AES Andes SA, 144A 6.350% 10/07/79 1,607,214
2,600 American Electric Power Co Inc 3.875% 2/15/62 2,286,062
2,500 CMS Energy Corp 4.750% 6/01/50 2,263,355
3,910 Edison International 5.000% N/A (b) 3,715,458
1,445 Edison International 5.375% N/A (b) 1,390,284
14,093 Emera Inc 6.750% 6/15/76 13,809,712
3,210 Sempra 4.875% N/A (b) 3,146,362
3,400 Sempra 4.125% 4/01/52 2,993,360
2,000 Southern Co/The 4.000% 1/15/51 1,922,083
2,850 Vistra Corp, 144A 8.875% N/A (b) 2,935,500
2,215 Vistra Corp, 144A 7.000% N/A (b) 2,148,550
1,560 Vistra Corp, 144A 8.000% N/A (b) 1,555,549
Total Utilities 42,348,941
Total $1,000 Par (or similar) Institutional Preferred
(cost $524,479,793) 494,023,087
Principal
Amount (000) Description (a) ,(e) Coupon Maturity Value
X –
CONTINGENT CAPITAL SECURITIES - 25 .9% ( 16 .7 % of Total Investments) X 123,561,495
Banks - 21.2% (13.7% of Total Investments)
$ 1,000 Australia & New Zealand Banking Group Ltd/United
Kingdom, 144A
6.750% N/A (b) $ 1,007,580
2,380 Banco Bilbao Vizcaya Argentaria SA 6.500% N/A (b) 2,326,384
2,600 Banco Bilbao Vizcaya Argentaria SA 9.375% N/A (b) 2,756,829
2,495 Banco Bilbao Vizcaya Argentaria SA 6.125% N/A (b) 2,264,919
715 Banco Mercantil del Norte SA/Grand Cayman, 144A 7.500% N/A (b) 681,495
1,595 Banco Mercantil del Norte SA/Grand Cayman, 144A 7.625% N/A (b) 1,557,119
3,800 Banco Santander SA 4.750% N/A (b) 3,269,358
1,000 Banco Santander SA 9.625% N/A (b) 1,072,500
1,775 Barclays PLC 9.625% N/A (b) 1,828,149
2,410 Barclays PLC 6.125% N/A (b) 2,284,174
5,490 Barclays PLC 8.000% N/A (b) 5,310,539
1,275 BNP Paribas SA, 144A 6.625% N/A (b) 1,273,092
1,085 BNP Paribas SA, 144A 9.250% N/A (b) 1,155,617
2,805 BNP Paribas SA, 144A 7.750% N/A (b) 2,833,171
2,430 BNP Paribas SA, 144A 8.500% N/A (b) 2,516,163
4,184 BNP Paribas SA, 144A 7.000% N/A (b) 4,072,582
5,240 Credit Agricole SA, 144A 8.125% N/A (b) 5,371,000

Nuveen Variable Rate Preferred & Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NPFD
Principal
Amount (000) Description (a),(e) Coupon Maturity Value
Banks (continued)
$ 7,560 HSBC Holdings PLC 8.000% N/A (b) $ 7,868,380
7,000 HSBC Holdings PLC 6.375% N/A (b) 6,937,257
335 ING Groep NV 5.750% N/A (b) 315,009
7,641 ING Groep NV, Reg S 6.750% N/A (b) 7,621,898
750 ING Groep NV, Reg S 7.500% N/A (b) 742,656
4,413 Intesa Sanpaolo SpA, 144A 7.700% N/A (b) 4,343,118
1,105 Lloyds Banking Group PLC 8.000% N/A (b) 1,083,351
5,185 Lloyds Banking Group PLC 6.750% N/A (b) 5,049,089
2,000 Lloyds Banking Group PLC 7.500% N/A (b) 1,980,747
1,500 Macquarie Bank Ltd/London, 144A 6.125% N/A (b) 1,427,666
4,625 NatWest Group PLC 8.000% N/A (b) 4,642,483
1,860 Nordea Bank Abp, 144A 6.625% N/A (b) 1,838,610
3,465 Societe Generale SA, 144A 10.000% N/A (b) 3,696,798
500 Societe Generale SA, 144A 4.750% N/A (b) 441,593
3,480 Societe Generale SA, 144A 9.375% N/A (b) 3,611,300
3,345 Societe Generale SA, 144A 8.000% N/A (b) 3,356,811
1,700 Standard Chartered PLC, 144A 7.750% N/A (b) 1,728,314
755 Standard Chartered PLC, 144A 6.000% N/A (b) 745,989
2,160 UniCredit SpA, Reg S 8.000% N/A (b) 2,154,600
Total Banks 101,166,340
Financial Services - 4.7% (3.0% of Total Investments)
5,600 Deutsche Bank AG 6.000% N/A (b) 5,070,408
1,800 Deutsche Bank AG 7.500% N/A (b) 1,737,119
200 Deutsche Bank AG, Reg S 4.789% N/A (b) 177,906
8,830 UBS Group AG, Reg S 6.875% N/A (b) 8,718,883
4,325 UBS Group AG, 144A 9.250% N/A (b) 4,626,405
1,895 UBS Group AG, 144A 9.250% N/A (b) 2,064,434
Total Financial Services 22,395,155
Total Contingent Capital Securities
(cost $126,790,710) 123,561,495
Shares Description (a) Coupon Value
X –
$25 PAR (OR SIMILAR) RETAIL PREFERRED - 24 .1% ( 15 .6 % of Total Investments) X 115,434,194
Banks - 6.5% (4.2% of Total Investments)
21,500 CoBank ACB 6.200% $ 2,109,365
1,000 Farm Credit Bank of Texas, 144A 9.656% 101,000
121,601 Fifth Third Bancorp 9.302% 3,116,634
297,600 KeyCorp 6.200% 6,651,360
62,700 KeyCorp 6.125% 1,500,411
230,765 New York Community Bancorp Inc 6.375% 4,675,299
168,058 Regions Financial Corp 6.375% 4,095,573
163,723 Regions Financial Corp 5.700% 3,667,395
121,800 Synovus Financial Corp 5.875% 2,891,532
99,600 Wintrust Financial Corp 6.875% 2,447,172
Total Banks 31,255,741
Capital Goods - 1.1% (0.7% of Total Investments)
164,687 Air Lease Corp 6.150% 4,104,000
43,800 WESCO International Inc 10.625% 1,174,278
Total Capital Goods 5,278,278
Energy - 3.5% (2.3% of Total Investments)
51,100 Energy Transfer LP 7.600% 1,278,522
271,200 NuStar Energy LP 11.282% 6,969,840
176,668 NuStar Energy LP 12.405% 4,561,568
154,132 NuStar Logistics LP 12.310% 3,985,853
Total Energy 16,795,783

Shares   Description (a) Coupon Value
Financial Services - 2.2% (1.4% of Total Investments)
79,765 Federal Agricultural Mortgage Corp 6.000% $ 1,994,125
46,297 Morgan Stanley 5.850% 1,143,536
40,400 Morgan Stanley 6.500% 1,077,064
21,100 Morgan Stanley 6.875% 534,252
20,898 Morgan Stanley 6.375% 524,331
211,000 Voya Financial Inc 5.350% 5,047,120
Total Financial Services 10,320,428
Food, Beverage & Tobacco - 2.4% (1.6% of Total Investments)
290,300 CHS Inc 7.100% 7,417,165
157,200 CHS Inc 6.750% 3,914,280
4,400 Dairy Farmers of America Inc, 144A 7.875% 424,600
Total Food, Beverage & Tobacco 11,756,045
Insurance - 8.1% (5.2% of Total Investments)
290,550 American Equity Investment Life Holding Co 5.950% 6,720,422
160,150 American Equity Investment Life Holding Co 6.625% 4,034,178
340,200 Aspen Insurance Holdings Ltd 9.652% 8,753,346
194,775 Athene Holding Ltd 6.350% 4,631,750
157,150 Athene Holding Ltd 6.375% 3,919,321
131,900 Enstar Group Ltd 7.000% 3,355,536
188,600 Reinsurance Group of America Inc 5.750% 4,814,958
93,300 Reinsurance Group of America Inc 7.125% 2,450,058
Total Insurance 38,679,569
Utilities - 0.3% (0.2% of Total Investments)
53,400 NiSource Inc 6.500% 1,348,350
Total Utilities 1,348,350
Total $25 Par (or similar) Retail Preferred
(cost $127,348,179) 115,434,194
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
CORPORATE BONDS - 1 .4% ( 0 .9 % of Total Investments) X 6,525,288
Energy - 0.9% (0.6% of Total Investments)
$ 3,980 Enbridge Inc 8.500% 1/15/84 $ 4,254,998
Total Energy 4,254,998
Equity Real Estate Investment Trusts (REITs) - 0.1% (0.1% of Total Investments)
5,850 Credit Suisse Group AG 6.380% 2/21/72 643,500
Total Equity Real Estate Investment Trusts (REITs) 643,500
Financial Services - 0.2% (0.1% of Total Investments)
9,004 Credit Suisse Group AG 0.000% 1/17/72 990,440
Total Financial Services 990,440
Insurance - 0.1% (0.1% of Total Investments)
3,325 Credit Suisse Group AG 7.500% 1/17/72 365,750
Total Insurance 365,750
Software & Services - 0.1% (0.0% of Total Investments)
2,460 Credit Suisse Group AG 7.500% 6/11/72 270,600
Total Software & Services 270,600
Total Corporate Bonds
(cost $25,516,419) 6,525,288
Total Long-Term Investments
(cost $804,135,101) 739,544,064

Nuveen Variable Rate Preferred & Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NPFD
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 0.0% (0.0% of Total Investments)
X –
REPURCHASE AGREEMENTS - 0 .0% ( 0 .0 % of Total Investments) X 60,000
$ 60 (f) Fixed Income Clearing Corp (FICC) 5.290% 2/01/24 $ 60,000
Total Repurchase Agreements
(cost $60,000) 60,000
Total Short-Term Investments
(cost $60,000) 60,000
Total Investments (cost $ 804,195,101 ) - 154 .7% 739,604,064
Borrowings - (35.6)% (g),(h) (170,314,000)
Reverse Repurchase Agreements, including accrued interest - (2.2)%(i) (10,640,776)
TFP Shares, Net - (17.7)%(j) (84,471,271)
Other Assets & Liabilities, Net -   0.8% 3,885,256
Net Assets Applicable to Common Shares - 100% $ 478,063,273
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Perpetual security. Maturity date is not applicable.
(c) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $15,345,062 have been pledged as collateral for reverse repurchase agreements.
(e) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(f) Agreement with Fixed Income Clearing Corporation, 5.290% dated 1/31/24 to be repurchased at $60,009 on 2/1/24, collateralized by
Government Agency Securities, with coupon rate 3.875% and maturity date 5/15/43, valued at $61,293.
(g) Borrowings as a percentage of Total Investments is 23.0%.
(h) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $377,935,071 have been pledged as collateral for borrowings.
(i) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 1.4%.
(j) TFP Shares, Net as a percentage of Total Investments is 11.4%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR London Inter-Bank Offered Rate
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
REIT Real Estate Investment Trust
TSFR
3M CME Term SOFR 3 Month
See Notes to Financial Statements

Statement of Assets and Liabilities
See Notes to Financial Statements

.
January 31, 2024 (Unaudited) JFR JQC JPC JPI NPFD
ASSETS
Long-term investments, at value
†
$ 1,988,018,914 $ 1,269,491,516 $ 3,976,465,293 $ 683,713,791 $ 739,544,064
Short-term investments, at value
◊
57,703,161 44,866,402 2,520,000 – 60,000
Cash 1,380,720 3,335,707 2,149,105 – 16,217
Cash denominated in foreign currencies
^
– 16 3,743 – –
Unrealized appreciation on interest rate swaps contracts – – 32,964,633 – –
Receivables:
Dividends 322,595 334 777,621 51,070 82,599
Interest 17,174,848 10,615,534 57,197,560 9,929,181 10,057,670
Investments sold 53,165,836 14,908,547 35,830,354 4,400,000 3,000,000
Reclaims – 18,567 49,753 – –
Variation margin on futures contracts – – 519,125 – –
Deferred offering costs – – 187,362 – –
Other 938,866 651,332 1,520,576 79,114 98,739
Total assets 2,118,704,940 1,343,887,955 4,110,185,125 698,173,156 752,859,289
LIABILITIES
Cash overdraft – – – 3,274,192 –
Cash overdraft denominated in foreign currencies
*
– – – – 17,029
Cash collateral due to broker for investments in futures contracts
(1)
– – 29,265,469 – –
Borrowings 477,200,000 211,600,000 695,000,000 172,900,000 170,314,000
Reverse repurchase agreements, including accrued interest – 1 42,849,955 416,718,618 65,744,783 10,640,776
TFP Shares, Net
**
283,529,815 139,165,969 418,368,245 – 84,471,271
Payables:
Management fees 1,310,828 898,702 2,577,273 488,116 564,046
Dividends 11,116,311 7,175,986 14,930,243 2,198,231 2,258,973
Interest 122,714 1,119,427 3,634,929 916,530 872,728
Investments purchased - regular settlement 17,667,979 897,512 12,016,237 10,401,449 5,509,860
Investments purchased - when-issued/delayed-delivery settlement 84,438,923 36,987,472 – – –
Unfunded senior loans 468,900 283,523 – – –
Offering costs 114,000 – – – 1,000
Accrued expenses:
Custodian fees 456,053 212,762 316,302 71,986 51,809
Investor relations 18,478 17,232 68,503 12,765 13,344
Trustees fees 506,586 550,593 1,201,339 83,851 18,347
Professional fees 41,722 26,504 14,389 16,018 18,166
Shareholder reporting expenses 63,006 85,125 216,382 40,827 26,838
Shareholder servicing agent fees 1,180 294 1,000 40 50
Shelf offering costs – – 38,065 – –
Other 202,126 5,869 613,546 488 17,779
Total liabilities 877,258,621 541,876,925 1,594,980,540 256,149,276 274,796,016
Commitments and contingencies
(2)
Net assets applicable to common shares $ 1,241,446,319 $ 802,011,030 $ 2,515,204,585 $ 442,023,880 $ 478,063,273
Common shares outstanding 134,056,187 135,609,290 319,483,952 22,772,419 24,164,141
Net asset value ("NAV") per common share outstanding $ 9.26 $ 5.91 $ 7.87 $ 19.41 $ 19.78
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
Common shares, $0.01 par value per share $ 1,340,562 $ 1,356,093 $ 3,194,840 $ 227,724 $ 241,641
Paid-in capital 1,667,926,653 1,148,545,187 2,801,260,106 537,772,022 603,186,826
Total distributable earnings (loss) (427,820,896) (347,890,250) (289,250,361) (95,975,866) (125,365,194)
Net assets applicable to common shares $ 1,241,446,319 $ 802,011,030 $ 2,515,204,585 $ 442,023,880 $ 478,063,273
Authorized shares:
Common Unlimited Unlimited Unlimited Unlimited Unlimited
Preferred Unlimited Unlimited Unlimited Unlimited Unlimited
†
Long-term investments, cost $ 2,025,646,724 $ 1,296,278,431 $ 4,099,598,703 $ 723,892,133 $ 804,135,101
◊
Short-term investments, cost $ 57,703,161 $ 44,866,402 $ 2,520,000 $ — $ 60,000
^
Cash denominated in foreign currencies, cost $ — $ 17 $ 3,788 $ — $ —

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

January 31, 2024 (Unaudited) JFR JQC JPC JPI NPFD
*
Cash overdraft denominated in foreign currencies, cost $ — $ — $ — $ — $ 17,265
**
TFP Shares, liquidation preference 285,000,000 140,000,000 420,000,000 — 85,000,000
(1) Cash pledged to collateralize the net payment obligations for investments in derivatives is in addition to the Fund's securities pledged as collateral as noted in the
Portfolio of Investments.
(2) As disclosed in Notes to Financial Statements.

Statement of Operations
See Notes to Financial Statements

Six Months Ended January 31, 2024 (Unaudited) JFR JQC JPC JPI NPFD
INVESTMENT INCOME
Dividends $ 2,033,497 $ 1,034,803 $ 13,638,185 $ 4,788,073 $ 4,732,758
Interest 89,653,392 58,990,917 63,417,949 17,872,399 15,728,020
Rehypothecation income — — 53,161 30,387 —
Fees 1,217,502 611,564 — — —
Tax withheld — — — — (17,264)
Total investment income 92,904,391 60,637,284 77,109,295 22,690,859 20,443,514
EXPENSES
– – – – –
Management fees 7,738,586 5,298,759 9,790,938 2,834,458 3,246,328
Shareholder servicing agent fees 6,408 918 1,795 139 81
Interest expense and amortization of offering costs 24,626,012 15,441,350 28,958,808 7,854,298 7,991,403
Trustees fees 36,632 23,672 45,644 12,208 13,256
Custodian expenses 305,949 122,986 96,865 33,804 1,962
Investor relations expenses 141,224 109,756 63,872 17,468 17,797
Liquidity fees 693,975 619,474 1,256,957 — 398,234
Merger expenses 559,334 — 240,000 — —
Professional fees 330,365 86,137 203,421 75,197 74,119
Remarketing fees 86,889 71,556 141,917 — 43,444
Shareholder reporting expenses 44,176 51,147 216,611 45,986 33,601
Stock exchange listing fees 8,652 20,615 12,553 3,708 3,708
Other 44,774 51,081 76,483 10,828 70,868
Total expenses 34,622,976 21,897,451 41,105,864 10,888,094 11,894,801
Net investment income (loss) 58,281,415 38,739,833 36,003,431 11,802,765 8,548,713
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (22,838,690) (13,392,407) (36,300,666) (2,466,237) (6,114,422)
Futures contracts — — (381,952) — —
Swaps contracts — — 8,922,815 348,520 —
Foreign currency transactions — — (601,758) (5,217) (104)
Net realized gain (loss) (22,838,690) (13,392,407) (28,361,561) (2,122,934) (6,114,526)
Change in unrealized appreciation (depreciation) on:
Investments 49,820,688 29,761,834 203,764,740 26,092,556 34,871,282
Futures contracts — — 2,554,942 — —
Swaps contracts — — 15,658,426 (361,549) —
Foreign currency translations — 165 147 0 236
Net change in unrealized appreciation (depreciation) 49,820,688 29,761,999 221,978,255 25,731,007 34,871,518
Net realized and unrealized gain (loss) 26,981,998 16,369,592 193,616,694 23,608,073 28,756,992
Net increase (decrease) in net assets applicable to
common shares from operations $ 85,263,413 $ 55,109,425 $ 229,620,125 $ 35,410,838 $ 37,305,705

Statement of Changes in Net Assets
See Notes to Financial Statements

JFR JQC
Unaudited
Six Months Ended
1/31/24
Year Ended
7/31/23
Unaudited
Six Months Ended
1/31/24
Year Ended
7/31/23
OPERATIONS
Net investment income (loss) $ 58,281,415 $ 51,585,735 $ 38,739,833 $ 70,959,243
Net realized gain (loss) (22,838,690) (41,362,643) (13,392,407) (77,125,772)
Net change in unrealized appreciation (depreciation) 49,820,688 24,617,768 29,761,999 44,153,255
Net increase (decrease) in net assets applicable to common shares from operations 85,263,413 34,840,860 55,109,425 37,986,726
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends (68,368,656) (49,433,689) (43,055,950) (72,562,902)
Return of Capital – – – (2,496,840)
Total distributions (68,368,656) (49,433,689) (43,055,950) (75,059,742)
CAPITAL SHARE TRANSACTIONS
Common shares:
Fund Merger — 704,751,954 — —
Net increase (decrease) applicable to common shares from capital share transactions — 704,751,954 — —
Net increase (decrease) in net assets applicable to common shares 16,894,757 690,159,125 12,053,475 (37,073,016)
Net assets applicable to common shares at the beginning of the period 1,224,551,562 534,392,437 789,957,555 827,030,571
Net assets applicable to common shares at the end of the
period $ 1,241,446,319 $ 1,224,551,562 $ 802,011,030 $ 789,957,555

See Notes to Financial Statements

JPC JPI
Unaudited
Six Months Ended
1/31/24
Year Ended
7/31/23
Unaudited
Six Months Ended
1/31/24
Year Ended
7/31/23
OPERATIONS
Net investment income (loss) $ 36,003,431 $ 48,033,585 $ 11,802,765 $ 26,244,685
Net realized gain (loss) (28,361,561) (19,793,821) (2,122,934) (16,689,405)
Net change in unrealized appreciation (depreciation) 221,978,255 (68,140,499) 25,731,007 (42,595,960)
Net increase (decrease) in net assets applicable to common shares from operations 229,620,125 (39,900,735) 35,410,838 (33,040,680)
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends (49,293,431) (61,153,963) (13,390,182) (31,198,214)
Total distributions (49,293,431) (61,153,963) (13,390,182) (31,198,214)
CAPITAL SHARE TRANSACTIONS
Common shares:
Fund Merger 1,551,870,551 — — —
Net increase (decrease) applicable to common shares from capital share transactions 1,551,870,551 — — —
Net increase (decrease) in net assets applicable to common shares 1,732,197,245 (101,054,698) 22,020,656 (64,238,894)
Net assets applicable to common shares at the beginning of the period 783,007,340 884,062,038 420,003,224 484,242,118
Net assets applicable to common shares at the end of the
period $ 2,515,204,585 $ 783,007,340 $ 442,023,880 $ 420,003,224

See Notes to Financial Statements

NPFD
Unaudited
Six Months Ended
1/31/24
Year Ended
7/31/23
OPERATIONS
Net investment income (loss) $ 8,548,713 $ 16,989,191
Net realized gain (loss) (6,114,526) (27,348,984)
Net change in unrealized appreciation (depreciation) 34,871,518 (14,179,952)
Net increase (decrease) in net assets applicable to common shares from operations 37,305,705 (24,539,745)
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends (12,879,487) (30,050,968)
Return of Capital – (601,245)
Total distributions (12,879,487) (30,652,213)
Net increase (decrease) in net assets applicable to common shares 24,426,218 (55,191,958)
Net assets applicable to common shares at the beginning of the period 453,637,055 508,829,013
Net assets applicable to common shares at the end of the period $ 478,063,273 $ 453,637,055

Statement of Cash Flows
See Notes to financial statements

Six Months Ended January 31, 2024 (Unaudited)
JFR JQC JPC JPI NPFD
CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase (Decrease) in Net Assets Applicable to Common Shares from
Operations $ 85,263,413 $ 55,109,425 $ 229,620,125 $ 35,410,838 $ 37,305,705
Adjustments to reconcile the net increase (decrease) in net assets applicable to common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments (327,536,346) (226,466,947) (798,238,809) (127,899,607) (126,165,633)
Proceeds from sale and maturities of investments 333,143,718 238,963,149 627,105,701 121,904,073 119,406,387
Proceeds from (Purchase of) short-term investments, net (22,917,229) (12,813,355) 3,758,143 2,800,000 (60,000)
Proceeds from (Purchase of) closed foreign currency spot transactions — — (601,758) (5,217) (105)
Proceeds from litigation settlement — 2,476 6,516 — —
Payment-in-kind distributions (909,570) (240,190) — — —
Amortization (Accretion) of premiums and discounts, net (5,205,498) (3,450,702) 9,034,950 877,950 4,406,428
Amortization of deferred offering costs 103,916 36,040 48,768 — 36,393
(Increase) Decrease in:
Receivable for dividends 3,038,055 (223) (393,945) 23,379 82,759
Receivable for interest 1,951,320 297,355 (9,452,778) (1,224,000) (709,160)
Receivable for reclaims — (2,717) 152 — 17,881
Receivable for investments sold (41,078,352) (3,896,726) (31,600,000) (743,834) (532,175)
Receivable for variation margin on futures contracts — — (519,125) — —
Other assets 825 279,292 (120,271) 14,881 15,016
Increase (Decrease) in:
Payable for interest (1,005,717) 341,648 3,892,951 256,295 131,956
Payable for investments purchased - regular settlement 1,987,304 748,491 3,105,578 10,401,449 5,509,860
Payable for investments purchased - when-issued/delayed-delivery settlement 67,586,482 9,655,920 — — —
Payable for unfunded senior loans (1,664,140) 41,896 — — —
Payable for management fees (44,177) 6,082 1,720,470 11,621 13,679
Payable for offering cost 114,000 — (115,365) — 1,000
Accrued custodian fees (2,677) (21,440) 186,511 (8,972) (33,733)
Accrued investor relations fees 17,539 16,657 50,444 2,542 2,071
Accrued Trustees fees 53,827 43,580 824,654 8,293 3,891
Accrued professional fees 2,633 17,056 4,883 8,714 10,693
Accrued shareholder reporting expenses 18,351 27,586 171,310 18,837 14,579
Accrued shareholder servicing agent fees (1,130) 146 845 29 14
Accrued other expenses (1,257,594) 2,965 (3,699,481) (1,458) 573
Net realized (gain) loss from investments 22,838,690 13,392,407 36,300,666 2,466,237 6,114,422
Net realized (gain) loss from foreign currency transactions — — 601,758 5,217 104
Net change in unrealized (appreciation) depreciation of investments (49,820,688) (29,761,834) (203,764,740) (26,092,556) (34,871,282)
Net change in unrealized (appreciation) depreciation of swaps contracts — — (15,658,426) 361,549 —
Net change in unrealized (appreciation) depreciation on foreign currency translations — (165) (147) — (236)
Net cash provided by (used in) operating activities 64,676,955 42,327,872 (147,730,420) 18,596,260 10,701,087
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from borrowings — — 220,300,000 3,000,000 25,700,000
(Repayments) of borrowings — 320,000,000 (320,000,000) (11,000,000) (3,000,000)
Proceeds from reverse repurchase agreements — — 414,853,000 — —
(Repayments of) reverse repurchase agreements — (320,000,000) (102,100,000) — (17,391,000)
(Payments for) deferred offering costs (120,000) (232,141) — — —
Increase (Decrease) in:
Cash overdraft (1,711,645) — (38,424,413) 3,183,001 (3,300,533)
Cash collateral due to broker — — 12,174,956 (379,656) —
Cash overdraft  denominated in foreign currencies — — — — 17,029
Cash distributions paid to common shareholders (61,464,590) (42,231,225) (38,905,707) (13,399,612) (12,710,366)
Net cash provided by (used in) financing activities (63,296,235) (42,463,366) 147,897,836 (18,596,267) (10,684,870)
Net increase (decrease) in Cash and cash denominated in foreign currencies 1,380,720 (135,494) 167,416 (7) 16,217
Cash, cash denominated in foreign currencies at the beginning of period — 3,471,201 1,981,689 7 —
Cash, cash denominated in foreign currencies at the end of period $ 1,380,720 $ 3,335,707 $ 2,149,105 $ — $ 16,217

See Notes to financial statements

The following table provides a reconciliation of cash and cash denominated in foreign currencies to the Statement of Assets and Liabilities:
JFR JQC JPC JPI NPFD
Cash $ 1,380,720 $ 3,335,707 $ 2,149,105 $ — $ 16,217
Cash denominated in foreign currencies — 16 3,743 — —
Total Cash and cash denominated in foreign currencies $ 1,380,720 $ 3,335,723 $ 2,152,848 $ — $ 16,217
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION JFR JQC JPC JPI NPFD
Cash paid for interest (excluding borrowing and amortization of offering costs)
$ 25,084,225 $ 15,025,157 $ 24,924,466 $ 7,559,900 $ 7,824,305

Financial Highlights

The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders Common Share
Common
Share
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From Net
Realized
Gains
Return of
Capital Total
Discount
Per
Share
Repurchased
and Retired
Net Asset
Value,
End of
Period
Share
Price,
End of
Period
JFR
1/31/24(d) $ 9.13 $ 0.43 $ 0.21 $ 0.64 $ (0.51) $ — $ — $ (0.51) $ — $ 9.26 $ 8.45
7/31/23 9.39 0.91 (0.30) 0.61 (0.87) — — (0.87) — 9.13 8.08
7/31/22 10.36 0.56 (0.83) (0.27) (0.61) — (0.09) (0.70) — 9.39 8.84
7/31/21 9.40 0.54 1.04 1.58 (0.62) — — (0.62) — 10.36 9.76
7/31/20 11.04 0.60 (1.54) (0.94) (0.70) — — (0.70) — 9.40 8.03
7/31/19 11.55 0.70 (0.48) 0.22 (0.73) — — (0.73) — 11.04 9.76
JQC
1/31/24(d) 5.83 0.29 0.11 0.40 (0.32) — — (0.32) — 5.91 5.37
7/31/23 6.10 0.52 (0.24) 0.28 (0.53) — (0.02) (0.55) — 5.83 5.08
7/31/22 6.91 0.35 (0.68) (0.33) (0.35) — (0.13) (0.48) — 6.10 5.50
7/31/21 6.88 0.32 0.56 0.88 (0.30) — (0.55) (0.85) — 6.91 6.53
7/31/20 8.49 0.39 (0.87) (0.48) (0.39) — (0.74) (1.13) — 6.88 5.88
7/31/19 9.11 0.46 (0.17) 0.29 (0.60) — (0.31) (0.91) —(f) 8.49 7.68
(a) Based on average shares outstanding.
(b) Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at Common Share NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.
Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

See Notes to Financial Statements

Ratios of Interest Expense to
Average Net Assets Applicable
to Common Shares
JFR
JQC
1/31/24(d)
4.12% (e)
4.05% (e)
7/31/23
3.28
3.30
7/31/22
0.80
0.91
7/31/21
0.82
0.80
7/31/20
1.64
1.72
7/31/19
2.07
2.08
Common Share Supplemental Data/
Ratios Applicable to Common Shares
Common Share
Total Returns
Ratios to Average
Net Assets
Based
on
Net Asset
Value(b)
Based
on
Share
Price(b)
Net
Assets,
End of
Period (000) Expenses(c)
Net
Investment
Income
(Loss)(c)
Portfolio
Turnover
Rate
7.19% 11.31% $ 1,241,446 5.61% (e) 9.44% (e) 16%
6.88 1.57 1,224,552 4.77 9.88 28
(2.84) (2.59) 534,392 2.17 5.49 38
17.36 30.14 589,469 2.20 5.39 43
(8.82) (10.98) 534,861 3.01 5.93 44
2.03 1.98 628,218 3.43 6.25 32
7.00 12.43 802,011 5.50 (e) 9.73 (e) 18
5.01 2.77 789,958 4.75 8.90 28
(5.15) (8.93) 827,031 2.35 5.20 33
13.42 26.98 937,712 2.22 4.64 43
(5.91) (9.54) 932,800 3.11 5.11 52
3.43 9.33 1,151,777 3.42 5.25 59
(c) • Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to preferred shares (as described in Notes to Financial
Statements), borrowings and/or reverse repurchase agreements (as described in Notes to Financial Statements), where applicable.
• Each ratio includes the effect of all interest expenses paid and other costs related to preferred shares, borrowings and/or reverse repurchase agreements, where applicable, as follows:
(d) Unaudited.
(e) Annualized.
(f) Value rounded to zero.

Financial Highlights

The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders Common Share
Common
Share
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From Net
Realized
Gains
Return of
Capital Total
Shelf
Offering
Costs
Premium
per
Share
Sold
through
Shelf
Offering
Net Asset
Value,
End of
Period
Share
Price,
End of
Period
JPC
1/31/24(d) $ 7.45 $ 0.17 $ 0.52 $ 0.69 $ (0.27) $ — $ — $ (0.27) $ — $ — $ 7.87 $ 7.27
7/31/23 8.41 0.46 (0.84) (0.38) (0.58) — — (0.58) — — 7.45 6.60
7/31/22 9.91 0.66 (1.52) (0.86) (0.64) — — (0.64) —(f) —(f) 8.41 8.20
7/31/21 8.83 0.67 1.05 1.72 (0.64) — — (0.64) —(f) —(f) 9.91 10.00
7/31/20 10.14 0.65 (1.26) (0.61) (0.68) — (0.02) (0.70) — — 8.83 8.81
7/31/19 10.16 0.70 0.01 0.71 (0.70) — (0.03) (0.73) — — 10.14 9.91
JPI
1/31/24(d) 18.44 0.52 1.04 1.56 (0.59) — — (0.59) — — 19.41 18.72
7/31/23 21.26 1.15 (2.60) (1.45) (1.37) — — (1.37) — — 18.44 17.63
7/31/22 25.38 1.58 (4.13) (2.55) (1.57) — — (1.57) — — 21.26 20.51
7/31/21 22.45 1.65 2.85 4.50 (1.57) — — (1.57) — — 25.38 26.26
7/31/20 24.67 1.59 (2.20) (0.61) (1.57) — (0.04) (1.61) — — 22.45 22.20
7/31/19 24.39 1.64 0.27 1.91 (1.61) — (0.02) (1.63) — — 24.67 24.27
(a) Based on average shares outstanding.
(b) Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at Common Share NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.
Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

See Notes to Financial Statements

Ratios of Interest Expense to
Average Net Assets Applicable
to Common Shares
JPC
JPI
1/31/24(d)
3.91% (e )
3.73% (e )
7/31/23
3.07
2.96
7/31/22
0.72
0.69
7/31/21
0.49
0.44
7/31/20
1.17
1.01
7/31/19
1.73
1.43
Common Share Supplemental Data/
Ratios Applicable to Common Shares
Common Share
Total Returns
Ratios to Average
Net Assets
Based
on
Net Asset
Value(b)
Based
on
Share
Price(b)
Net
Assets,
End of
Period (000) Expenses(c)
Net
Investment
Income
(Loss)(c)
Portfolio
Turnover
Rate
9.52% 14.77% $ 2,515,205 5.29% (e) 4.64% (e) 27%
(4.47) (12.60) 783,007 4.46 5.92 15
(9.05) (11.91) 884,062 2.06 7.10 71
19.93 21.55 1,028,714 1.81 7.02 23
(6.16) (4.12) 912,193 2.50 6.87 32
7.48 13.52 1,047,925 3.04 7.10 23
8.65 9.78 442,024 5.17 (e) 5.60 (e) 19
(6.85) (7.39) 420,003 4.40 6.00 14
(10.41) (16.35) 484,242 2.06 6.75 9
20.54 26.22 577,883 1.76 6.79 23
(2.50) (1.93) 511,060 2.34 6.75 34
8.29 12.79 561,523 2.72 6.90 27
(c) • Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to preferred shares (as described in Notes to Financial
Statements), borrowings and/or reverse repurchase agreements (as described in Notes to Financial Statements), where applicable.
• Each ratio includes the effect of all interest expenses paid and other costs related to preferred shares, borrowings and/or reverse repurchase agreements, where applicable, as follows:
(d) Unaudited.
(e) Annualized.
(f) Value rounded to zero.

Financial Highlights

The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders Common Share
Common
Share
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From Net
Realized
Gains
Return of
Capital Total
Net Asset
Value,
End of
Period
Share
Price,
End of
Period
NPFD
1/31/24(d) $ 18.77 $ 0.35 $ 1.19 $ 1.54 $ (0.53) $ — $ — $ (0.53) $ 19.78 $ 17.25
7/31/23 21.06 0.70 (1.72) (1.02) (1.24) — (0.03) (1.27) 18.77 16.39
7/31/22(f) 25.00 0.61 (3.72) (3.11) (0.83) — — (0.83) 21.06 19.98
(a) Based on average shares outstanding.
(b) Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at Common Share NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.
Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

See Notes to Financial Statements

Ratios of Interest
Expense to
Average Net Assets
Applicable
to Common Shares
NPFD
1/31/24(d)
3.71% (e )
7/31/23
2.93
7/31/22
0.74
Common Share Supplemental Data/
Ratios Applicable to Common Shares
Common Share
Total Returns
Ratios to Average
Net Assets
Based
on
Net Asset
Value(b)
Based
on
Share
Price(b)
Net
Assets,
End of
Period (000) Expenses(c)
Net
Investment
Income
(Loss)(c)
Portfolio
Turnover
Rate
8.40% 8.78% $ 478,063 5.24% (e) 3.76% (e) 17%
(4.82) (11.68) 453,637 4.43 3.64 17
(12.48) (16.77) 508,829 2.13 (e) 4.33 (e) 14
(c) • Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to preferred shares (as described in Notes to Financial
Statements), borrowings and/or reverse repurchase agreements (as described in Notes to Financial Statements), where applicable.
• Each ratio includes the effect of all interest expenses paid and other costs related to preferred shares, borrowings and/or reverse repurchase agreements, where applicable, as follows:
(d) Unaudited.
(e) Annualized.
(f) For the period December 15, 2021 (commencement of operations) through July 31, 2022.

Financial Highlights (continued)
The following table sets forth information regarding each Fund's outstanding senior securities as of the end of each of the Fund's last five fiscal periods, as applicable.
Borrowings TFP Shares Term Preferred
Aggregate
Amount
Outstanding
(000)(a)
Asset
Coverage
Per $1,000
Share(b)
Aggregate
Amount
Outstanding
(000)(a)
Asset
Coverage
Per $1,000
Share(b)
Aggregate
Amount
Outstanding
(000)(a)
Asset
Coverage
Per $1,000
Share(b)
Asset
Coverage
Per $1
Liquidation
Preference(c)
JFR
1/31/24(d) $ 477,200 $ 4,199 $ 285,000 $ 2,629 $ — $ — $ 2.63
7/31/23 477,200 4,163 285,000 2,607 — — 2.61
7/31/22 233,400 3,718 100,000 2,603 — — 2.60
7/31/21 238,400 3,892 100,000 2,742 — — 2.74
7/31/20 208,100 4,003 — — 90,000 2,794 2.79
7/31/19 264,500 3,810 — — 115,000 2,655 2.66
JQC
1/31/24(d) 211,600 5,452 140,000 3,281 — — 3.28
7/31/23 211,600 5,395 140,000 3,247 — — 3.25
7/31/22 246,000 4,931 140,000 3,143 — — 3.14
7/31/21 402,000 3,333 — — — — —
7/31/20 402,000 3,320 — — — — —
7/31/19 480,000 3,400 — — — — —
JPC
1/31/24(d) 695,000 5,223 420,000 3,256 — — 3.26
7/31/23 219,600 5,249 150,000 3,119 — — 3.12
7/31/22 423,400 3,088 — — — — —
7/31/21 462,700 3,223 — — — — —
7/31/20 400,000 3,280 — — — — —
7/31/19 455,000 3,303 — — — — —
JPI
1/31/24(d) 172,900 3,557 — — — — —
7/31/23 180,900 3,322 — — — — —
7/31/22 216,000 3,242 — — — — —
7/31/21 234,800 3,461 — — — — —
7/31/20 200,000 3,555 — — — — —
7/31/19 210,000 3,674 — — — — —
NPFD
1/31/24(d) 170,314 4,306 85,000 2,873 — — 2.87
7/31/23 147,614 4,649 85,000 2,950 — — 2.95
7/31/22(e) 188,600 3,698 — — — — —
(a) Aggregate Amount Outstanding: Aggregate amount outstanding represents the principal amount outstanding or liquidation preference, if applicable, as of the end of the relevant fiscal year.
(b) Asset Coverage Per $1,000: Asset coverage per $1,000 is calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate amount of the Fund’s senior securities representing indebtedness then outstanding (if applicable), plus the aggregate of the involuntary liquidation preference of the outstanding preferred shares, if applicable, and multiplying the result by 1,000.
(c) Includes all borrowings and preferred shares presented for the Fund.
(d) Unaudited.
(e) For the period December 15, 2021 (commencement of operations) through July 31, 2022.

Notes to Financial Statements
(Unaudited)

1. General Information
Fund Information:
The funds covered in this report and their corresponding New York Stock Exchange (“NYSE”) symbols are as follows (each a
“Fund” and collectively, the “Funds”):
Nuveen Floating Rate Income Fund (JFR)
Nuveen Credit Strategies Income Fund (JQC)
Nuveen Preferred & Income Opportunities Fund (JPC)
Nuveen Preferred and Income Term Fund (JPI)
Nuveen Variable Rate Preferred & Income Fund (NPFD)
The Funds are registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as diversified closed-end management investment companies. JFR, JQC, JPC, JPI and NPFD were each organized as Massachusetts business trusts on January 15, 2004, May 17, 2003,
January 27, 2003, April 18, 2012 and June 1, 2021, respectively.
Current Fiscal Period:
The end of the reporting period for the Funds is January 31, 2024, and the period covered by these Notes to Financial
Statements is the six months ended January 31, 2024 (the “current fiscal period”).
Fund Mergers:
Effective prior to the opening of business on July 31, 2023, Nuveen Senior Income Fund (NSL), Nuveen Floating Rate Income
Opportunity Fund (JRO) and Nuveen Short Duration Credit Opportunities Fund (JSD) (the “Target Funds”) were each merged into JFR (the
“Acquiring Fund”) (each a “Merger”). Effective prior to opening of business on November 6, 2023, Nuveen Preferred & Income Securities Fund (JPS)
and Nuveen Preferred and Income Fund (JPT) (the “Target Funds) were each merged into JPC (the “Acquiring Fund”) (each a “Merger”)
.
With respect to each Merger of a Target Fund with and into the Acquiring Fund, the separate legal existence of the Target Fund ceased for all purposes and the Acquiring Fund succeeded to all the assets and assumed all the liabilities of the Target Fund. Shares of the Target Fund were converted into newly issued shares of the Acquiring Fund. Holders of common shares of the Target Fund received newly issued common shares of the Acquiring Fund, the aggregate net asset value (“NAV”) of which was equal to the aggregate NAV of the common shares of the Target Fund held immediately prior to the Merger (including for this purpose fractional Acquiring Fund shares to which shareholders were entitled). For accounting and performance reporting purposes, the Acquiring Fund is the survivor. Refer to Note 12 for further details on each Merger.
JPI Fund Restructuring Proposal:
On January 18, 2024, the Board of Trustees (the" Board") approved a proposal for JPI that will allow Fund shareholders the opportunity to maintain their investment in the Fund and its exposure to preferred and other income producing securities. In light of the upcoming scheduled termination of the Fund on or before August 31, 2024, the proposal asks shareholders to vote to amend the Fund’s declaration of trust to eliminate the term structure. If the amendment is approved by shareholders, the Fund will conduct a tender offer for 100% of its outstanding shares at NAV. If the Fund’s common assets taking into account shares properly tendered in the tender offer would be $70 million or greater, the tender offer will be completed and the Fund’s term structure will be eliminated. If the Fund’s common assets after the tender offer would be less than $70 million, the tender offer will be cancelled with no common shares repurchased and instead the Fund will proceed to terminate as scheduled. As part of the proposal, if the Fund’s term structure is eliminated, the Fund’s name will change to “Nuveen Preferred Securities & Income
Opportunities Fund” and the Fund’s common shares will continue to trade on the NYSE under the current ticker symbol. In addition, if the Fund's term structure is eliminated, Nuveen will waive 50% of its new management fees over the first year following elimination of the term, which may enhance the net earnings of the Fund. Each of the changes described above will take effect only if shareholders approved the proposal described above and the tender offer condition is satisfied.
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. T he Adviser has entered into sub-
advisory agreements with Nuveen Asset Management LLC (
the “Sub-Adviser”)
, a subsidiary of the Adviser,
under which the Sub-Adviser manage the
investment portfolio of the Funds. The Adviser is responsible for managing JPC’s and JPI’s investments in swap contracts.
Developments Regarding JFR’s Control Share By-Law:
On January 14, 2021, the Board received a shareholder demand letter (the “Demand
Letter”) from Saba Capital CEF Opportunities 1, Ltd. and Saba Capital Management, L.P. (collectively, “ Saba ”) demanding that the Fund ( i ) rescinds the Fund’s by-law provisions pursuant to which, in summary, a shareholder who obtains beneficial ownership of common shares in a Control Share
Acquisition (as defined in the by-laws) shall have the same voting rights as other common shareholders only to the extent authorized by the other disinterested shareholders (the “Control Share By-Law”) and (ii) commence judicial action against the Board to ensure that the Control Share By-Law is withdrawn. Following review of the Demand Letter, the Board determined that it would not be in the best interests of the Fund or the Fund’s shareholders to take the actions requested in the Demand Letter. Also on January 14, 2021, Saba filed a civil complaint in the U.S. District Court for the Southern District of New York (the “District Court”) against the Fund, certain other Nuveen funds and the Board, seeking a declaration that the
Control Share By-Law violates the 1940 Act, rescission of the Control Share By-Law and a permanent injunction against applying the Control Share
By-Law. On February 18, 2022, the District Court granted judgment in favor of Saba’s claim for rescission of the Control Share By-Law and Saba’s declaratory judgment claim, and declared that the Control Share By-Law violates Section 18( i ) of the 1940 Act. Following review of the judgment of

Notes to Financial Statements
(Unaudited) (continued)
the District Court, on February 22, 2022, the Board amended the Fund’s by-laws to provide that the Control Share By-Law shall be of no force and effect for so long as the judgment of the District Court is effective and that if the judgment of the District Court is reversed, overturned, vacated, stayed, or otherwise nullified, the Control Share By-Law will be automatically reinstated and apply to any beneficial owner of common shares acquired in a Control Share Acquisition, regardless of whether such Control Share Acquisition occurs before or after such reinstatement, for the duration of the stay or upon issuance of the mandate reversing, overturning, vacating or otherwise nullifying the judgment of the District Court. On
February 25, 2022, the Board and Fund appealed the District Court’s decision to the U.S. Court of Appeals for the Second Circuit. On November
30, 2023, the U.S. Court of Appeals for the Second Circuit upheld the opinion of the District Court. On February 28, 2024, the Board of the Fund
Amended and Restated By-Laws to eliminate the “control share” provisions.
Developments Regarding the JQC’s, JPC’s, JPI’s and NPFD’s Control Share By-Law:
On October 5, 2020, the Funds and certain other closed-end
funds in the Nuveen fund complex amended their by-laws. Among other things, the amended by-laws included provisions pursuant to which, in summary, a shareholder who obtains beneficial ownership of common shares in a Control Share Acquisition (as defined in the by-laws) shall have the same voting rights as other common shareholders only to the extent authorized by the other disinterested shareholders (the “Control Share
By-Law”). On January 14, 2021, a shareholder of certain Nuveen closed-end funds filed a civil complaint in the U.S. District Court for the Southern
District of New York (the “District Court”) against certain Nuveen funds and their trustees, seeking a declaration that such funds’ Control Share
By-Laws violate the 1940 Act, rescission of such fund’s Control Share By-Laws and a permanent injunction against such funds applying the Control
Share By-Laws. On February 18, 2022, the District Court granted judgment in favour of the plaintiff’s claim for rescission of such funds’ Control Share
By-Laws and the plaintiff’s declaratory judgment claim, and declared that such funds’ Control Share By-Laws violate Section 18(i) of the 1940 Act.
Following review of the judgment of the District Court, on February 22, 2022, the Board amended the Funds’ by-laws to provide that the Funds’
Control Share By-Law shall be of no force and effect for so long as the judgment of the District Court is effective and that if the judgment of the
District Court is reversed, overturned, vacated, stayed, or otherwise nullified, the Funds’ Control Share By-Law will be automatically reinstated and apply to any beneficial owner of common shares acquired in a Control Share Acquisition, regardless of whether such Control Share Acquisition occurs before or after such reinstatement, for the duration of the stay or upon issuance of the mandate reversing, overturning, vacating or otherwise nullifying the judgment of the District Court. On February 25, 2022, the Board and the Funds appealed the District Court’s decision to the U.S. Court of Appeals for the Second Circuit. On November 30, 2023, the U.S. Court of Appeals for the Second Circuit upheld the opinion of the District Court.
On February 28, 2024, the Board of the Funds Amended and Restated By-Laws to eliminate the “control share” provisions.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Funds pay no compensation directly to those of its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Common Shareholders:
Distributions to common shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
The Funds’ distribution policy, which may be changed by the Board, is to make regular monthly cash distributions to holders of their common shares (stated in terms of a fixed cents per common share dividend distributions rate which may be set from time to time). Each Fund intends to distribute all or substantially all of its net investment income through its regular monthly distribution and to distribute realized capital gains at least annually. In addition, in any monthly period, to maintain its declared per common share distribution amount, a Fund may distribute more or less than its net investment income during the period. In the event a Fund distributes more than its net investment income during any yearly period, such distributions may also include realized gains and/or a return of capital. To the extent that a distribution includes a return of capital the NAV per share may erode.
Foreign Currency Transactions and Translation:
To the extent that the Funds invest in securities and/or contracts that are denominated in a currency other than U.S. dollars, the Funds will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the foreign currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value against a foreign currency, the Funds’ investments denominated in that currency will lose value because their currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value.
Investments and other assets and liabilities denominated in foreign currencies are converted into U.S. dollars on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market at the time of valuation. Purchases and sales of investments and income denominated in foreign currencies are translated into U.S. dollars on the respective dates of such transactions.
The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from investments and foreign currency” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in net unrealized appreciation (depreciation) of investments and foreign currency” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in net unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
As of the end of the reporting period, the JPC, JPI and NPFD investments in non-U.S. securities were as follows:
Foreign Taxes:
The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
JPC Value
% of Total
Investments
Country:
United Kingdom $ 496,300,775 12.5%
France 317,388,385 8.0
Switzerland 197,717,380 5.0
Canada 172,477,099 4.3
Spain 98,306,905 2.5
Netherlands 88,008,275 2.2
Australia 83,762,527 2.1
Germany 80,339,652 2.0
Finland 51,771,651 1.3
Italy 50,073,405 1.3
Other 62,712,121 1.5
Total non-U.S. Securities $1,698,858,175 42.7%
JPI Value
% of Total
Investments
Country:
United Kingdom $ 81,441,090 11.9%
France 48,029,772 7.0
Switzerland 25,762,063 3.8
Canada 23,007,591 3.4
Spain 17,748,729 2.6
Netherlands 17,667,663 2.6
Italy 14,382,299 2.1
Australia 11,667,829 1.7
Germany 10,479,175 1.5
Ireland 8,902,953 1.3
Other 17,779,965 2.6
Total non-U.S. Securities $276,869,129 40.5%
NPFD Value
% of Total
Investments
Country:
United Kingdom $ 56,359,467 7.6%
Canada 49,990,454 6.8
France 28,328,128 3.8
Switzerland 17,680,012 2.4
Ireland 14,999,438 2.0
Australia 11,731,302 1.6
Spain 11,689,990 1.6
Netherlands 11,186,513 1.5
Bermuda 8,753,346 1.2
Germany 6,985,434 0.9
Other 14,757,608 2.0
Total non-U.S. Securities $232,461,692 31.4%

Notes to Financial Statements
(Unaudited) (continued)
Indemnifications:
Under the Funds' organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Trade date for senior and subordinated loans purchased in the “primary market” is considered the date on which the loan allocations are determined. Trade date for senior and subordinated loans purchased in the “secondary market” is the date on which the transaction is entered into. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recorded on the ex-dividend date and recorded at fair value. Interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Rehypothecation income is comprised of fees earned in connection with the rehypothecation of pledged collateral as further described later in these Notes to Financial Statements. Fee income consists primarily of amendment fees, when applicable. Amendment fees are earned as compensation for evaluating and accepting changes to an original senior loan agreement and are recognized when received. Fee income and amendment fees, if any, are recognized as “Fees” on the Statement of Operations.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”).
Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged , are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to
Financials.
New Accounting Pronouncement:
In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement
("Topic 820"). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. During the current fiscal period, the Funds adopted the new guidance and there was no material impact to the Funds.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.

Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as
Level 1.
Swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Swaps are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
JFR
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Variable Rate Senior Loan Interests $ – $ 1,652,269,487 $ – $ 1,652,269,487
Corporate Bonds – 233,778,641 – 233,778,641
Common Stocks 7,928,866 53,709,022 18,384 61,656,272
Warrants 15,388 21,129,104 11,503 21,155,995
Asset-Backed Securities – 18,575,799 – 18,575,799
Convertible Preferred Securities – 582,720 – 582,720
Short-Term Investments:
Investment Companies 57,703,161 – – 57,703,161
Total $ 65,647,415 $ 1,980,044,773 $ 29,887 $ 2,045,722,075
JQC
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Variable Rate Senior Loan Interests $ – $ 978,551,669 $ – $ 978,551,669
Corporate Bonds – 253,831,891 – 253,831,891
Common Stocks 123,700 18,103,452 23,240 18,250,392
Asset-Backed and Mortgage-Backed Securities – 15,084,195 – 15,084,195
Warrants 8,573 3,764,749 47 3,773,369
Short-Term Investments:
Investment Companies 44,866,402 – – 44,866,402
Total $ 44,998,675 $ 1,269,335,956 $ 23,287 $ 1,314,357,918

Notes to Financial Statements
(Unaudited) (continued)
The Funds hold liabilities in preferred shares, where applicable, which are not reflected in the tables above. The fair values of the Funds’ liabilities for preferred shares approximate their liquidation preference. Preferred shares are generally classified as Level 2 and further described in these Notes to
Financial Statements.
4. Portfolio Securities
Unfunded Commitments:
Pursuant to the terms of certain of the variable rate senior loan agreements, JFR and JQC may have unfunded senior loan commitments. Each Fund will maintain with its custodian, cash, liquid securities and/or liquid senior loans having an aggregate value at least equal to the amount of unfunded senior loan commitments. As of the end of the reporting period, JFR and JQC’s outstanding unfunded senior loan commitments were as follows:
Repurchase Agreements:
During the current fiscal period JPC and NPFD entered into repurchase agreements. In connection with transactions in repurchase agreements, it is each Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for JPC and NPFD that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.
JPC
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred $ – $ 2,082,675,430 $ – $ 2,082,675,430
Contingent Capital Securities – 1,210,166,337 – 1,210,166,337
$25 Par (or similar) Retail Preferred 478,551,272 22,195,945 – 500,747,217
Corporate Bonds – 161,289,168 – 161,289,168
Convertible Preferred Securities 21,581,494 – – 21,581,494
Common Stocks 5,647 – – 5,647
Short-Term Investments:
Repurchase Agreements – 2,520,000 – 2,520,000
Investments in Derivatives:
Futures Contracts* 2,554,942 – – 2,554,942
Interest Rate Swaps* – 32,964,633 – 32,964,633
Total $ 502,693,355 $ 3,511,811,513 $ – $ 4,014,504,868
JPI
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred $ – $ 351,588,737 $ – $ 351,588,737
Contingent Capital Securities – 214,922,771 – 214,922,771
$25 Par (or similar) Retail Preferred 109,256,125 4,639,778 – 113,895,903
Corporate Bonds – 3,306,380 – 3,306,380
Total $ 109,256,125 $ 574,457,666 $ – $ 683,713,791
NPFD
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred $ – $ 494,023,087 $ – $ 494,023,087
Contingent Capital Securities – 123,561,495 – 123,561,495
$25 Par (or similar) Retail Preferred 112,900,229 2,533,965 – 115,434,194
Corporate Bonds – 6,525,288 – 6,525,288
Short-Term Investments:
Repurchase Agreements – 60,000 – 60,000
Total $ 112,900,229 $ 626,703,835 $ – $ 739,604,064
* Represents net unrealized appreciation (depreciation) as reported in Fund's Portfolio of Investments.
Fund
Outstanding
Unfunded Senior Loan
Commitments
JFR
$ 468,900
JQC
283,523

Participation Commitments:
With respect to the senior loans held in JFR and JQC’s portfolio, the Funds may: 1) invest in assignments; 2) act as a participant in primary lending syndicates; or 3) invest in participations. If a Fund purchases a participation of a senior loan interest, the Fund would typically enter into a contractual agreement with the lender or other third party selling the participation, rather than directly with the borrower. As such, the Funds not only assume the credit risk of the borrower, but also that of the selling participant or other persons interpositioned between the
Fund and the borrower. As of the end of the reporting period, the Funds had no such outstanding participation commitments.
Zero Coupon Securities:
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales:
Long-term purchases and sales (excluding in-kind transactions, where applicable) during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Futures Contracts:
During the current fiscal period, JPC used interest rate futures to manage the duration of the portfolio.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-
to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” and is recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of
Operations.
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged
(From)
Counterparty
JPC Fixed Income Clearing Corporation $ 2,520,000 $ (2,570,439)
NPFD Fixed Income Clearing Corporation 60,000 (61,293)
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
U.S.
Government
Sales
JFR
$ 327,536,346 $ 333,143,718 $ —
JQC
226,466,947 238,963,149 —
JPC
798,238,809 627,105,701 —
JPI
127,899,607 120,764,407 1,139,666
NPFD
126,165,633 119,406,387 —

Notes to Financial Statements
(Unaudited) (continued)
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
Interest Rate Swap Contracts:
During the current fiscal period, JPC and JPI used interest rate swap contracts to partially hedge their interest cost of leverage.
Interest rate swap contracts involve the Fund’s agreement with the counterparty to pay or receive a fixed rate payment in exchange for the counterparty receiving or paying a variable rate payment. Forward interest rate swap contracts involve the Fund’s agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Fund a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the “effective date”).
Upon entering into an interest rate swap contract (and beginning on the effective date for a forward interest rate swap contract), the Fund accrues the fixed rate payment expected to be paid or received and the variable rate payment expected to be received or paid on the interest rate swap contracts on a daily basis, and recognizes the daily change in the fair value of the Fund’s contractual rights and obligations under the contracts.
The amount of the payment obligation for an interest rate swap is based on the notional amount and the termination date of the contract. Interest rate swap contracts do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss on such transactions is limited to the net amount of interest payments that the Fund is to receive from the counterparty. Payments paid (received) at the beginning of the measurement period are reflected as swap premiums paid (received) on the Statement of Assets and Liabilities, when applicable. Interest rate swaps can be settled either directly with the counterparty (“OTC”) or through a central clearinghouse (“centrally cleared”). For OTC swaps, the daily change in the market value of the swap contract, along with any daily interest fees accrued, are recognized as unrealized appreciation (depreciation)
on interest rate swaps contracts on the Statement of Assets and Liabilities.
Upon the execution of a centrally cleared swap, a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities. The Fund and
the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the swap contracts. These daily cash settlements are known as “variation margin” and is recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on interest rate swaps contracts.
Changes in the value of the swap contracts during the fiscal period are recognized as net unrealized appreciation (depreciation) of swaps contracts on the Statement of Operations. The net amount of periodic payments settled in cash are recognized as net realized gain (loss) from swap contracts on the Statement of Operations, in addition to the net realized gain or loss recorded upon the termination of the swap contract.
The average notional amount of interest rate swap contracts outstanding during the current fiscal period was as follows:
The following table presents the swap contracts subject to netting agreements and the collateral delivered related to those swap contracts as of the end of the reporting period.
As of the end of the reporting period, the Funds have invested in derivative contracts which are reflected in the Statement of Assets and Liabilities as follows:
Fund
Average Notional Amount of Futures
Contracts Outstanding
*
JPC $ 22,406,144
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Fund
Average Notional Amount of Interest Rate
Swap Contracts Outstanding
*
JPC $ 529,166,667
JPI 15,000,000
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Fund Counterparty
Gross Unrealized
Appreciation Interest Rate
Swaps***
Gross Unrealized
(Depreciation) Interest
Rate Swaps*** Net Unrealized
Collateral
Pledged to (from)
Counterparty Net Exposure
JPC
Morgan Stanley Capital
Services LLC $ 32,964,633 $ -   $ 32,964,633 $ (31,194,556) $ 1,770,077
***  Represents gross unrealized appreciation (depreciation) for the counterparty as reported in the Fund's Portfolio of Investments.

During the current fiscal period, the effect of derivative contracts on the Funds’ Statements of Operations was as follows:
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Common Shares Equity Shelf Programs and Offering Costs:
JPC has filed a registration statement with the Securities and Exchange Commission
("SEC") authorizing the Fund to issue additional common shares through one or more equity shelf programs (“Shelf Offering”), which became effective with the SEC during a prior fiscal period.
Under this Shelf Offering, the Fund, subject to market conditions, may raise additional equity capital by issuing additional common shares from time to time in varying amounts and by different offering methods at a net price at or above Fund’s NAV per common share. In the event the Fund’s
Shelf Offering registration statement is no longer current, the Fund may not issue additional common shares until a post-effective amendment to the registration statement has been filed with the SEC.
Maximum aggregate offering, common shares sold and offering proceeds, net of offering costs under each Fund’s Shelf Offering during the Fund’s current and prior fiscal period were as follows:
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
JPC
Futures Contracts Interest rate Unrealized appreciation on
futures contracts
*
$ 2,554,942 - $ –
Interest Rate Swaps Interest rate Unrealized appreciation on interest rate swaps contracts
32,964,633 - –
1 1 1 1 1 1 1 1
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected in the accompanying
Statements of Assets and Liabilities is only the receivable or payable for variation margin on open futures contacts.
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in
Unrealized
Appreciation
(Depreciation)
JPC
Futures contracts Interest rate $ (381,952) $ 2,554,942
Swap contracts Interest rate 8,922,815 15,658,426
JPI
Swap contracts Interest rate 348,520 (361,549)
JPC
Six Months
Ended
1/31/24
Year Ended
7/31/23
Maximum aggregate offering Unlimited Unlimited
Common shares sold – –
Offering proceeds, net of offering costs $– $–

Notes to Financial Statements
(Unaudited) (continued)
Costs incurred by the Funds in connection with their initial shelf registrations are recorded as a prepaid expense and recognized as “Deferred offering costs” on the Statement of Assets and Liabilities. These costs are amortized pro rata as common shares are sold and are recognized as a component of “Proceeds from shelf offering, net of offering costs” on the Statement of Changes in Net Assets. Any deferred offering costs remaining after the effectiveness of the initial shelf registration will be expensed. Costs incurred by the Fund to keep the shelf registration current are expensed as incurred and recognized as a component of “Other expenses” on the Statement of Operations.
Common Share Transactions:
Transactions in common shares for the Funds during the Funds’ current and prior fiscal period, where applicable, were as follows:
Preferred Shares
Taxable Fund Preferred Shares:
JFR, JQC, JPC and NPFD have issued and have outstanding Taxable Fund Preferred (“TFP”) Shares, with a $1,000 liquidation preference per share. These TFP Shares were issued via private placement and are not publicly available.
The Fund is obligated to redeem its TFP Shares by the date as specified in its offering documents (“Term Redemption Date”), unless earlier redeemed by the Fund. TFP Shares are initially issued in a pre-specified mode, however, TFP Shares can be subsequently designated as an alternative mode at a later date at the discretion of the Funds. The modes within TFP Shares detail the dividend mechanics and are described as follows. At a subsequent date, the Funds may establish additional mode structures with the TFP Share.
• Variable Rate Mode (“VRM”) – Dividends for TFP Shares designated in this mode are based upon a short-term index plus an additional fixed
“spread" amount established at the time of issuance or renewal / conversion of its mode. At the end of the period of the mode, the Fund will be required to either extend the term of the mode, designate an alternative mode or redeem the TFP Shares.
The fair value of TFP Shares while in VRM are expected to approximate their liquidation preference so long as the fixed “spread” on the shares remains roughly in line with the “spread’ being demanded by investors on instruments having similar terms in the current market. In current market conditions, the Adviser has determined that the fair value of the shares are approximately their liquidation preference, but their fair value could vary if market conditions change materially.
• Variable Rate Demand Mode (“VRDM”) – Dividends for TFP Shares designated in this mode will be established by a remarketing agent; therefore, the market value of the TFP Shares is expected to approximate its liquidation preference. While in this mode, shares will have an unconditional liquidity feature that enable its shareholders to require a liquidity provider, which each Fund has entered into a contractual agreement, to purchase shares in the event that the shares are not able to be successfully remarketed. In the event that shares within this mode are unable to be successfully remarketed and are purchased by the liquidity provider, the dividend rate will be the maximum rate which is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the shares. Each Fund is required to redeem any shares that are still owned by a liquidity provider after six months of continuous, unsuccessful remarketing.
The Funds will pay a liquidity and remarketing fee on the aggregate principal amount of all TFP Shares while within VRDM. Payments made by the
Funds to the liquidity provider and remarketing agent are recognized as “Liquidity fees” and “Remarketing fees”, respectively, on the Statement of
Operations.
For financial reporting purposes, the liquidation preference of TFP Shares is recorded as a liability and is recognized as a component of “TFP Shares, net” on the Statement of Assets and Liabilities. Dividends on the TFP shares are treated as interest payments for financial reporting purposes.
Unpaid dividends on TFP shares are recognized as a component on “Interest payable” on the Statement of Assets and Liabilities. Dividends accrued on TFP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.
Subject to certain conditions, TFP Shares may be redeemed, in whole or in part, at any time at the option of the Funds. Each Fund may also be required to redeem certain TFP shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share in all circumstances is equal to the liquidation preference per share plus any accumulated but unpaid dividends.
Costs incurred in connection with their offerings of TFP Shares were recorded as a deferred charge and are being amortized over the life of the shares. These offering costs are recognized as a component of “TFP Shares, Net” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.
JFR
Six Months
Ended
1/31/24
Year Ended
7/31/23
Common Shares:
Issued in the Reorganization — 77,137,719
Total — 77,137,719
JPC
Six Months
Ended
1/31/24
Year Ended
7/31/23
Common Shares:
Issued in the Reorganization 214,414,720 —
Total 214,414,720 —

As of the end of the reporting period, JFR, JQC, JPC, and NPFD had of $283,529,815, $139,165,969, $418,368,245 and $84,471,271 respectively,
TFP Shares at liquidation preference, net of deferred offering costs, respectively. Further details of the Funds’ TFP Shares outstanding as of the end of the reporting period, were as follows:
The average liquidation preference of TFP Shares outstanding and the annualized dividend rate for the Funds during the current fiscal period were as follows:
Preferred Share Transactions:
Transactions in preferred shares during the Funds' current and prior fiscal period, where applicable, are noted in the following tables.
Transactions in TFP Shares for the Funds, where applicable, were as follows:
* Issued in the Merger
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Fund Series
Shares
Outstanding
Liquidation
Preference
Term
Redemption
Date Mode
JFR A 1,000 $ 100,000,000 $ January 1, 2031 VRDM
B 115,000 115,000,000 December 1,2030 VRM
C 700 70,000,000 November 1,2029 VRDM
JQC A 140,000 $ 140,000,000 July 1, 2032 VRDM
JPC A 150,000 $ 150,000,000 August 1, 2037 VRDM
B 270,000 270,000,000 July 1, 2032 VRDM
NPFD A 85,000 $ 85,000,000 February 1, 2034 VRDM
JFR JQC JPC NPFD
Average liquidation preference of TFP Shares outstanding $285,000,000 $140,000,000 $277,663,043 $85,000,000
Average dividend rate 5.96% 5.49% 5.47% 5.53%
Six Months Ended January 31,
2024
JPC Series Shares Amount
TFP Shares Issued* B 270,000 $270,000,000
Year Ended July 31, 2023
JFR Series Shares Amount
TFP Shares Issued* B 115,000 $115,000,000
C 70,000 $70,000,000
JPC
TFP Shares Issued A 150,000 $150,000,000
NPFD
TFP Shares Issued A 85,000 $85,000,000

Notes to Financial Statements
(Unaudited) (continued)
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Sub-
Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
** Effective for the period August 1, 2023 until November 6, 2023.
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
JFR
$ 2,086,314,268 $ 65,375,972 $ (105,968,165) $ (40,592,193)
JQC
1,343,317,175 26,868,692 (55,827,949) (28,959,257)
JPC
4,150,337,366 73,372,955 (209,205,453) (135,832,498)
JPI
728,453,786 9,665,078 (54,405,073) (44,739,995)
NPFD
818,905,358 5,561,388 (84,862,682) (79,301,294)
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
JFR
$ 2,793,000 $ — $ (89,820,444) $ (353,447,784) $ — $ (4,240,426) $ (444,715,654)
JQC
— — (58,809,666) (294,692,618) — (6,441,441) (359,943,725)
JPC
2,497,837 — (123,225,374) (141,537,187) — (4,988,879) (267,253,603)
JPI
— — (71,339,001) (44,312,590) — (2,344,930) (117,996,521)
NPFD
— — (113,515,157) (34,186,057) — (2,090,198) (149,791,412)
Fund
Short-Term Long-Term Total
JFR
1
$ 34,764,095 $ 318,683,689 $ 353,447,784
JQC
45,832,217 248,860,401 294,692,618
JPC
47,916,528 93,620,659 141,537,187
JPI
12,053,965 32,258,625 44,312,590
NPFD
10,936,810 23,249,247 34,186,057
1
A portion of JFR's capital loss carryforwards is subject to an annual limitation under the Internal Revenue Code and related regulations.
Average Daily Managed Assets* JFR JQC JPC** JPI NPFD
For the first $500 million 0.6500% 0.6800% 0.6800% 0.7000% 0.7500%
For the next $500 million 0.6250 0.6550 0.6550 0.6750 0.7250
For the next $500 million 0.6000 0.6300 0.6300 0.6500 0.7000
For the next $500 million 0.5750 0.6050 0.6050 0.6250 0.6750
For managed assets over $2 billion 0.5500 0.5800 0.5800 0.6000 0.6500

Effective November 6, 2023, in conjunction with the Merger of JPC, the annual Fund-level fee, payable monthly is calculated according to the following schedule:
The annual complex-level fee, payable monthly, for each Fund is calculated by multiplying the current complex-wide fee rate, determined according to the following schedule by the Fund’s daily managed assets:
* For the complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen open-end and closed-end funds that constitute ‘’eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective
January 1, 2011, but do not include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. As of
January 31, 2024, the complex-level fee for each Fund was as follows:
9. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Funds to some risk of loss. These could include recourse arrangements for certain agreements related to preferred shares, which are described elsewhere in these Notes to Financial Statements.
The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the
Funds did not have any unfunded commitments other than those disclosed in the Notes to Financial Statements.
From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds' rights under contracts. As of the end of the reporting period, management has determined that any legal proceeding(s)
the Funds are subject to, including those described within this report, are unlikely to have a material impact to any of the Funds’ financial statements.
Average Total Daily Managed Assets*
JPC
Fund-Level Fee
Rate
For the first $500 million 0.6800%
For the next $500 million 0.6550
For the next $500 million 0.6300
For the next $500 million 0.6050
For the next $750 million 0.5800
For the next $750 million 0.5550
For the next $1.5 billion 0.5300
For managed assets over $5 billion 0.5050
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Fund
Complex-Level Fee
JFR
0.1603%
JQC
0.1603%
JPC
0.1603%
JPI
0.1603%
NPFD
0.1603%

Notes to Financial Statements
(Unaudited) (continued)
10. Borrowings Arrangements and Reverse Repurchase Agreements
Borrowings:
Each Fund entered into a borrowing arrangement (“Borrowings”) as a means of leverage. As of the end of the reporting period, each
Fund’s maximum commitment amount under these Borrowings is as follows:
As of the end of the reporting period, each Fund’s outstanding balance on its Borrowings was as follows:
For JFR, interest is charged at a rate equal to 1-Month Term SOFR plus 0.95%. JFR accrues 0.15% per annum on the undrawn balance if the undrawn portion of the Borrowings on a particular day is more than the maximum commitment amount. Interest is charged on the Borrowings at a rate per annum equal to the daily SOFR plus 1.10% for JQC and the Fund accrues 1.10% per annum on any positive difference between 90% of the maximum commitment amount and the daily drawn amount
For JPC and JPI funds, interest is charged on these Borrowings at OBFR (“Overnight Bank Funding Rate”) plus 0.85% per annum on the amounts borrowed. For NPFD, interest is charged on these Borrowings at OBFR plus 0.75% per annum on the amounts borrowed and 0.25% per annum on the undrawn balance if the undrawn portion of the Borrowings on a particular day is more than 25% of the maximum commitment amount.
During the current fiscal period, the average daily balance outstanding and average annual interest rate on each Fund’s Borrowings were as follows:
Other Borrowings Information for the Funds:
In order to maintain these Borrowings, the Funds must meet certain collateral, asset coverage and other requirements. The Funds’ borrowings outstanding are fully secured by eligible securities held in each Fund’s portfolio of investments.
(“Pledged Collateral”) Borrowings outstanding are recognized as “Borrowings” on the Statement of Assets and Liabilities. Interest expense incurred on the borrowed amount and undrawn balance and amendment fees are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.
Rehypothecation :
JPC and JPI have each entered into a Rehypothecation Side Letter (“Side Letter”) with its prime brokerage lender, allowing it to re-register the Pledged Collateral in its own name or in a name other than the Funds’ to pledge, re-pledge, hypothecate, rehypothecate, sell, lend or otherwise transfer or use the Pledged Collateral (the “Hypothecated Securities”) with all rights of ownership as described in the Side Letter. Subject
Fund
Maximum
Commitment
Amount
JFR
$ 550,000,000
JQC
235,000,000
JPC
715,000,000
JPI
255,000,000
NPFD
190,000,000
Fund
Outstanding
balance on
Borrowings
JFR $ 477,200,000
JQC 211,600,000
JPC 695,000,000
JPI 172,900,000
NPFD 170,314,000
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
JFR
184 $ 477,200,000 6.48%
JQC
184 211,600,000 6.66
JPC
184 464,310,326 6.22
JPI
184 175,269,565 6.41
NPFD
184 160,136,283 6.28

to certain conditions, the total value of the outstanding Hypothecated Securities shall not exceed the lesser of (i) 98% of the outstanding balance on the Borrowings to which the Pledged Collateral relates and (ii) 33
1⁄3
% of the Funds’ total assets. The Funds may designate any Pledged Collateral as ineligible for rehypothecation. The Funds may also recall Hypothecated Securities on demand.
The Funds also have the right to apply and set-off an amount equal to one-hundred percent (100%) of the then-current fair market value of such
Pledged Collateral against the current Borrowings under the Side Letter in the event that the prime brokerage lender fails to timely return the
Pledged Collateral and in certain other circumstances. In such circumstances, however, the Funds may not be able to obtain replacement financing required to purchase replacement securities and, consequently, the Funds’ income generating potential may decrease. Even if a Fund is able to obtain replacement financing, it might not be able to purchase replacement securities at favourable prices.
The Funds will receive a fee in connection with the Hypothecated Securities (“Rehypothecation Fees”) in addition to any principal, interest, dividends and other distributions paid on the Hypothecated Securities.
As of the end of the reporting period, JPC and JPI each had Hypothecated Securities as follows:
JPC and JPI earn Rehypothecation Fees, which are recognized as “Rehypothecation income” on the Statement of Operations. During the current fiscal period, the Rehypothecation Fees earned by each Fund were as follows
Reverse Repurchase Agreements:
During the current fiscal period, JQC, JPC, JPI and NPFD utilized reverse repurchase agreements as a means of leverage.
Each Fund may enter into a reverse repurchase agreement with brokers, dealers, banks or other financial institutions that have been determined by the Adviser to be creditworthy. In a reverse repurchase agreement, the Fund sells to the counterparty a security that it holds with a contemporaneous agreement to repurchase the same security at an agreed-upon price and date, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Fund. Cash received in exchange for securities delivered, plus accrued interest payments to be made by the Fund to a counterparty, are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recognized as a component of "Interest expense" on the Statement of Operations.
In a reverse repurchase agreement, the Fund retains the risk of loss associated with the sold security. Reverse repurchase agreements also involve the risk that the purchaser fails to return the securities as agreed upon, files for bankruptcy or becomes insolvent. Upon a bankruptcy or insolvency of a counterparty, the Fund is considered to be an unsecured creditor with respect to excess collateral and as such the return of excess collateral may be delayed.
As of the end of the reporting period, the Fund’s outstanding balances on its reverse repurchase agreements were as follows:
* The Fund may repurchase the reverse repurchase agreement prior to the maturity date and/or counterparty may accelerate maturity upon pre-
specified advance notice.
During the current fiscal period, the average daily balance outstanding and average annual interest rate on the Funds’ reverse repurchase agreements were as follows:
JPC
JPI
Hypothecated Securities $637,645,896 $160,632,992
JPC
JPI
Rehypothecation Fees $53,161 $30,387
Fund Counterparty Rate
Principal
Amount Maturity Value
Value and Accrued
Interest
JQC Societe Generale
Daily SOFR plus
0.85% $ (142,000,000) N/A $ (142,000,000) $ (142,849,955)
JPC BNP Paribas 6.13% (319,000,000) T+29 Days (319,000,000) (320,777,560)
JPC Royal Bank of Canada 5.98% (95,853,000) 2/26/24 (95,853,000) (95,941,058)
Total $(414,853,000) $(414,853,000) $(416,718,618)
JPI BNP Paribas 6.14% (65,000,000) T+29 Days (65,000,000) (65,744,783)
NPFD Royal Bank of Canada 6.14% (10,592,000) 2/05/24 (10,592,000) (10,640,776)

Notes to Financial Statements
(Unaudited) (continued)
The following table presents the reverse repurchase agreements subject to netting agreements and the collateral delivered related to those reverse repurchase agreements.
11. Inter-Fund Borrowing and Lending
Inter-Fund Borrowing and Lending:
The SEC has granted an exemptive order permitting registered open-end and closed-end Nuveen funds to participate in an inter-fund lending facility whereby the Nuveen funds may directly lend to and borrow money from each other for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities “fails,” resulting in an unanticipated cash shortfall) (the “Inter-Fund
Program”). The closed-end Nuveen funds, including the Funds covered by this shareholder report, will participate only as lenders, and not as borrowers, in the Inter-Fund Program because such closed-end funds rarely, if ever, need to borrow cash to meet redemptions. The Inter-Fund
Program is subject to a number of conditions, including, among other things, the requirements that (1) no fund may borrow or lend money through the Inter-Fund Program unless it receives a more favorable interest rate than is typically available from a bank or other financial institution for a comparable transaction; (2) no fund may borrow on an unsecured basis through the Inter-Fund Program unless the fund’s outstanding borrowings from all sources immediately after the inter-fund borrowing total 10% or less of its total assets; provided that if the borrowing fund has a secured borrowing outstanding from any other lender, including but not limited to another fund, the inter-fund loan must be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value; (3) if a fund’s total outstanding borrowings immediately after an inter-fund borrowing would be greater than 10% of its total assets, the fund may borrow through the inter-fund loan on a secured basis only; (4)
no fund may lend money if the loan would cause its aggregate outstanding loans through the Inter-Fund Program to exceed 15% of its net assets at the time of the loan; (5) a fund’s inter-fund loans to any one fund shall not exceed 5% of the lending fund’s net assets; (6) the duration of inter-
fund loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days; and (7) each inter-fund loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund. In addition, a Nuveen fund may participate in the Inter-Fund Program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The Board is responsible for overseeing the Inter-Fund Program.
The limitations detailed above and the other conditions of the SEC exemptive order permitting the Inter-Fund Program are designed to minimize the risks associated with Inter-Fund Program for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at a higher rate or take other actions to payoff such loan if an inter-fund loan is not available from another fund. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
During the current reporting period, none of the Funds covered by this shareholder report have entered into any inter-fund loan activity.
12. Fund Mergers
The Mergers as previously described in these Notes to Financial Statements were structured to qualify as tax-free reorganizations under the Internal
Revenue Code for federal income tax purposes, and the Target Funds’ shareholders recognized no gain or loss for federal income tax purposes as a result. Prior to the closing of each Merger, the Target Funds distributed all of their net investment income and capital gains, if any. Such a distribution may be taxable to the Target Funds’ shareholders for federal income tax purposes.
Investments:
The cost, fair value and net unrealized appreciation (depreciation) of the investments (including investments in derivatives) of the
Target Funds as of the date of each Merger, were as follows:
Fund
Utilization
period (days
outstanding)
Average
daily balance
outstanding
Average annual
interest rate
JQC 184 $ (142,000,000) 6.19%
JPC 184 (210,145,679) 6.30
JPI 184 (65,000,000) 6.63
NPFD 184 (17,991,255) 5.90
Fund Counterparty
Reverse
Repurchase
Agreements***
Collateral
Pledged to
Counterparty
JQC Societe Generale $ (142,849,955) $ 195,497,628
JPC BNP Paribas (320,777,560) 338,822,091
JPC Royal Bank of Canada (95,941,058) 123,646,982
Total $ (416,718,618) $ 462,469,073
JPI BNP Paribas (65,744,783) 65,664,096
NPFD Royal Bank of Canada (10,640,776) 15,345,062
*** Represents gross value and accrued interest for the counterparty as reported in the preceding table.

For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Target Funds were carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Common Shares:
The common shares outstanding, net assets applicable to common shares and NAV per common share outstanding immediately before and after each Merger were as follows:
Pro Forma Results of Operations:
The beginning of JPS and JPT’s current fiscal period was August 1, 2023. Assuming the Mergers had been completed on August 1, 2023, the beginning of the Acquiring Fund’s current fiscal period, the pro forma results of operations for the Fund’s current fiscal period, are as follows:
Because the combined investment portfolio of each Merger has been managed as a single integrated portfolio since each Merger was completed, it is not practicable to separate the amounts of revenue and earnings of each Target Fund that have been included in the Statement of Operations of the Acquiring Fund since each Merger was consummated.
Cost and Expenses:
In connection with each Merger, the Acquiring Fund incurred certain associated costs and expenses. Such amounts were included as components of “Accrued other expenses” on the Statement of Assets and Liabilities and “Merger expenses” on the Statement of
Operations.
13. Subsequent Events
Effective February 1, 2024, JFR exchanged $70,000,000 Series C TFP Shares for $70,000,000 Series A TFP Shares.
JPS JPT
Cost of investments $2,510,520,333 $139,640,181
Fair value of investments 2,287,111,763 122,868,636
Net unrealized appreciation (depreciation) of investments (223,408,570) (16,771,545)
Target Fund - Prior to Merger into JPC JPS JPT
Common shares outstanding 205,710,932 4,391,624
Net assets applicable to common shares $1,472,315,298 $79,555,253
NAV per common share outstanding $7.16 $18.12
Acquiring Fund - Prior to Merger JPC
Common shares outstanding 105,069,232
Net assets applicable to common shares $760,458,451
NAV per common share outstanding $7.24
Acquiring Fund - Post Merger JPC
Common shares outstanding 319,483,952
Net assets applicable to common shares $2,312,329,002
NAV per common share outstanding $7.24
Acquiring Fund - Pro Forma Results from Operations JPC
Net investment income (loss) $59,414,479
Net realized and unrealized gains (losses) (58,219,032)
Change in net assets resulting from operations 1,195,447

Shareholder Meeting Report
(Unaudited)
A special meeting of shareholders was held on August 9, 2023 for JPC; at this meeting the shareholders were asked to approve an Agreement and
Plan Merger as well as the issuance of additional common shares with the Agreement and Plan of Merger. The meeting was subsequently adjourned to September 15, 2023, in order to seek additional shareholder participation.
JPC
Common
and Preferred
shares voting
together
as a class
Preferred
shares
To approval an Agreement and Plan of Merger:
For — 140,000
Withhold — —
Withhold — —
Withhold — —
Total — 140,000
To approval the Issuance of additional common shares:
For 48,864,159 —
Withhold 4,114,012 —
Withhold 2,519,232 —
Withhold — —
Total 55,497,403 —

Risk Considerations
(Unaudited)

Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation.
Nuveen Floating Rate Income Fund (JFR)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Adjustable Rate Senior Loans may not be fully secured by collateral, generally do not trade on exchanges, and are typically issued by unrated or below-investment grade companies, and therefore are subject to greater liquidity and credit risk. Lower credit debt securities may be more likely to fail to make timely interest or principal payments.
Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. These and other risk considerations such as interest rate risk are described in more detail on the Fund’s web page at www.nuveen.com/JFR .
Nuveen Credit Strategies Income Fund (JQC)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Adjustable Rate Senior Loans may not be fully secured by collateral, generally do not trade on exchanges, and are typically issued by unrated or below-investment grade companies, and therefore are subject to greater liquidity and credit risk. Lower credit debt securities may be more likely to fail to make timely interest or principal payments.
Common stock prices have often experienced significant volatility. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. These and other risk considerations such as interest rate risk are described in more detail on the Fund’s web page at www.nuveen.
com/JQC .
Nuveen Preferred & Income Opportunities Fund (JPC)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure, and therefore are subject to greater credit risk. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. Lower credit debt securities may be more likely to fail to make timely interest or principal payments.
Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. Certain types of preferred or debt securities with special loss absorption provisions, such as contingent capital securities (CoCos), may be or become so subordinated that they present risks equivalent to, or in some cases even greater than, the same company’s common stock. These loss absorption features work to the benefit of the security issuer, not the investor. These and other risk considerations such as concentration and foreign securities risk are described in more detail on the Fund’s web page at www.nuveen.com/JPC .
Nuveen Preferred and Income Term Fund (JPI)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure, and therefore are subject to greater credit risk. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. Lower credit debt securities may be more likely to fail to make timely interest or principal payments.
Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. Certain types of preferred or debt securities with special loss absorption provisions, such as contingent capital securities (CoCos), may be or become so subordinated that they present risks equivalent to, or in some cases even greater than, the same company’s common stock. These loss absorption features

Risk Considerations
(Unaudited) (continued)

work to the benefit of the security issuer, not the investor. For these and other risks, including the Fund’s limited term and concentration risk, see the Fund’s web page at www.nuveen.com/JPI .
Nuveen Variable Rate Preferred & Income Fund (NPFD)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure, and therefore are subject to greater credit risk. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. Lower credit debt securities may be more likely to fail to make timely interest or principal payments.
Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. Certain types of preferred, hybrid or debt securities with special loss absorption provisions, such as contingent capital securities (CoCos), may be or become so subordinated that they present risks equivalent to, or in some cases even greater than, the same company’s common stock. These loss absorption features work to the benefit of the security issuer, not the investor (this fund). For these and other risks, such as concentration risk, see the Fund’s web page at www.nuveen.com/NPFD .

Additional Fund Information
(Unaudited)
Portfolio of Investments Information
The Fund is required to file its complete schedule of portfolio holdings with the
Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Active Shelf Offering Statement of Additional Information (SAI) for JPC
The SAI for the active shelf offerings
for JPC contains additional information about the Fund’s Board of Trustees. You may obtain a copy of the fund’s SAI without charge, upon request, by calling Nuveen at (312) 917-7700, by writing to the Fund, or on Nuveen’s website at
www.nuveen.com. You may also obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
CEO Certification Disclosure
Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock
Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.
Each Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the
Sarbanes-Oxley Act.
Common Share Repurchases
Each Fund intends to repurchase, through its open-market share repurchase program, shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, each Fund repurchased shares of its common stock as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.
FINRA BrokerCheck:
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.
Board of Trustees
Joseph A. Boateng* Michael A. Forrester* Thomas J. K enny Amy B.R. Lancellotta Joanne T. Medero Albin F. Moschner
John K. Nelson Loren M. Starr Matthew Thornton III Terence J. Toth Margaret L. Wolff Robert L. Young
* Serves as a consultant
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank
& Trust Company
One Congress Street
Suite 1
Boston, MA 02114-2016
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Independent Registered
Public Accounting Firm
KPMG LLP
200 East Randolph Street
Chicago, IL 60601
Transfer Agent and
Shareholder Services
Computershare Trust Company,
N.A.
150 Royall Street
Canton, MA 02021
(800) 257-8787
JFR JQC JPC JPI NPFD
Common shares repurchased 0 0 0 0 0

Glossary of Terms Used in this Report
(Unaudited)
19(a) Notice:
Section 19(a) of the Investment Company Act of 1940 requires that the payment of any distribution which is made from a source other than the fund’s net income be accompanied by a written notice that discloses the estimated sources of such payment.
Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Collateralized Loan Obligation (CLO):
A security backed by a pool of debt, often low rated corporate loans. Collateralized loan obligations (CLOs) are similar to collateralized mortgage obligations, except for the different type of underlying loan.
Contingent Capital Securities ( CoCos ):
CoCos are debt or capital securities of primarily non-U.S. issuers with loss absorption contingency mechanisms built into the terms of the security, for example a mandatory conversion into common stock of the issuer, or a principal write-down, which if triggered would likely cause the CoCo investment to lose value. Loss absorption mechanisms would become effective upon the occurrence of a specified contingency event, or at the discretion of a regulatory body. Specified contingency events, as identified in the CoCo’s governing documents, usually reference a decline in the issuer’s capital below a specified threshold level, and/or certain regulatory events. A loss absorption contingency event for CoCos would likely be the result of, or related to, the deterioration of the issuer’s financial condition and/or its status as a going concern. In such a case, with respect to CoCos that provide for conversion into common stock upon the occurrence of the contingency event, the market price of the issuer’s common stock received by the Acquiring Fund will have likely declined, perhaps substantially, and may continue to decline after conversion. CoCos rated below investment grade should be considered high yield securities, or “junk,” but often are issued by entities whose more senior securities are rated investment grade. CoCos are a relatively new type of security; and there is a risk that CoCo security issuers may suffer the sort of future financial distress that could materially increase the likelihood (or the market’s perception of the likelihood) that an automatic write-down or conversion event on those issuers’ CoCoswill occur. Additionally, the trading behavior of a given issuer’s CoCo may be strongly impacted by the trading behavior of other issuers’ CoCos, such that negative information from an unrelated CoCo security may cause a decline in value of one or more CoCos held by the Fund.
Accordingly, the trading behavior of CoCos may not follow the trading behavior of other types of debt and preferred securities.
Despite these concerns, the prospective reward vs. risk characteristics of at least certain CoCos may be very attractive relative to other fixed-income alternatives.
Duration:
Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond fund’s value to changes when market interest rates change. Generally, the longer a bond’s or fund’s duration, the more the price of the bond or fund will change as interest rates change.
Effective Leverage:
Effective leverage is a fund’s effective economic leverage, and includes both regulatory leverage (see below)
and the leverage effects of certain derivative investments in the fund’s portfolio.
Leverage:
Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100%
of the investment capital.
Net Asset Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.
Regulatory Leverage:
Regulatory leverage consists of preferred shares issued by or borrowings of a fund. Both of these are part of a fund’s capital structure. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
ESA-A-0124P 3424104-INV-B-03/25
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/closed-end-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4) Change in registrant’s independent public accountant. Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2 (b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Floating Rate Income Fund

By (Signature and Title)	/s/ David J. Lamb
David J. Lamb
Chief Administrative Officer

Date: April 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David J. Lamb
David J. Lamb
Chief Administrative Officer
(principal executive officer)

Date: April 3, 2024

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Controller
(principal financial officer)

Date: April 3, 2024